[LOGO]-Registered Trademark-

Asset Allocation Portfolio

Value Fund

Growth &
Income Fund

Capital Fund


Fiduciary Fund

Growth Fund

Capital Appreciation Portfolio

FORTIS
STOCK FUNDS

Annual Report
August 31, 1996

CONTENTS

OTHER PRODUCTS AND SERVICES                                    1
LETTER TO SHAREHOLDERS                                         3

SCHEDULE OF INVESTMENTS
   FORTIS ASSET ALLOCATION PORTFOLIO                          12
   FORTIS VALUE FUND                                          18
   FORTIS GROWTH AND INCOME FUND                              21
   FORTIS CAPITAL FUND                                        24
   FORTIS FIDUCIARY FUND                                      27
   FORTIS GROWTH FUND                                         30
   FORTIS CAPITAL APPRECIATION PORTFOLIO                      33

STATEMENTS OF ASSETS AND LIABILITIES                          36

STATEMENTS OF OPERATIONS                                      38

STATEMENTS OF CHANGES IN NET ASSETS
   FORTIS ASSET ALLOCATION PORTFOLIO                          40
   FORTIS VALUE FUND                                          41
   FORTIS GROWTH AND INCOME FUND                              42
   FORTIS CAPITAL FUND                                        43
   FORTIS FIDUCIARY FUND                                      44
   FORTIS GROWTH FUND                                         45
   FORTIS CAPITAL APPRECIATION PORTFOLIO                      46

NOTES TO FINANCIAL STATEMENTS                                 47

INDEPENDENT AUDITORS' REPORT                                  55

FEDERAL INCOME TAX INFORMATION                                56

BOARD OF DIRECTORS AND OFFICERS                               57

TOLL-FREE PERSONAL ASSISTANCE

 - Shareholder Services

 - (800) 800-2638, Ext. 3012

 - 7:30 a.m. to 5:30 p.m. CST, M-Th

 - 7:30 a.m. to 5:00 p.m. CST, F

TOLL-FREE INFORMATION LINE

 - For daily account balances,
   transaction activity or net asset
   value information

 - (800) 800-2638, Ext. 4344

 - 24 hours a day

FOR MORE INFORMATION ABOUT FORTIS FINANCIAL GROUP'S FAMILY OF PRODUCTS, CALL YOUR INVESTMENT REPRESENTATIVE OR THE HOME OFFICE AT (800) 800-2638.

TO ORDER PROSPECTUSES OR SALES LITERATURE FOR ANY FORTIS PRODUCT, CALL (800) 800-2638, EXT. 4579.

HIGHLIGHTS

                                                 CLASS A      CLASS B      CLASS C      CLASS H      CLASS Z
                                                 --------     --------     --------     --------     --------
FOR THE YEAR ENDED AUGUST 31, 1996

FORTIS ASSET ALLOCATION
NET ASSET VALUE PER SHARE:
  Beginning of period........................    $ 16.52      $ 16.46      $ 16.41      $ 16.44           --
  End of period..............................    $ 16.48      $ 16.40      $ 16.35      $ 16.39           --
TOTAL RETURN.................................       4.73%        4.12%        4.13%        4.19%          --
DISTRIBUTIONS PER SHARE:
  From net investment income.................    $ 0.475      $ 0.395      $ 0.395      $ 0.395           --
  From net realized gains on investments.....    $ 0.324      $ 0.324      $ 0.324      $ 0.324           --

FOR THE EIGHT-MONTH PERIOD ENDED AUGUST 31,
  1996

FORTIS VALUE FUND
NET ASSET VALUE PER SHARE:
  Beginning of period........................    $ 10.00      $ 10.00      $ 10.00      $ 10.00           --
  End of period..............................    $ 10.75      $ 10.70      $ 10.70      $ 10.70           --
TOTAL RETURN.................................       7.50%        7.00%        7.00%        7.00%          --
DISTRIBUTIONS PER SHARE:.....................         --           --           --           --           --

FORTIS GROWTH AND INCOME FUND
NET ASSET VALUE PER SHARE:
  Beginning of period........................    $ 10.00      $ 10.00      $ 10.00      $ 10.00           --
  End of period..............................    $ 10.35      $ 10.32      $ 10.33      $ 10.33           --
TOTAL RETURN.................................       4.11%        3.55%        3.65%        3.65%          --
DISTRIBUTIONS PER SHARE:
  From net investment income.................    $ 0.060      $ 0.035      $ 0.035      $ 0.035           --

FOR THE YEAR ENDED AUGUST 31, 1996

FORTIS CAPITAL FUND
NET ASSET VALUE PER SHARE:
  Beginning of period........................    $ 21.22      $ 21.14      $ 21.13      $ 21.14           --
  End of period..............................    $ 21.89      $ 21.69      $ 21.68      $ 21.69           --
TOTAL RETURN.................................       3.36%        2.60%        2.60%        2.60%          --
DISTRIBUTIONS PER SHARE:
  From net investment income.................    $ 0.042           --           --           --           --

FORTIS FIDUCIARY FUND
NET ASSET VALUE PER SHARE:
  Beginning of period........................    $ 35.54      $ 35.35      $ 35.40      $ 35.35           --
  End of period..............................    $ 36.75      $ 36.26      $ 36.32      $ 36.26           --
TOTAL RETURN.................................       4.18%        3.35%        3.38%        3.35%          --
DISTRIBUTIONS PER SHARE:
  From net realized gains on investments.....    $ 0.255      $ 0.255      $ 0.255      $ 0.255           --

FORTIS GROWTH FUND
NET ASSET VALUE PER SHARE:
  Beginning of period........................    $ 32.66      $ 32.48      $ 32.49      $ 32.49      $ 31.61*
  End of period..............................    $ 32.14      $ 31.75      $ 31.75      $ 31.75      $ 32.18*
TOTAL RETURN.................................       4.09%        3.45%        3.41%        3.41%        1.80%*
DISTRIBUTIONS PER SHARE:
  From net realized gains on investments.....    $ 1.706      $ 1.706      $ 1.706      $ 1.706           --

FORTIS CAPITAL APPRECIATION
NET ASSET VALUE PER SHARE:
  Beginning of period........................    $ 30.67      $ 30.57      $ 30.58      $ 30.58           --
  End of period..............................    $ 34.76      $ 34.46      $ 34.48      $ 34.48           --
TOTAL RETURN.................................      14.21%       13.60%       13.62%       13.62%          --
DISTRIBUTIONS PER SHARE:
  From net realized gains on investments.....    $ 0.226      $ 0.226      $ 0.226      $ 0.226           --

    * Period from March 1, 1996 (inception of class) to August 31, 1996.

FORTIS FINANCIAL GROUP'S OTHER PRODUCTS AND SERVICES

MUTUAL                 Fortis Bond Funds           MONEY FUND
FUNDS/PORTFOLIOS                                   U.S. GOVERNMENT
CONVENIENT ACCESS TO                               SECURITIES FUND
A BROAD RANGE OF                                   TAX-FREE MINNESOTA
SECURITIES                                         PORTFOLIO
                                                   TAX-FREE NATIONAL
                                                   PORTFOLIO
                                                   TAX-FREE NEW YORK
                                                   PORTFOLIO
                                                   HIGH YIELD PORTFOLIO
                       Fortis Stock Funds          ASSET ALLOCATION
                                                   PORTFOLIO
                                                   VALUE FUND
                                                   GROWTH & INCOME FUND
                                                   CAPITAL FUND
                                                   FIDUCIARY FUND
                                                   GLOBAL GROWTH PORTFOLIO
                                                   GROWTH FUND
                                                   CAPITAL APPRECIATION
                                                   PORTFOLIO

FIXED AND VARIABLE     Fortis Opportunity Fixed    FIXED ACCOUNT
ANNUITIES              & Variable Annuity          MONEY MARKET SUBACCOUNT
TAX-DEFERRED           Masters Variable Annuity    U.S. GOVERNMENT
INVESTING                                          SECURITIES SUBACCOUNT
                                                   DIVERSIFIED INCOME
                                                   SUBACCOUNT
                                                   GLOBAL BOND SUBACCOUNT
                                                   HIGH YIELD SUBACCOUNT
                                                   ASSET ALLOCATION
                                                   SUBACCOUNT
                                                   GLOBAL ASSET ALLOCATION
                                                   SUBACCOUNT
                                                   VALUE SUBACCOUNT
                                                   GROWTH & INCOME
                                                   SUBACCOUNT
                                                   S&P 500 INDEX SUBACCOUNT
                                                   BLUE CHIP STOCK
                                                   SUBACCOUNT
                                                   GLOBAL GROWTH SUBACCOUNT
                                                   GROWTH STOCK SUBACCOUNT
                                                   INTERNATIONAL STOCK
                                                   SUBACCOUNT
                                                   AGGRESSIVE GROWTH
                                                   SUBACCOUNT
                       Fortune Fixed Annuities     SINGLE PREMIUM ANNUITY
                                                   FLEXIBLE PREMIUM ANNUITY
                       Income Annuities            GUARANTEED FOR LIFE
                                                   GUARANTEED FOR A
                                                   SPECIFIED PERIOD

LIFE                   Wall Street Series          FIXED ACCOUNT
INSURANCE PROTECTION   Variable Universal Life     MONEY MARKET SUBACCOUNT
AND TAX-DEFERRED       Insurance                   U.S. GOVERNMENT
INVESTMENT                                         SECURITIES SUBACCOUNT
OPPORTUNITY                                        DIVERSIFIED INCOME
                                                   SUBACCOUNT
                                                   GLOBAL BOND SUBACCOUNT
                                                   HIGH YIELD SUBACCOUNT
                                                   ASSET ALLOCATION
                                                   SUBACCOUNT
                                                   GLOBAL ASSET ALLOCATION
                                                   SUBACCOUNT
                                                   VALUE SUBACCOUNT
                                                   GROWTH & INCOME
                                                   SUBACCOUNT
                                                   S&P 500 INDEX SUBACCOUNT
                                                   BLUE CHIP STOCK
                                                   SUBACCOUNT
                                                   GLOBAL GROWTH SUBACCOUNT
                                                   GROWTH STOCK SUBACCOUNT
                                                   INTERNATIONAL STOCK
                                                   SUBACCOUNT
                                                   AGGRESSIVE GROWTH
                                                   SUBACCOUNT
                       Adaptable Life
                       Universal Life

FORTIS FINANCIAL GROUP manages and distributes mutual funds, annuities and life insurance products. The mutual funds, variable life and variable annuity products are distributed through FORTIS INVESTORS, INC. and managed by FORTIS ADVISERS, INC. The insurance products are issued by FORTIS BENEFITS INSURANCE COMPANY, FIRST FORTIS LIFE INSURANCE COMPANY and TIME INSURANCE COMPANY.

FOR MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, SEND FOR A PROSPECTUS. WRITE TO: FORTIS INVESTORS, INC., P.O. BOX 64284, ST. PAUL, MN 55164. READ IT CAREFULLY BEFORE INVESTING OR SENDING MONEY.

HOW TO USE THIS REPORT

For a quick overview of the fund's performance during the past year, refer to the Highlights box. The letter from the portfolio manager and president provides a more detailed analysis of the fund and financial markets.

The charts alongside the letter are useful because they provide more information about your investments. The top holdings chart shows the types of securities in which the fund invests, and the pie chart shows a breakdown of the fund's assets by sector. The portfolio changes show the investment decisions your fund manager has made over the period in response to changing market conditions.

The performance chart graphically compares the funds' total return performance with a selected investment index. Remember, however, that an index may reflect the performance of securities the fund may not hold. Also, the index does not deduct sales charges, investment advisory fees and other fund expenses, whereas your fund does. Individuals cannot buy an unmanaged index fund without incurring some charges and expenses.

This report is just one of several tools you can use to learn more about your investment in the Fortis family of mutual funds. Your investment representative, who understands your personal financial situation, can best explain the features of your investment and how it's designed to help you meet your financial goals.

                       ASSET ALLOCATION PORTFOLIO
           Photo       Stocks, bonds and cash blended to smooth out the highs and lows
                       VALUE FUND
           Photo       Quality stocks, inexpensively priced
                       GROWTH & INCOME FUND
           Photo       Conservative growth with quarterly dividends
                       CAPITAL FUND
           Photo       Long-term growth through larger, established companies
                       FIDUCIARY FUND
           Photo       A medley of growth stocks
                       GROWTH FUND
           Photo       Medium-sized companies poised to be tomorrow's leaders
                       CAPITAL APPRECIATION PORTFOLIO
           Photo       Opportunity through America's entrepreneurs

                                      Photo

DEAR SHAREHOLDER,

In today's fast-paced world, you deserve solid answers to your investment questions, as well as investment companies with solid reputations and performance. We at Fortis are proud to bring you these solid answers and companies as part of your mutual fund investment.

Of course, it's critical we keep you apprised of your investment's status. Therefore, we offer the annual report for the Fortis Stock Funds, which includes the Asset Allocation Portfolio, Value Fund, Growth & Income Fund, Capital Fund, Fiduciary Fund, Growth Fund and Capital Appreciation Portfolio, for the period ended August 31, 1996.

MARKET REVIEW AND OUTLOOK

Since our report six months ago, financial markets have experienced a greater than normal degree of volatility. This was primarily due to uncertainties about the Federal Reserve Board's interest rate policy and concerns about increased inflationary pressures in the U.S. economy. Equity markets were strong in the face of rising long-term interest rates through mid-May 1996. Over the next several months, however, the stock market experienced a significant correction. In fact, July was one of the most volatile months in recent memory. Yet this correction has apparently helped reduce the level of speculative activity and set the stage for further advances.

FINANCIAL MARKETS MONITOR INFLATION CLOSELY

The financial market's major concerns are the fears about rising wage pressures in a full-employment economy and the outlook for a slowing trend of corporate profit growth through 1997. Other uncertainties include the upcoming election in the United States and the trend toward rising prices in the energy markets. The net result has been a rise in long-term interest rates to levels above 7 percent, a level that has placed pressures on the equity market in the past. These concerns may be overdone to a degree, as the inflationary pressures have yet to materialize in the economy. We expect that financial markets will continue to watch both inflation and direction of interest rates very closely as they directly impact the valuation levels of the equity market.

MODERATELY GROWING ECONOMY ANTICIPATED

Looking longer-term, we continue to be encouraged by the trend of low worldwide inflation and moderate global economic growth. As long as we are in a low inflation environment, valuation levels for equities, although high, are sustainable. Low inflation also means that we are unlikely to experience a severe economic downturn as the Federal Reserve will have a good deal of flexibility in gradually slowing economic activity. We anticipate a moderately growing economy will persist for some time, which should result in continued low inflationary pressures. A slower growing economy is favorable for financial assets because of its benign effect on both inflation and interest rates.

CONTINUED VOLATILITY LIKELY

Looking forward, we expect a continuation of volatility in the financial markets. The equity markets have experienced a tremendous advance in recent years. Investors should not expect that these gains are normal, especially during a period of slowing corporate growth and historically high valuation levels for equities. We expect the market will begin to become more selective in its focus on well-positioned companies that can continue to grow in a low growth environment. Our emphasis is on these types of high quality growth and value companies. Given the recent sharp downside correction in the equity market, it is also likely that investors will focus their attention on larger companies with greater market liquidity.

While this could help the broader market averages in the near term, we continue to focus our efforts on finding companies with exceptional managements and visible growth prospects. We will also increase our efforts to diversify our holdings to help limit specific company risk. The strategy of targeting exceptional companies during a moderately growing global growth period should reward shareholders over time. Valuation levels for high growth companies remain favorable relative to their long-term growth rates.

The following pages take a closer look at each of the Fortis stock funds. As always, we appreciate your investment with Fortis and thank you for your continued support. If you have any questions about the various funds, please call your financial professional or your Fortis shareholder services representative.

Sincerely,

           [SIGNATURE]                                            [SIGNATURE]
Dean C. Kopperud                                                  James S. Byrd
President                                                         Vice President

             [SIGNATURE]
Howard H. Hudson
Vice President
September 12, 1996

PORTFOLIO ALLOCATION AS OF 8/31/96

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Long-Term Debt Securities           50.1%
Equity Investments                  46.8%
Cash Equivalents/Receivables         3.1%

TOP HOLDINGS AS OF 8/31/96

                                                         Percent of
Stocks                                                   Net Assets
-------------------------------------------------------------------
 1.  Green Tree Financial Corp.                               1.9%
 2.  First Data Corp.                                         1.8%
 3.  Sterling Software, Inc.                                  1.8%
 4.  WorldCom, Inc.                                           1.6%
 5.  Microsoft Corp.                                          1.6%

Bonds
-------------------------------------------------------------------
 1.  FNMA (7.00%) 2025                                        1.8%
 2.  Merrill Lynch Mortgage Investors, Inc. (6.815%)
     2021                                                     1.8%
 3.  FNMA (6.50%) 2010                                        1.7%
 4.  U.S. Treasury Bond (6.25%) 2001                          1.7%
 5.  Oakwood Mortgage Investors, Inc. (7.10%) 2020            1.5%

PORTFOLIO CHANGES FOR THE
PERIOD ENDED 8/31/96

STOCK ADDITIONS:                STOCK ELIMINATIONS:
360 Communications Co.          3Com Corp.
Abbott Laboratories             Applied Materials, Inc.
American International Group,   Disney (Walt) Co.
 Inc.                           First Financial Management
Amgen, Inc.                      Corp.
Banc One Corp.                  General Instrument Corp.
Biovail Corp.                   Lowe's Companies, Inc.
Boatmens Bancshares, Inc.       News Corp., Ltd. Preferred ADR
Boston Scientific Corp.         News Corp., Ltd. ADR
Cardinal Health, Inc.           Nokia Corp. ADR
ConAgra, Inc.                   Sensormatic Electronics
General Electric Co.            Silicon Graphics, Inc.
Heinz (H.J.) Co.                Talbots (The), Inc.
Magna International, Inc.       Tandy Corp.
Nuevo Energy Co.                U.S. HealthCare, Inc.
Oxford Health Plans, Inc.
Philip Morris
 Companies, Inc.
Price/Costco, Inc.
Schlumberger, Ltd.
Solectron Corp.
Sun International Hotels Ltd.
Tellabs, Inc.
Tucson Electric Power Co.
Wackenhut Corp.

YOUR ASSET ALLOCATION PORTFOLIO
STOCKS, BONDS AND CASH BLENDED TO SMOOTH OUT THE HIGHS AND LOWS

The Asset Allocation Portfolio adjusts its weightings between stocks and bonds as economic and market conditions warrant. At the end of this reporting period, the assets of the fund were closely divided between stock and bond holdings. The current equity allocation continues to be below a longer-term target level of approximately 65 percent.

EQUITY POSITION WELL DIVERSIFIED

Diversified across various economic sectors, our equity focus in the Asset Allocation Portfolio continues to be on larger companies with leading positions and superior future earnings prospects. During the current reporting period, performance was enhanced by holdings in specialty retail, computer software and telecommunications. However, holdings in health maintenance organizations, medical devices and selected technology stocks detracted from performance.

The bond portion of the fund started 1996 with a positive outlook for interest rates. This view was based on weak economic numbers and the Federal Reserve's apparent willingness to lower short-term interest rates. In addition, we entered the year overweighted in corporate bonds and asset-backed securities, as we felt these areas offered better performance opportunities than U.S. Treasury securities.

We continue to be alert to trends in the U.S. economy and their impact on the fixed income and equity markets. If moderate economic growth and subdued inflationary prospects appear likely to continue, this would allow a return to a higher stock to bond relationship in the portfolio.

VALUE OF $10,000 INVESTED JANUARY 4, 1988

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                        LEHMAN BROTHERS                                    FORTIS
                                     AGGREGATE BOND INDEX#      S&P 500##    ASSET ALLOCATION PORTFOLIO CLASS A
01/04/88                                              10,000         10,000                                9,534
88                                                    10,470         10,868                                9,554
89                                                    11,853         15,109                               11,885
90                                                    12,710         14,356                               11,564
91                                                    14,569         18,216                               14,078
92                                                    16,533         19,663                               15,742
93                                                    18,348         22,640                               17,526
94                                                    18,070         23,875                               18,182
95                                                    20,131         28,994                               21,666
96                                                    20,830         34,270                               22,692
Fortis Asset Allocation Portfolio
Average Annual Total Return
                                                                                                           Since
                                                      1 Year         5 Year                     January 4, 1988@
Class A*                                               -.24%         +8.95%                               +9.92%
Class A**                                             +4.73%        +10.02%                              +10.54%

                         Annual period ended August 31
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
  * SEC defined total returns, including reinvestment of all dividend and capital gains distributions and the reduction due to the maximum sales charge of 4.75%. Prior to January 1, 1996, the portfolio had a sales charge of 4.50%, and therefore, those figures do not represent actual performance that would have been achieved by investing as described above.
 ** These are the portfolios total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.
  # An unmanaged index of government, corporate, and mortgage-backed securities with an average maturity of approximately nine years.
 ##  This is an unmanaged index of 500 common stocks.
  @  Date shares were first offered to the public.

CLASS B, C AND H AVERAGE ANNUAL TOTAL RETURNS

                                                       Since
                                           1 Year     Inception+
-------------------------------------------------------------
Class B sharesDiamond                       +4.12%    +12.70%
Class B sharesDiamond Diamond                +.52%    +10.87%
Class C sharesDiamond                       +4.13%    +12.48%
Class C sharesDiamond Diamond               +3.13%    +12.48%
Class H sharesDiamond                       +4.19%    +12.61%
Class H sharesDiamond Diamond                +.59%    +10.78%

Past performance is not indicative of future performance. Total returns include reinvestment of all dividend and capital gains distributions. The performance of the separate classes (A, B, C, and H) will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes. Class A has a maximum sales charge of 4.75%, Class B and H have a CDSC of 4.00% (with a waiver of 10% of the amount invested) if redeemed within two years of purchase, and Class C has a CDSC of 1.00% if redeemed within one year of purchase.
Diamond Without CDSC.
Diamond With CDSC. Assumes redemption on August 31, 1996.
Diamond
  +  Since November 14, 1994 -- Date shares were first offered to the public.

COMPOSITION BY INDUSTRY
AS OF 8/31/96

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Other                                           41.0%
Cash Equivalents/Receivables                    12.0%
Office Equipment and Supplies                    6.6%
Broadcasting                                     5.9%
Food                                             5.7%
Retail-Department Stores                         4.7%
Chemicals-Specialty                              4.3%
Electronic-Semiconductor and Capacitator         4.2%
Oil-Crude Petroleum and Gas                      3.4%
Real Estate-Investment Trust                     3.2%
Retail-Specialty                                 3.0%
Drugs                                            3.0%
Banks                                            3.0%

TOP 10 HOLDINGS AS OF 8/31/96

                                                         Percent of
Stocks                                                   Net Assets
-------------------------------------------------------------------
 1.  Columbia/HCA Health                                      2.7%
 2.  Federated Department Stores, Inc.                        2.6%
 3.  Internat'l Business Machines Corp.                       2.5%
 4.  General Electric Co.                                     2.4%
 5.  Avnet, Inc                                               2.3%
 6.  Pitney Bowes, Inc.                                       2.3%
 7.  Mallinckrodt Group                                       2.3%
 8.  Williams Companies, Inc.                                 2.3%
 9.  Comcast Corp.                                            2.2%
10.  Schering-Plough Corp.                                    2.2%

CLASS B, C AND H TOTAL RETURNS

                                            Since
                                           Inception+
--------------------------------------------------
Class B sharesDiamond                       +7.00%
Class B sharesDiamond Diamond               +3.40%
Class C sharesDiamond                       +7.00%
Class C sharesDiamond Diamond               +6.00%
Class H sharesDiamond                       +7.00%
Class H sharesDiamond Diamond               +3.40%

Past performance is not indicative of future performance. Total returns include reinvestment of all dividend and capital gains distributions. The performance of the separate classes (A, B, C, and H) will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes. Class A has a maximum sales charge of 4.75%, Class B and H have a CDSC of 4.00% (with a waiver of 10% of the amount invested) if redeemed within two years of purchase, and Class C has a CDSC of 1.00% if redeemed within one year of purchase.
Diamond Without CDSC.
Diamond With CDSC. Assumes redemption on August 31, 1996.
Diamond
  +  Shares were first offered to the public January 2, 1996.

YOUR VALUE FUND
QUALITY STOCKS, INEXPENSIVELY PRICED

The Fortis Value Fund opened to investors on January 2, 1996, and was well-positioned to take advantage of current market conditions. The fund achieved a strong, positive return consistent with the broad market averages during its first eight months in existence.

CHOPPY, UPWARD PROGRESS

While satisfactory, the stock market's upward progress has been choppy and characterized by wide disparities in the performance of individual stocks and sectors. For example, toward the end of 1995 and through the beginning of 1996, weakening economic indicators persuaded Wall Street that the economy probably was sliding into recession. Investors disposed of their investments in cyclical companies in favor of defensive investments, such as healthcare and consumer staples companies. Consistent with Wall Street's expectations, the common shares of many cyclical companies reached valuation levels premised on an imminent recession. But contrary to all expectations, subsequent economic indicators revealed robust economic growth. As fears of recession evaporated, investors quickly sold their defensive stocks, which tend to have less volatile earnings, and moved back into cyclical stocks. However, Wall Street's preferences once again appear to be swinging the other way, with investors shifting back into defensive stocks as concerns grow about the sustainability of the business cycle.

CYCLICAL INVESTMENT STRATEGY SUCCESSFUL

At the beginning of the year, we agreed with the investment community that the business cycle had matured, but did not believe in an imminent recession. Consequently, we invested more heavily in cyclical stocks (retail, chemicals and capital goods) on the theory that their prices largely reflected the worst that could happen. Although we were early, our strategy paid off in the first half. As cyclical stocks have become more popular, we have steadily reduced our exposure to those kinds of investments and focused on defensive stocks instead.

Looking forward, our main concern is that profit margins are near their peak for the business cycle. With profit margins in the next few years more likely to decline than rise, growing earnings will probably become scarce. In this environment, we are finding it increasingly difficult to identify companies that satisfy our primary buy criteria of having accelerating earnings over the next few years, forcing us to rely more heavily on our secondary criteria of finding companies that are priced reasonably in relation to their long-term growth rates. As a result, our disciplines have led us to invest more heavily in defensive stocks.

VALUE OF $10,000 INVESTED JANUARY 2, 1996

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                          FORTIS VALUE FUND
                         S&P 500***            CLASS A
1/2/96                           10,000                9,525
96                               10,700               10,239
Fortis Value Fund
Total Return
                                  Since
                       January 2, 1996@
Class A*                         +2.39%
Class A**                        +7.50%

                         Fiscal period ended August 31
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
  * SEC defined total returns, including reinvestment of all dividend and capital gains distributions and the reduction due to the maximum sales charge of 4.75%.
 ** These are the portfolios total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.
***  An unmanaged index of 500 common stocks.
  @  Date shares were first offered to the public.

COMPOSITION BY INDUSTRY
AS OF 8/31/96

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Cash Equivalents/Receivables         20.2%
Other                                16.4%
Finance Services                     11.2%
Drugs                                 9.6%
Utilities-Telephone                   9.5%
Natural Gas Transmissions             9.1%
Oil-Crude Petroleum and Gas           5.1%
Food                                  4.1%
Banks                                 4.0%
Tobacco                               2.9%
Diversified Companies                 2.8%
Machinery-Oil and Well                2.7%
Publishing                            2.4%

TOP 10 HOLDINGS AS OF 8/31/96

                                                         Percent of
Stocks                                                   Net Assets
-------------------------------------------------------------------
 1.  Pharmacia & UpJohn, Inc.                                 2.4%
 2.  Household International, Inc.                            2.3%
 3.  Boatmens Bancshare, Inc.                                 2.1%
 4.  Heinz (H.J.) Co.                                         2.1%
 5.  Exxon Corp.                                              2.0%
 6.  ConAgra, Inc.                                            2.0%
 7.  Sonat, Inc.                                              2.0%
 8.  Minnesota Mining and Manufacturing Co.                   2.0%
 9.  El Paso Natural Gas Co.                                  1.9%
10.  Williams Companies, Inc.                                 1.9%

CLASS B, C AND H TOTAL RETURNS

                                            Since
                                           Inception+
--------------------------------------------------
Class B sharesDiamond                       +3.55%
Class B sharesDiamond Diamond                -.05%
Class C sharesDiamond                       +3.65%
Class C sharesDiamond Diamond               +2.65%
Class H sharesDiamond                       +3.65%
Class H sharesDiamond Diamond                +.05%

Past performance is not indicative of future performance. Total returns include reinvestment of all dividend and capital gains distributions. The performance of the separate classes (A, B, C, and H) will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes. Class A has a maximum sales charge of 4.75%, Class B and H have a CDSC of 4.00% (with a waiver of 10% of the amount invested) if redeemed within two years of purchase, and Class C has a CDSC of 1.00% if redeemed within one year of purchase.
Diamond Without CDSC.
Diamond With CDSC. Assumes redemption on August 31, 1996.
Diamond
  +  Shares were first offered to the public January 2, 1996.

YOUR GROWTH & INCOME FUND
CONSERVATIVE GROWTH WITH QUARTERLY DIVIDENDS

The Growth & Income Fund, which focuses on dividend-paying companies with earnings growth potential, is well diversified with exposure to most economic sectors. Currently, larger concentrations may be found in the energy, financial and healthcare sectors. Over the period in review, the fund's positive performance was enhanced by selective holdings in energy and ethical drugs, while telephone utilities detracted from performance. Under-representation in technology stocks, due to lack of yield considerations, also hurt as this sector had relative outperformance.

POISED FOR FUTURE OPPORTUNITIES

Concerns about the strength of the U.S. economy and the Federal Reserve's response to such growth have raised investor caution levels after the long advance in the market. Some profit taking is likely, particularly given the historic low dividend yield on the equity market. The fund currently has an above average cash position to take advantage of opportunities in the period ahead.

VALUE OF $10,000 INVESTED JANUARY 2, 1996

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                       FORTIS GROWTH & INCOME FUND
                                     S&P 500***                  CLASS A
01/02/96                                     10,000                            9,525
96                                           10,700                            9,916
Fortis Growth & Income Fund
Total Return
                                              Since
                                   January 2, 1996@
Class A*                                      -.84%
Class A**                                    +4.11%

                         Fiscal period ended August 31
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
  * SEC defined total returns, including reinvestment of all dividend and capital gains distributions and the reduction due to the maximum sales charge of 4.75%.
 ** These are the portfolios total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.
***  An unmanaged index of 500 common stocks.
  @  Date shares were first offered to the public.

PORTFOLIO COMPOSITION BY INDUSTRY AS OF 8/31/96

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Other                                 16.2%
Cash Equivalents/Receivables          15.7%
Computer-Software                     11.2%
Retail-Specialty                      10.8%
Finance Services                       8.6%
Telecommunications                     7.6%
Business Services and Supplies         6.6%
Telephone Services                     5.7%
Health Care Services                   5.6%
Toys                                   4.6%
Retail-Department Stores               3.8%
Medical Technology                     3.6%

TOP 10 HOLDINGS AS OF 8/31/96

                                                         Percent of
Stocks                                                   Net Assets
-------------------------------------------------------------------
 1.  Mattel, Inc.                                             4.6%
 2.  First Data Corp.                                         4.1%
 3.  Oracle Corp.                                             3.9%
 4.  Microsoft Corp.                                          3.7%
 5.  WorldCom, Inc.                                           3.2%
 6.  Green Tree Financial Corp.                               3.2%
 7.  Cisco Systems, Inc.                                      3.1%
 8.  Home Depot, Inc.                                         3.1%
 9.  Federal National Mortgage Association                    2.8%
10.  MBNA Corp.                                               2.6%

PORTFOLIO CHANGES FOR THE
PERIOD ENDED 8/31/96

ADDITIONS:                      ELIMINATIONS:
360 Communications Co.          Applied Materials, Inc.
American International Group,   Disney (Walt) Co.
 Inc.                           First Financial Management
Amgen, Inc.                      Corp.
Biovail Corp. Intl.             General Instrument Corp.
Boston Scientific Corp.         Lowe's Companies, Inc.
Cardinal Health, Inc.           Nokia Corp. ADR
Magna International, Inc.       Sensormatic Electronics Corp.
Nuevo Energy Co.                Silicon Graphics, Inc.
Oxford Health Plans, Inc.       Talbots (The), Inc.
Schlumberger, Ltd.              Tandy Corp.
Sterling Software, Inc.         U.S. HealthCare, Inc.
Sun International Hotels Ltd.   Vodafone Group plc ADR
Tucson Electric Power Co.
Wackenhut Corp.

YOUR CAPITAL FUND
LONG-TERM GROWTH THROUGH LARGER, ESTABLISHED COMPANIES

The Capital Fund invests primarily in large capitalization companies that exhibit above average growth characteristics. Faster growing companies tend to sell at higher prices, which leads to the overall portfolio's volatility to be above average, as well. The Capital Fund is diversified among many industry sectors, with its heaviest weightings currently in technology, specialty retailing and healthcare.

PERIOD MARKED BY UNUSUAL VOLATILITY

During this reporting period, the fund's positive performance was helped by relative positions in technology and retailing, while the health services area detracted from overall results. The period was marked by unusual volatility as investors had to cope with a rather sharp back-up in interest rates and concerns about future Federal Reserve policy with a growing economy.

Going forward, more volatility is likely as investors continue to grapple over the strength of the U.S. economy. We continue to hold steadfast in our investment philosophy of embracing those companies that hold leading positions in their industries with growth prospects distinctly above average.

VALUE OF $10,000 INVESTED SEPTEMBER 1, 1971

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                 S&P 500***     FORTIS CAPITAL FUND CLASS A
9/1/71                                 10,000                          9,283
72                                     11,553                         11,157
73                                     11,169                          9,989
74                                      8,045                          7,569
75                                     10,145                          8,775
76                                     12,493                         10,185
77                                     12,270                          9,786
78                                     13,802                         12,394
79                                     15,406                         13,699
80                                     18,199                         19,522
81                                     19,160                         22,034
82                                     19,795                         26,093
83                                     28,480                         40,441
84                                     30,243                         39,085
85                                     35,868                         45,126
86                                     49,818                         64,766
87                                     67,024                         82,378
88                                     55,120                         63,494
89                                     76,626                         91,337
90                                     72,809                         86,001
91                                     92,383                        110,463
92                                     99,722                        122,352
93                                    114,821                        131,994
94                                    121,082                        145,928
95                                    147,043                        177,294
96                                    173,801                        183,253
Fortis Capital Fund
Average Annual Total Return
                                       1 Year                         5 Year    10 Year   25 Years
Class A*                               -1.55%                          9.58%     10.42%     11.45%
Class A**                               3.36%                         10.65%     10.96%     11.56%

                         Annual period ended August 31
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
  * SEC defined total returns, including reinvestment of all dividend and capital gains distributions and the reduction due to the maximum sales charge of 4.75%. Prior to January 1, 1990, the portfolio had a sales charge of 8.50%, and therefore, those figures do not represent actual performance that would have been achieved by investing as described above.
 ** These are the portfolios total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.
***  An unmanaged index of 500 common stocks.

CLASS B, C AND H AVERAGE ANNUAL TOTAL RETURNS

                                                       Since
                                           1 Year     Inception+
-------------------------------------------------------------
Class B sharesDiamond                       +2.60%    +12.65%
Class B sharesDiamond Diamond               -1.00%    +10.82%
Class C sharesDiamond                       +2.60%    +12.62%
Class C sharesDiamond Diamond               +1.60%    +12.62%
Class H sharesDiamond                       +2.60%    +12.65%
Class H sharesDiamond Diamond               -1.00%    +10.82%

Past performance is not indicative of future performance. Total returns include reinvestment of all dividend and capital gains distributions. The performance of the separate classes (A, B, C, and H) will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes. Class A has a maximum sales charge of 4.75%, Class B and H have a CDSC of 4.00% (with a waiver of 10% of the amount invested) if redeemed within two years of purchase, and Class C has a CDSC of 1.00% if redeemed within one year of purchase.
Diamond Without CDSC.
Diamond With CDSC. Assumes redemption on August 31, 1996.
Diamond
  +  Since November 14, 1994 -- Date shares were first offered to the public.

PORTFOLIO COMPOSITION BY INDUSTRY AS OF 8/31/96

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Other                                 18.4%
Computer-Software                     16.0%
Cash Equivalents/Receivables          11.9%
Retail-Specialty                       9.7%
Finance Services                       7.5%
Telecommunications                     7.5%
Business Services and Supplies         6.0%
Health Care Services                   5.6%
Telephone Services                     5.6%
Toys                                   4.3%
Hotel and Gaming                       3.9%
Medical Technology                     3.6%

TOP 10 HOLDINGS AS OF 8/31/96

                                                         Percent of
Stocks                                                   Net Assets
-------------------------------------------------------------------
 1.  Mattel, Inc.                                             4.3%
 2.  Oracle Corp.                                             3.8%
 3.  Microsoft Corp.                                          3.5%
 4.  First Data Corp.                                         3.5%
 5.  Sterling Software, Inc.                                  3.4%
 6.  Cisco Systems, Inc.                                      3.2%
 7.  Home Depot, Inc.                                         3.1%
 8.  WorldCom, Inc.                                           3.0%
 9.  BMC Software, Inc.                                       2.9%
10.  Federal National Mortgage Association                    2.6%

PORTFOLIO CHANGES FOR THE
PERIOD ENDED 8/31/96

ADDITIONS:                      ELIMINATIONS:
360 Communications Co.          Applied Materials, Inc.
American International Group,   Compaq Computer Corp.
 Inc.                           Disney (Walt) Co.
Amgen, Inc.                     EMC Corp.
Biovail Corp. Intl.             First Financial Management
Boston Scientific Corp.          Corp.
Cardinal Health, Inc.           General Instrument Corp.
Cascade Communications Corp.    Harrah's Entertainment, Inc.
HFS, Inc.                       Lowe's Companies, Inc.
LCI International, Inc.         Nokia Corp. ADR
Magna International, Inc.       Sensormatic Electronics Corp.
Nuevo Energy Co.                Silicon Graphics, Inc.
Oxford Health Plans, Inc.       Talbots (The), Inc.
Schlumberger, Ltd.              Tandy Corp.
Steris Corp.                    U.S. HealthCare, Inc.
Sun International Hotels Ltd.
Tucson Electric Power Co.
Wackenhut Corp.

YOUR FIDUCIARY FUND
A MEDLEY OF GROWTH STOCKS

The Fiduciary Fund invests in a mix of medium and large capitalization growth companies. Regardless of their size, companies selected for this portfolio have leading positions in their respective field and earnings growth rates substantially above average. The fund is well diversified with positions in many economic sectors. Currently, the fund's larger economic concentrations are in technology, specialty retailing and healthcare. Despite volatile market conditions during the period under review, the fund realized a positive return. Selected retailing and financial holdings enhanced its performance, while positions in health services detracted from the overall results.

GROWTH STOCKS SEEK ABOVE AVERAGE RETURNS

Looking forward, we continue to expect relatively high volatility in the market as investors focus on the strength of the U.S. economy. Too strong a rate of growth is likely to elicit a higher interest rate response from the Federal Reserve. Interest rate levels are important as they tend to have a greater impact on higher priced stocks. We continue to emphasize growth stocks as they have consistently produced above average investment returns over the long term.

VALUE OF $10,000 INVESTED JANUARY 2, 1982

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                 S&P 500***     FORTIS FIDUCIARY FUND CLASS A
1/2/82                                 10,000                            9,430
82                                     10,165                           10,328
83                                     14,625                           16,236
84                                     15,530                           16,073
85                                     18,418                           19,081
86                                     25,582                           28,211
87                                     34,417                           35,819
88                                     28,304                           27,359
89                                     39,348                           39,138
90                                     37,388                           36,786
91                                     47,439                           47,291
92                                     51,208                           52,151
93                                     58,961                           57,667
94                                     62,176                           63,529
95                                     75,507                           77,956
96                                     89,247                           81,217
Fortis Fiduciary Fund
Average Annual Total Return
                                                                                                         Since
                                       1 Year                           5 Year     10 Year    January 2, 1982@
Class A*                                -.77%                          +10.34%     +10.61%             +15.35%
Class A**                              +4.18%                          +11.42%     +11.15%             +15.74%

                         Annual period ended August 31
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
  * SEC defined total returns, including reinvestment of all dividend and capital gains distributions and the reduction due to the maximum sales charge of 4.75%. Prior to March 1, 1992, the portfolio had a sales charge of 4.50%, and therefore, those figures do not represent actual performance that would have been achieved by investing as described above.
 ** These are the portfolios total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.
***  An unmanaged index of 500 common stocks.
  @  Date shares were first offered to the public.

CLASS B, C AND H AVERAGE ANNUAL TOTAL RETURNS

                                                       Since
                                           1 Year     Inception+
-------------------------------------------------------------
Class B sharesDiamond                       +3.35%    +13.96%
Class B sharesDiamond Diamond                -.25%    +12.15%
Class C sharesDiamond                       +3.38%    +14.07%
Class C sharesDiamond Diamond               +2.38%    +14.07%
Class H sharesDiamond                       +3.35%    +13.96%
Class H sharesDiamond Diamond                -.25%    +12.15%

Past performance is not indicative of future performance. Total returns include reinvestment of all dividend and capital gains distributions. The performance of the separate classes (A, B, C, and H) will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes. Class A has a maximum sales charge of 4.75%, Class B and H have a CDSC of 4.00% (with a waiver of 10% of the amount invested) if redeemed within two years of purchase, and Class C has a CDSC of 1.00% if redeemed within one year of purchase.
Diamond Without CDSC.
Diamond With CDSC. Assumes redemption on August 31, 1996.
Diamond
  +  Since November 14, 1994 -- Date shares were first offered to the public.

PORTFOLIO COMPOSITION BY INDUSTRY AS OF 8/31/96

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Other                                         17.5%
Computer-Software                             16.9%
Cash Equivalents/Receivables                  12.2%
Computer-Communications Equipment             10.8%
Telecommunication-Equipment                    8.6%
Retail-Specialty                               8.2%
Finance Services                               7.8%
Health Care Services                           6.6%
Telephone Services                             5.9%
Restaurants and Franchising                    5.5%

TOP 10 HOLDINGS AS OF 8/31/96

                                                         Percent of
Stocks                                                   Net Assets
-------------------------------------------------------------------
 1.  Cisco Systems, Inc.                                      4.4%
 2.  Tellabs, Inc.                                            4.3%
 3.  Oracle Corp.                                             3.8%
 4.  Microsoft Corp.                                          3.7%
 5.  BMC Software, Inc.                                       3.0%
 6.  Parametric Technology Corp.                              2.9%
 7.  3Com Corp.                                               2.9%
 8.  WorldCom, Inc.                                           2.8%
 9.  CUC International, Inc.                                  2.3%
10.  Lone Star Steakhouse & Saloon, Inc.                      2.2%

PORTFOLIO CHANGES FOR THE
PERIOD ENDED 8/31/96

ADDITIONS:                      ELIMINATIONS:
AccuStaff, Inc.                 American Power Conversion
Advanta Corp.                    Corp.
Andrew Corp.                    Applied Materials, Inc.
Ascend Communications, Inc.     Compaq Computer Corp.
Capital One Financial Corp.     Cypress Semiconductor Corp.
Cascade communications Corp.    DSC Communications Corp.
First Data Corp.                EMC Corp.
First USA, Inc.                 First Financial Management
FORE Systems, Inc.               Corp.
General Nutrition Companies,    Forest Laboratories, Inc.
 Inc.                           Harrah's Entertainment, Inc.
Genzyme Corp.                   Lam Research Corp.
Green Tree Financial Corp.      Lowe's Companies, Inc.
HFS, Inc.                       Medaphis Corp.
Input/Output, Inc.              Micron Technology, Inc.
LCI International, Inc.         Mobile Telecommunications
MedPartners/Mullikin, Inc.       Technologies Corp.
PhyCor, Inc.                    Motorola, Inc.
Starbucks Corp.                 Nokia Corp. ADR
Steris Corp.                    Sensormatic Electronics Corp.
Sterling Software, Inc.         U.S. HealthCare, Inc.
Sunglass Hut International,     Vencor, Inc.
 Inc.
U.S. Robotics Corp.

YOUR GROWTH FUND
MEDIUM-SIZED COMPANIES POISED TO BE TOMORROW'S LEADERS

The recent performance of the Fortis Growth Fund was impacted by the downdraft in the market which occurred in July. Most stocks were affected, but particularly those of high growth nature, in which this fund invests. Nevertheless, the fund generated a positive return for the fiscal year, despite the fact that interest rates rose significantly during the period, a normally unfavorable environment for stock prices.

STRONG FLOW OF INVESTMENT DOLLARS

Offsetting the rise in rates in this period of time has been the strong flow of funds for investment, mostly by individuals, into mutual funds and into company profit sharing plans. Also, corporations have continued to report unexpectedly strong earnings in recent quarters.

TECHNOLOGY CONTINUES TO PLAY IMPORTANT ROLE

The portfolio rose along with stocks in general and benefited from its large holding of technology stocks. However, during the first half, we took advantage of these gains and reduced our technology positions by redirecting profits into other areas.

We believe that investing in technology will remain a major thrust for companies and consumers around the world, so technology will remain an important part of the portfolio. Nevertheless, we believe it is prudent at the current relatively high level to the stock market to lower our exposure to this volatile segment and diversify holdings across a wider list of industries and companies. Among these areas, new or expanded positions have been taken in a variety of business services, including telecommunications, financial, outsourcing and energy.

VALUE OF $10,000 INVESTED MARCH 31, 1963

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

      FORTIS GROWTH FUND
 AVERAGE ANNUAL TOTAL RETURN
                                                                                                SINCE
                                   1 YEAR                 5 YEAR               10 YEAR     MARCH 31, 1963@
Class A*                               -0.85%                         +9.24%     +11.32%             +13.65%
Class A**                              +4.09%                        +10.31%     +11.86%             +13.82%
                                   S&P 500***     Fortis Growth Fund Class A
4/63                                   10,000                         10,099
64                                     12,048                         10,931
65                                     13,957                         13,119
66                                     15,019                         14,479
67                                     14,794                         22,377
68                                     15,726                         26,486
69                                     17,810                         23,742
70                                     16,793                         18,352
71                                     18,832                         25,413
72                                     21,392                         30,209
73                                     23,062                         24,494
74                                     20,550                         18,759
75                                     18,270                         23,097
76                                     23,239                         26,701
77                                     24,211                         28,161
78                                     22,196                         41,128
79                                     25,886                         48,772
80                                     32,225                         70,320
81                                     39,136                         84,142
82                                     35,585                         95,822
83                                     49,146                        150,814
84                                     54,494                        144,130
85                                     65,783                        161,092
86                                     86,083                        234,978
87                                    111,448                        302,503
88                                    108,397                        220,640
89                                    121,271                        336,834
90                                    144,108                        331,778
91                                    165,234                        441,372
92                                    191,614                        462,216
93                                    211,903                        567,067
94                                    229,578                        545,679
95                                    246,531                        692,573
96                                    332,091                        720,934

                         Annual period ended August 31
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
  * SEC defined total returns, including reinvestment of all dividend and capital gains distributions and the reduction due to the maximum sales charge of 4.75%. Prior to January 1, 1990, the portfolio had a higher sales charge of 8.50%, and therefore, those figures do not represent actual performance that would have been achieved by investing as described above.
 ** These are the portfolios total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.
***  An unmanaged index of 500 common stocks.
  @  Date shares were first offered to the public.

CLASS B, C, H AND Z AVERAGE ANNUAL TOTAL RETURNS

                                                        Since
                                           1 Year     Inception+
---------------------------------------------------------------
Class B sharesDiamond                       +3.45%    +16.97%
Class B sharesDiamond Diamond                -.15%    +15.19%
Class C sharesDiamond                       +3.41%    +16.97%
Class C sharesDiamond Diamond               +2.41%    +16.97%
Class H sharesDiamond                       +3.41%    +16.97%
Class H sharesDiamond Diamond                -.19%    +15.19%
Class Z share                                  --      +1.80%++

Past performance is not indicative of future performance. Total returns include reinvestment of all dividend and capital gains distributions. The performance of the separate classes (A, B, C, H and Z) will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes. Class A has a maximum sales charge of 4.75%, Class B and H have a CDSC of 4.00% (with a waiver of 10% of the amount invested) if redeemed within two years of purchase, and Class C has a CDSC of 1.00% if redeemed within one year of purchase. Class Z has no sales charge or CDSC.
Diamond Without CDSC.
Diamond With CDSC. Assumes redemption on August 31, 1996.
Diamond
  +  Since November 14, 1994 -- Date shares were first offered to the public.
 ++ Total return since March 1, 1996 -- Date shares were first offered to the public.

COMPOSITION BY INDUSTRY
AS OF 8/31/96

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Other                                         15.5%
Cash Equivalents/Receivables                  12.9%
Business Services and Supplies                12.8%
Computer-Software                             12.3%
Retail-Specialty                               9.6%
Telephone Services                             9.1%
Health Care Services                           7.8%
Restaurants and Franchising                    6.5%
Machinery-Oil and Well                         5.9%
Computer-Communications Equipment              4.4%
Telecommunications                             3.2%

TOP 10 HOLDINGS AS OF 8/31/96

                                                         Percent of
Stocks                                                   Net Assets
-------------------------------------------------------------------
 1.  Input/Output, Inc.                                       4.5%
 2.  APAC TeleServices, Inc.                                  3.7%
 3.  Acxiom Corp.                                             3.5%
 4.  Cisco Systems, Inc.                                      3.2%
 5.  LCI International, Inc.                                  3.0%
 6.  Gadzooks Inc.                                            2.4%
 7.  United Waste Systems, Inc.                               2.4%
 8.  West Marine Inc.                                         2.3%
 9.  Legato Systems, Inc.                                     2.2%
10.  Parametric Technology Corp.                              2.2%

CLASS B, C AND H AVERAGE ANNUAL TOTAL RETURNS

                                                      Since
                                          1 Year    Inception+
--------------------------------------------------------------
Class B sharesDiamond                     +13.60%     +27.43%
Class B sharesDiamond Diamond             +10.00%     +25.77%
Class C sharesDiamond                     +13.62%     +27.46%
Class C sharesDiamond Diamond             +12.62%     +27.46%
Class H sharesDiamond                     +13.62%     +27.46%
Class H sharesDiamond Diamond             +10.02%     +25.80%

Past performance is not indicative of future performance. Total returns include reinvestment of all dividend and capital gains distributions. The performance of the separate classes (A, B, C, and H) will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes. Class A has a maximum sales charge of 4.75%, Class B and H have a CDSC of 4.00% (with a waiver of 10% of the amount invested) if redeemed within two years of purchase, and Class C has a CDSC of 1.00% if redeemed within one year of purchase.
Diamond Without CDSC.
Diamond With CDSC. Assumes redemption on August 31, 1996.
Diamond
  +  Since November 14, 1994 -- Date shares were first offered to the public.

YOUR CAPITAL APPRECIATION PORTFOLIO
OPPORTUNITY THROUGH AMERICA'S ENTREPRENEURS

Good stock selection carried the fund to solid, positive performance in the past year. This was a volatile 12 months, especially for the over-the-counter (OTC) stocks in which this fund primarily invests.

FAVORED STOCK HOLDINGS ADDED

We have attempted to lessen some of the risks by increasing the number of holdings. The level of cash was raised early this spring as valuations were getting high and speculation more apparent. A sharp market selloff in June and July was used as an opportunity to add holdings of some favored stocks, and the portfolio subsequently has shown a nice recovery. The portfolio has been well diversified in various segments of the economy, including business services, retail, emerging telephone companies, technology and healthcare-related.

Historically, investing in smaller companies can be more volatile over the short term as a result of their higher relative valuations. We expect this tendency to continue through the coming year. It is our belief that investors with patience and a longer time horizon may be rewarded by the capital appreciation of the leading growth companies of the future.

VALUE OF $10,000 INVESTED JANUARY 4, 1988

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

FORTIS CAPITAL APPRECIATION PORTFOLIO
     AVERAGE ANNUAL TOTAL RETURN
                                                                                                   SINCE
                                          1 YEAR                     5 YEAR                   JANUARY 4, 1988@
Class A*                                      +8.78%                                +14.21%             +16.68%
Class A**                                    +14.21%                                +15.33%             +17.33%
                                                      Fortis Capital Appreciation Portfolio
                                          S&P 500***                                Class A
1/4/1988                                      10,000                                  9,525
88                                            10,868                                 10,373
89                                            15,109                                 14,853
90                                            14,356                                 14,329
91                                            18,216                                 18,634
92                                            19,663                                 18,685
93                                            22,640                                 25,415
94                                            23,875                                 23,730
95                                            28,994                                 33,294
96                                            34,270                                 38,024

                         Annual period ended August 31
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
  * SEC defined total returns, including reinvestment of all dividend and capital gains distributions and the reduction due to the maximum sales charge of 4.75%. Prior to January 1, 1996, the portfolio had a sales charge of 4.50%, and therefore, those figures do not represent actual performance that would have been achieved by investing as described above.
 ** These are the portfolios total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.
***  An unmanaged index of 500 common stocks.
  @  Date shares were first offered to the public.

                 PORTFOLIO CHANGES FOR THE PERIOD ENDED 8/31/96

ADDITIONS:                      Indus Group, Inc.               Shiva Corp.                     FTP Software, Inc.
ABR Information Services, Inc.  Intermedia Communications,      Sterling Commerce, Inc.         Genesis Health Ventures, Inc.
Accustaff, Inc.                 Inc.                            TeleTech Holdings, Inc.         Health Care & Retirement Corp.
APAC TeleServices, Inc.         Just for Feet, Inc.             Transition Systems, Inc.        Hollywood Entertainment Corp.
Apollo Group, Inc.              Lernout and Hauspie Speech      Westell Technologies            Indigo NV
Ascend Communications, Inc.     Products N.V.                   Xylan Corp.                     Integrated Device Technology,
Aspen Technology, Inc.          McLead, Inc.                    ELIMINATIONS:                   Inc.
Biochem Pharma, Inc.            Mecon, Inc.                     Alliance Semiconductor Corp.    Integrated Silicon Solutions,
Boston Beer Co. (The), Inc.     Mossimo, Inc.                   American Freightways Corp.      Inc.
Brooks Fiber Properties, Inc.   National Education Corp.        Authentic Fitness Corp.         IntelCom Group, Inc.
Career Horizons, Inc.           Netscape Communications Corp.   Avid Technology, Inc.           Landmark Graphics Corp.
Cascade Communications Corp.    Pairgain Technologies, Inc.     Benchmark Electronics, Inc.     Macromedia, Inc.
CKS Group, Inc.                 Parexel International Corp.     Books-A-Million, Inc.           Medaphis Corp.
Corrections Corp of America     Precision Response Corp.        Callaway Golf Co.               Micro Warehouse Inc.
CUC International, Inc.         Pharmaceutical Products         Cerner Corp.                    MIDCOM Communications, Inc.
Cybercash, Inc.                 Development, Inc.               Cheesecake Factory, Inc.        Paradigm Technology, Inc.
Gadzooks, Inc.                  Quality Dining, Inc.            Corporate Express, Inc.         StrataCom, Inc.
HNC Software, Inc.              Quicksiliver, Inc.              Franklin Electronic             System Software Associates,
ICG Communications, Inc.        Rainforest Cafe, Inc.           Publishers, Inc.                Inc.
Idexx Laboratories, Inc.        Romac International, Inc.       FSI International, Inc.         Trimble Navigation Limited
                                Scopus Technology, Inc.                                         Ultratech Stepper, Inc.
                                Seattle Film Works, Inc.                                        Unitrode Corp.
                                                                                                Xilinx, Inc.

FORTIS STOCK FUNDS
ASSET ALLOCATION PORTFOLIO
Schedule of Investments
August 31, 1996

COMMON STOCKS-46.83%

--------------------------------------------------------------------------------
                                                                                  Market
    Shares                                                       Cost (b)        Value (c)
   ---------                                                   ------------    -------------
               AUTOMOBILE AND MOTOR VEHICLE PARTS-0.69%
     22,000    Magna International, Inc. Class A............   $   990,844     $   1,061,500
                                                               ------------    -------------
               BANKS-1.72%
     39,000    Banc One Corp. (h)...........................     1,404,720         1,496,625
     22,000    Boatmens Bancshares, Inc.....................       944,876         1,171,500
                                                               ------------    -------------
                                                                 2,349,596         2,668,125
                                                               ------------    -------------
               BIOMEDICS, GENETICS RESEARCH AND DEVELOPMENT-0.49%
     13,000    Amgen, Inc. (a)..............................       723,457           757,250
                                                               ------------    -------------
               BUSINESS SERVICES AND SUPPLIES-2.75%
     24,000    Ceridian Corp. (a)(h)........................     1,063,507         1,023,000
     36,567    First Data Corp. (h).........................     1,473,359         2,852,226
     24,000    Wackenhut Corp. Class B......................       575,984           384,000
                                                               ------------    -------------
                                                                 3,112,850         4,259,226
                                                               ------------    -------------
               COMPUTER-COMMUNICATIONS EQUIPMENT-1.43%
     42,000    Cisco Systems, Inc. (a)......................       520,547         2,215,500
                                                               ------------    -------------
               COMPUTER-SOFTWARE-5.82%
     30,000    Computer Associates International, Inc.......       742,449         1,575,000
     20,100    Microsoft Corp. (a)..........................       856,421         2,462,250
     63,600    Oracle Corp. (a)(h)..........................       311,130         2,241,900
     40,000    Sterling Software, Inc. (a)..................       772,400         2,715,000
                                                               ------------    -------------
                                                                 2,682,400         8,994,150
                                                               ------------    -------------
               DRUGS-0.58%
     16,000    Abbott Laboratories..........................       727,120           722,000
      6,200    Biovail Corp. Intl. (a)......................       181,509           186,000
                                                               ------------    -------------
                                                                   908,629           908,000
                                                               ------------    -------------
               ELECTRONIC COMPONENTS-0.53%
     22,000    Solectron Corp. (a)..........................       839,200           822,250
                                                               ------------    -------------
               ELECTRICAL EQUIPMENT-0.86%
     16,000    General Electric Co..........................     1,378,162         1,330,000
                                                               ------------    -------------
               ELECTRONIC-SEMICONDUCTOR AND CAPACITOR-1.35%
     13,500    Intel Corp...................................       526,451         1,077,469
     19,000    Motorola, Inc................................       701,793         1,014,125
                                                               ------------    -------------
                                                                 1,228,244         2,091,594
                                                               ------------    -------------
               FINANCE SERVICES-4.97%
     54,000    Federal National Mortgage Association........     1,203,290         1,674,000
     16,100    Franklin Resources, Inc......................       189,578           957,950
     82,384    Green Tree Financial Corp. (h)...............     1,036,226         2,862,844
     72,000    MBNA Corp....................................     1,033,494         2,187,000
                                                               ------------    -------------
                                                                 3,462,588         7,681,794
                                                               ------------    -------------
               FOOD-1.36%
     32,000    ConAgra, Inc. (h)............................     1,387,673         1,348,000
     24,000    Heinz (H.J.) Co..............................       766,680           756,000
                                                               ------------    -------------
                                                                 2,154,353         2,104,000
                                                               ------------    -------------
               HEALTH CARE SERVICES-2.58%
     11,000    Cardinal Health, Inc. (h)....................       781,880           807,125
     26,000    Columbia/HCA Healthcare Corp. (h)............     1,092,332         1,465,750
     14,000    Oxford Health Plans, Inc. (a)(h).............       523,875           640,500
      7,700    PacifiCare Health Systems, Inc., Class B
                 (a)(h).....................................       595,353           619,850
     11,700    United Healthcare Corp.......................       580,166           451,912
                                                               ------------    -------------
                                                                 3,573,606         3,985,137
                                                               ------------    -------------

--------------------------------------------------------------------------------

                                                                                  Market
    Shares                                                       Cost (b)        Value (c)
   ---------                                                   ------------    -------------
               HOTEL AND GAMING-1.98%
     99,000    Mirage Resorts, Inc. (a)(h)..................   $ 1,115,820     $   2,301,750
     16,000    Sun International Hotels Ltd. (a)(h).........       743,590           758,000
                                                               ------------    -------------
                                                                 1,859,410         3,059,750
                                                               ------------    -------------
               INSURANCE-1.11%
     18,000    American International Group, Inc............     1,679,463         1,710,000
                                                               ------------    -------------
               MEDICAL TECHNOLOGY-1.60%
     29,000    Boston Scientific Corp. (a)(h)...............     1,229,337         1,330,375
     22,000    Medtronic, Inc. (and rights) (h).............       492,656         1,144,000
                                                               ------------    -------------
                                                                 1,721,993         2,474,375
                                                               ------------    -------------
               OIL AND GAS FIELD SERVICES-0.49%
      9,000    Schlumberger, Ltd. (h).......................       773,819           759,375
                                                               ------------    -------------
               OIL-CRUDE PETROLEUM AND GAS-0.56%
     23,000    Nuevo Energy Co. (a).........................       797,592           859,625
                                                               ------------    -------------
               PUBLISHING-0.69%
     15,700    Scholastic Corp. (a).........................       810,604         1,063,675
                                                               ------------    -------------
               RETAIL-DEPARTMENT STORES-1.96%
     49,000    Kohl's Corp. (a)(h)..........................       957,074         1,862,000
     44,000    Wal-Mart Stores, Inc. (h)....................       991,910         1,166,000
                                                               ------------    -------------
                                                                 1,948,984         3,028,000
                                                               ------------    -------------
               RETAIL-SPECIALTY-5.74%
     40,800    AutoZone, Inc. (a)(h)........................       783,087         1,111,800
     65,000    CUC International, Inc. (a)(h)...............     1,115,912         2,234,375
     23,200    Home Depot, Inc..............................       440,720         1,232,500
     50,700    Office Depot, Inc. (a)(h)....................       477,429           804,862
     56,000    Pep Boys-Manny Moe & Jack....................     1,520,663         1,876,000
     81,000    Price/Costco, Inc. (a).......................     1,211,625         1,609,875
                                                               ------------    -------------
                                                                 5,549,436         8,869,412
                                                               ------------    -------------
               TELECOMMUNICATION EQUIPMENT-2.23%
     94,400    Ericsson (L.M.) Telephone Co., Class B ADR
                 (h)........................................     1,146,993         2,177,100
     20,000    Tellabs, Inc. (a)............................       808,395         1,267,500
                                                               ------------    -------------
                                                                 1,955,388         3,444,600
                                                               ------------    -------------
               TELEPHONE SERVICES-3.01%
     31,000    360 Communications Co. (a)...................       746,303           740,125
     50,000    AirTouch Communications, Inc. (a)............     1,266,280         1,375,000
    121,016    WorldCom, Inc. (a)(h)........................       657,407         2,541,336
                                                               ------------    -------------
                                                                 2,669,990         4,656,461
                                                               ------------    -------------
               TOBACCO-0.58%
     10,000    Philip Morris Companies, Inc.................     1,056,922           897,500
                                                               ------------    -------------
               TOYS-1.34%
     78,488    Mattel, Inc..................................       694,617         2,070,121
                                                               ------------    -------------
               UTILITIES-ELECTRIC-0.41%
     39,500    Tucson Electric Power Co. (a)(h).............       659,868           636,938
                                                               ------------    -------------
               TOTAL COMMON STOCKS..........................   $46,102,562     $  72,408,358
                                                               ------------    -------------
                                                               ------------    -------------

FORTIS STOCK FUNDS
ASSET ALLOCATION PORTFOLIO (CONTINUED)
Schedule of Investments
August 31, 1996

ASSET BACKED SECURITIES-16.47%

--------------------------------------------------------------------------------
                                                                  Standard
                                                                  & Poor's
    Principal                                                      Rating                          Market
     Amount                                                      (Unaudited)      Cost (b)        Value (c)
   -----------                                                  -------------   ------------    -------------
                 COMMERCIAL LOANS-9.47%
   $1,496,887    Chase Commercial Mortgage Securities Corp.,
                   7.60% Ser 1996-1 Class A-1 12-18-2005......          AAA     $ 1,513,884     $   1,496,887
      984,237    DLJ Mortgage Acceptance Corp., 7.28% Ser
                   1996-CF1 Class A-1A 3-13-2028 (f)..........          AAA         991,603           978,892
      740,091    GS MSC II Protective Life Ser 1996-pl, 7.02%
                   3-1- 2026..................................         Aaa*         740,044           727,140
    2,079,012    J.P. Morgan Commercial Mortgage, 6.47%
                   1996-C2 Class A 11-25-2027.................          AAA       2,002,520         1,962,984
      964,561    Merrill Lynch Mortgage Investors, Inc.,
                   6.7887% Variable Rate Ser 1995-C3 Cl A1
                   12-26-2025.................................          AAA         973,811           941,042
    2,817,214    Merrill Lynch Mortgage Investors, Inc.,
                   6.8151% Variable Rate Ser 1995-C2 Cl A1
                   6-15-2021..................................         Aaa*       2,829,115         2,823,606
    1,750,000    Mortgage Capital Funding, Inc., Ser
                   1996-MCI-B 7.90% 2-15-2006.................          AA+       1,767,865         1,762,168
      470,000    Nationslink Funding Corp., 7.515% Ser 1996-1
                   Class A2 7-20-2005.........................          AAA         470,577           467,687
    1,482,792    Nationslink Funding Corp., 7.533% Ser 1996-1
                   Class A1 9-20-2002.........................          AAA       1,497,047         1,487,079
    1,100,000    Nomura Asset Securities Corp., 6.68%
                   Congregate Care Pass thru Certificate Ser
                   1993-1 Cl A3 12-15-2003....................            A       1,037,925         1,037,094
    1,000,000    Structured Asset Securities Corp., 5.944% Ser
                   96-CFL Cl A1C 2-25-2028....................          AAA       1,000,020           960,605
                                                                                ------------    -------------
                                                                                 14,824,411        14,645,184
                                                                                ------------    -------------
                 MANUFACTURED HOMES-3.15%
    1,500,000    Green Tree Financial Corp., 7.65% Sr Sub Pass
                   Thru Certificate Ser 1994-1 Cl A5
                   4-15-2019..................................         Aa2*       1,494,141         1,446,775
    1,000,000    Green Tree Financial Corp., 8.35% Sr Sub Pass
                   Thru Certificate Ser 1994-7 Cl A4
                   3-15-2020..................................         Aaa*         998,750         1,044,569
    2,500,000    Oakwood Mortgage Investors, Inc., 7.10% Ser
                   1995-A Cl A3 9-15-2020.....................          AAA       2,497,656         2,378,530
                                                                                ------------    -------------
                                                                                  4,990,547         4,869,874
                                                                                ------------    -------------
                 MISCELLANEOUS-0.56%
      865,183    Vanderbilt Mortgage & Finance, Inc., 7.00%
                   Mfg Housing Contract Ser 1994-A Cl A1
                   7-10-2019..................................           AA         864,642           868,980
                                                                                ------------    -------------
                 MULTI-FAMILY LOANS-3.29%
    1,000,000    DLJ Mortgage Acceptance Corp., 8.80%
                   Multifamily Mtg Pass Thru Certificate Ser
                   1993-12
                   Class B19-18 -2003.........................           NR         982,500           992,762
    1,500,000    DLJ Mtg Acceptance Corp., 8.50% Multifamily
                   Mtg Pass Thru Certificate Ser 1994-4 Cl A2
                   4-18-2001..................................            A       1,528,402         1,521,558
      464,411    Fund America Structured Transactions, L.P.,
                   Collateralized Note, 8.231% Ser 1996-1
                   Cl A Principal Only 1-1-2033 (f)(g)........         Baa3         334,412           329,151
    2,300,000    Paine Webber Mortgage Acceptance Corp. IV,
                   6.70% Ser 1995-M1 1-15-2007 (f)............           NR       2,273,270         2,232,437
                                                                                ------------    -------------
                                                                                  5,118,584         5,075,908
                                                                                ------------    -------------
                 TOTAL ASSET BACKED SECURITIES................                  $25,798,184     $  25,459,946
                                                                                ------------    -------------
                                                                                ------------    -------------

CORPORATE BONDS-INVESTMENT GRADE-8.56%

--------------------------------------------------------------------------------
                                                                  Standard
                                                                  & Poor's
    Principal                                                      Rating                          Market
     Amount                                                      (Unaudited)      Cost (b)        Value (c)
   -----------                                                  -------------   ------------    -------------
                 AEROSPACE AND EQUIPMENT-0.95%
   $1,500,000    Lockheed Martin Corp.,7.25% Note 5-15-2006
                   (h)........................................         BBB+     $ 1,498,617     $   1,468,905
                                                                                ------------    -------------
                 BANKS-2.51%
    1,000,000    Advanta National Bank, 6.45% Note
                   10-30-2000.................................          BBB         998,927           964,949
      500,000    Banc One Corp., 7.75% 7-15-2025..............           A+         487,130           484,518
    1,000,000    Capital One Bank, 6.83% Med Term Note
                   8-16-1999..................................         BBB-       1,000,000           989,459
    1,500,000    Fleet Financial Group, Inc., 7.125% Sub Note
                   4-15-2006 (h)..............................         BBB+       1,478,694         1,442,833
                                                                                ------------    -------------
                                                                                  3,964,751         3,881,759
                                                                                ------------    -------------
                 BROKERAGE AND INVESTMENT-1.58%
    1,000,000    Donaldson Lufkin Jenrette, 5.625%
                   2-15-2016..................................           A-         998,089           933,748
    1,000,000    Lehman Brothers Holdings, 8.50% Note
                   5-1-2007...................................            A       1,060,798         1,029,688
      500,000    Salomon, Inc., 6.75% Sr Note 2-15-2003.......          BBB         499,051           472,365
                                                                                ------------    -------------
                                                                                  2,557,938         2,435,801
                                                                                ------------    -------------

--------------------------------------------------------------------------------

                                                                  Standard
                                                                  & Poor's
    Principal                                                      Rating                          Market
     Amount                                                      (Unaudited)      Cost (b)        Value (c)
   -----------                                                  -------------   ------------    -------------
                 CHEMICALS-0.24%
   $  250,000    Lyondell Petrochemical, 6.50% Note
                   2-15-2006..................................         BBB-     $   249,428     $     229,300
      150,000    Lyondell Petrochemical, 7.55% Note
                   2-15-2026..................................         BBB-         141,959           137,320
                                                                                ------------    -------------
                                                                                    391,387           366,620
                                                                                ------------    -------------
                 FOREST PRODUCTS-0.41%
      600,000    Georgia-Pacific Corp., 9.625% Deb
                   3-15-2022..................................         BBB-         616,932           634,605
                                                                                ------------    -------------
                 INDUSTRIAL-0.62%
    1,000,000    Olsten Corp., 7.00% Sr Note 3-15-2006........           A-         995,021           958,150
                                                                                ------------    -------------
                 MEDIA-0.66%
    1,000,000    News America Holdings, Inc., 8.875% Sr Note
                   4-26-2023..................................          BBB       1,028,274         1,018,413
                                                                                ------------    -------------
                 MISCELLANEOUS-0.36%
      500,000    New York (City of), 10.00% General Obligation
                   Taxable Bond Fiscal 1991 Ser D 8-1-2005....         BBB+         473,328           562,601
                                                                                ------------    -------------
                 SUPRANATIONAL-0.62%
    1,000,000    Corp Andina De Formento, 7.10% Yankee Bond
                   2-1-2003...................................          BBB         999,384           963,666
                                                                                ------------    -------------
                 TELECOMMUNICATIONS-0.61%
    1,000,000    360 Communications Corp., 7.50% Sr Note
                   3-1-2006...................................         BBB-         997,767           943,497
                                                                                ------------    -------------
                 TOTAL CORPORATE BONDS - INVESTMENT GRADE.....                  $13,523,399     $  13,234,017
                                                                                ------------    -------------
                                                                                ------------    -------------

CORPORATE BONDS-NON-INVESTMENT GRADE-6.40%

--------------------------------------------------------------------------------
                                                                Standard
                                                                & Poor's
   Principal                                                     Rating                         Market
    Amount                                                     (Unaudited)     Cost (b)        Value (c)
   ---------                                                  -------------   -----------    -------------
               BROADCASTING-0.32%
   $500,000    Sinclair Broadcasting, Inc., 10.00% Sr Sub
                 Note 9-30-2005.............................            B     $  500,000     $     491,250
                                                                              -----------    -------------
               CABLE TELEVISION-1.77%
    500,000    Cablevision Systems, Corp., 9.875% Sr Sub
                 Note 5-15-2006.............................            B        484,217           491,250
    500,000    Century Communications, Inc., 9.50% Sr Note
                 3-1-2005...................................          BB-        520,452           493,125
    500,000    Comcast Corp., 9.125% Sr Sub Note
                 10-15-2006.................................          BB-        516,203           490,625
    461,162    Falcon Holding Group, L.P., 11.00% Sr Sub
                 Note Ser B 9-15-2003 (Interest is
                 Payable-in-Kind)...........................           NR        381,116           414,007
    500,000    Groupe Videotron, 10.625% Sr Note
                 2-15-2005..................................          BB+        525,887           535,000
    500,000    Telewest plc, 11.00% Sr Disc Deb 10-1-2007
                 (Zero coupon until 10-1-2000, thereafter
                 11.00%) (e)................................           BB        324,072           308,125
                                                                              -----------    -------------
                                                                               2,751,947         2,732,132
                                                                              -----------    -------------
               CHEMICALS-0.49%
    500,000    Arcadian Partners L.P., 10.75% Sr Note Ser B
                 5-1-2005...................................          BB-        493,998           542,500
    250,000    Indspec Chemical Corp., 11.50% Sr Sub Disc
                 Note Ser B 12-1-2003 (Zero coupon until
                 12-1-1998) (e).............................          BB-        176,982           215,000
                                                                              -----------    -------------
                                                                                 670,980           757,500
                                                                              -----------    -------------
               COSMETICS AND SUNDRIES-0.17%
    250,000    Revlon Consumer Products, 10.50% Sr Sub Note
                 2-15-2003..................................           B-        254,072           258,125
                                                                              -----------    -------------
               ENERGY-0.34%
    500,000    Mesa Operating Co., 10.625% Sr Note
                 7-1-2006...................................            B        504,952           521,250
                                                                              -----------    -------------
               FOOD-MISCELLANEOUS-0.34%
    500,000    Envirodyne Industries, Inc., 12.00% First
                 Priority Sr Secured Note 6-15-2000.........           B+        500,000           527,500
                                                                              -----------    -------------
               HEALTH CARE SERVICES-0.35%
    500,000    Tenet Healthcare Corp., 10.125% Sr Sub Note
                 3-1-2005...................................           B+        534,177           536,875
                                                                              -----------    -------------
               HOTEL AND MOTEL-0.30%
    500,000    HMC Acquistion Properties, Inc., 9.00% Sr
                 Note 12-15-2007............................           NA        500,000           470,000
                                                                              -----------    -------------

FORTIS STOCK FUNDS
ASSET ALLOCATION PORTFOLIO (CONTINUED)
Schedule of Investments
August 31, 1996

CORPORATE BONDS-NON-INVESTMENT GRADE-CONTINUED
--------------------------------------------------------------------------------

                                                                Standard
                                                                & Poor's
   Principal                                                     Rating                         Market
    Amount                                                     (Unaudited)     Cost (b)        Value (c)
   ---------                                                  -------------   -----------    -------------
               LEISURE TIME-AMUSEMENTS-0.62%
   $500,000    Showboat, Inc., 9.25% First Mtg Bond
                 5-1-2008...................................          BB-     $  508,617     $     485,000
    500,000    Trump Atlantic City Associates, 11.25% First
                 Mtg Bond 5-1-2006..........................          BB-        500,000           480,000
                                                                              -----------    -------------
                                                                               1,008,617           965,000
                                                                              -----------    -------------
               STEEL AND IRON-0.35%
    500,000    AK Steel Corp., 10.75% Sr Note 4-1-2004......           BB        545,156           540,000
                                                                              -----------    -------------
               TECHNOLOGY-0.33%
    500,000    Computervision Corp., 11.375% Sr Sub Note
                 8-15-1999..................................           B-        513,538           515,000
                                                                              -----------    -------------
               TELECOMMUNICATIONS-0.93%
    250,000    Arch Communications Group, Inc., 10.72% Sr
                 Disc Note 3-15-2008 (Zero coupon until
                 3-15-2001, thereafter 10.875%) (e).........           B-        156,277           131,875
    500,000    Nextlink Communications, L.L.C., 12.50% Sr
                 Note 4-15-2006 (f).........................           NR        500,000           492,500
    500,000    Paging Network, Inc., 10.125% Sr Sub Note
                 8-1-2007...................................            B        521,403           505,625
    500,000    Teleport Communications, 11.125% Sr Disc Deb
                 7-1-2007 (Zero coupon until 7-1-2001,
                 thereafter 11.125%) (e)....................            B        297,036           305,000
                                                                              -----------    -------------
                                                                               1,474,716         1,435,000
                                                                              -----------    -------------
               TOBACCO-0.09%
    200,000    Liggett Group, Inc., 11.50% Secured Note Ser
                 B 2-1-1999.................................           NR        144,500           146,000
                                                                              -----------    -------------
               TOTAL CORPORATE BONDS - NON-INVESTMENT
                 GRADE......................................                  $9,902,655     $   9,895,632
                                                                              -----------    -------------
                                                                              -----------    -------------

U.S. GOVERNMENT SECURITIES-18.65%

--------------------------------------------------------------------------------
    Principal                                                                          Market
     Amount                                                         Cost (b)          Value (c)
   -----------                                                   ---------------    -------------
                 FEDERAL NATIONAL MORTGAGE ASSOCIATION-9.19%
                 MORTGAGE BACKED SECURITIES:
   $  787,611    6.00% 2011...................................   $       768,325    $     738,139
    2,803,350    6.50% 2010...................................         2,779,260        2,689,464
    4,703,628    7.00% 2025-2026..............................         4,617,487        4,474,326
      499,803    7.50% 2026...................................           495,830          488,088
    1,648,007    8.00% 2025...................................         1,672,985        1,646,977
      220,903    9.00% 2016-2021..............................           218,249          229,324
                                                                 ---------------    -------------
                                                                      10,552,136       10,266,318
                                                                 ---------------    -------------
                 NOTE:
    2,000,000    6.85% 2000...................................         2,000,000        1,978,296
                                                                 ---------------    -------------
                 REMIC-PAC'S:
    2,000,000    7.00% 2020...................................         1,937,969        1,956,898
                                                                 ---------------    -------------
                 TOTAL FEDERAL NATIONAL MORTGAGE
                   ASSOCIATION................................        14,490,105       14,201,512
                                                                 ---------------    -------------
                 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION-2.64%
                 MORTGAGE BACKED SECURITIES:
    1,690,656    7.50% 2022...................................         1,693,826        1,649,974
    2,262,514    9.00% 2023...................................         2,336,046        2,359,377
       65,308    9.50% 2019...................................            64,777           69,594
                                                                 ---------------    -------------
                                                                       4,094,649        4,078,945
                                                                 ---------------    -------------
                 TOTAL GOVERNMENT NATIONAL MORTGAGE
                   ASSOCIATION................................         4,094,649        4,078,945
                                                                 ---------------    -------------

--------------------------------------------------------------------------------

    Principal                                                                          Market
     Amount                                                         Cost (b)          Value (c)
   -----------                                                   ---------------    -------------
                 U.S. TREASURY SECURITIES-6.82%
                 BOND:
   $  865,000    8.125% 2021..................................   $       964,051    $     946,904
                                                                 ---------------    -------------
                 NOTES:
      850,000    5.875% 2000..................................           836,638          827,688
    4,780,000    6.25% 2001-2003 (h)..........................         4,732,544        4,668,063
    1,715,000    6.375% 1999-2002 (h).........................         1,721,812        1,696,985
    1,095,000    7.00% 2006 (h)...............................         1,126,879        1,099,106
    1,290,000    7.125% 1999..................................         1,314,366        1,310,156
                                                                 ---------------    -------------
                                                                       9,732,239        9,601,998
                                                                 ---------------    -------------
                 TOTAL U.S. TREASURY SECURITIES...............        10,696,290       10,548,902
                                                                 ---------------    -------------
                 TOTAL U.S. GOVERNMENT SECURITIES.............        29,281,044       28,829,359
                                                                 ---------------    -------------
                 TOTAL LONG TERM INVESTMENTS..................   $   124,607,844    $ 149,827,312
                                                                 ---------------    -------------
                                                                 ---------------    -------------

SHORT-TERM INVESTMENTS-2.87%

--------------------------------------------------------------------------------
    Principal                                                       Market
     Amount                                                          Value
   -----------                                                   -------------
                 BANKS-2.77%
   $4,283,000    First Trust Money Market Variable Rate Time
                   Deposit, Current rate -- 5.20%.............   $   4,283,000
                                                                 -------------
                 DIVERSIFIED FINANCE-0.10%
      162,000    Associates Corp. Master Variable Rate Note,
                   Current rate -- 5.31%......................         162,000
                                                                 -------------
                 TOTAL SHORT-TERM INVESTMENTS.................       4,445,000
                                                                 -------------
                                                                 -------------
                 TOTAL INVESTMENTS IN SECURITIES (COST:
                   $129,052,844) (B)..........................   $ 154,272,312
                                                                 -------------
                                                                 -------------

 (a) Presently not paying dividend income.
 (b) At August 31, 1996, the cost of securities for federal income tax purposes was $129,132,141 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.....................................  $27,412,649
Unrealized depreciation.....................................   (2,272,478)
-------------------------------------------------------------------------
Net unrealized appreciation.................................  $25,140,171
-------------------------------------------------------------------------

 (c) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 4.36% of net assets as of August 31, 1996.
 (e) The interest rate disclosed for these securities represents the original effective yields on the date of acquisition.
 (f) Securities sold within the terms of private placement memorandums, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "Accredited Investors". These investments have been identified by portfolio management as illiquid securities. The portfolio entered into the following section 144A security transactions: On November 14, 1995 and June 26, 1996, the portfolio acquired a total of 2,300,000 par of Paine Webber Mortgage Acceptance Corp. IV due 2007 with a total cost basis of $2,273,270. On March 29, 1996 the portfolio acquired 464,411 par of Fund America Structured Transactions due 2033 with a cost basis of $334,412. On May 17, 1996 the portfolio acquired 984,237 par of DLJ Mortgage Acceptance Corp. due 2028 with a cost basis of $991,603. On April 19, 1996 the portfolio acquired 500,000 par of Nextlink Communications, L.L.C. due 2006 with a cost basis of $500,000. The value of these securities at August 31, 1996, is $4,032,981 which represents 2.61% of total net assets.
 (g) The interest rate disclosed for principal only strips represent effective yields at August 31, 1996, based upon the estimated timing of future cash flows.
 (h) Security is fully or partially on loan at August 31, 1996. See Note 1 of accompanying Notes to Financial Statements.
  * Moody's Rating

FORTIS STOCK FUNDS
VALUE FUND
Schedule of Investments
August 31, 1996

COMMON STOCKS-86.54%

--------------------------------------------------------------------------------
                                                                                 Market
    Shares                                                      Cost (b)       Value (c)
   --------                                                   ------------    ------------
              ADVERTISING-PUBLIC RELATIONS-2.13%
     5,800    Interpublic Group of Companies, Inc..........   $   255,569     $   262,450
                                                              ------------    ------------
              AEROSPACE AND EQUIPMENT-2.67%
     1,700    Boeing Co....................................       135,000         153,850
     3,500    McDonnell Douglas Corp.......................       157,971         175,437
                                                              ------------    ------------
                                                                  292,971         329,287
                                                              ------------    ------------
              AIR FREIGHT-1.88%
     3,100    Federal Express Corp. (a)....................       228,015         232,112
                                                              ------------    ------------
              BANKS-3.03%
     6,800    Bank of New York Co., Inc....................       165,721         189,550
     2,200    Citicorp.....................................       157,038         183,150
                                                              ------------    ------------
                                                                  322,759         372,700
                                                              ------------    ------------
              BROADCASTING-5.87%
    17,400    Comcast Corp., Special Class A...............       301,166         280,575
    16,300    Tele-Communications, Inc. (a)................       302,950         242,462
     6,300    Viacom, Inc. Class B (a).....................       246,702         198,450
                                                              ------------    ------------
                                                                  850,818         721,487
                                                              ------------    ------------
              BROKERAGE AND INVESTMENT-1.34%
     2,700    Merrill Lynch & Co., Inc.....................       142,215         165,375
                                                              ------------    ------------
              BUILDING MATERIALS-1.68%
     5,700    Owens Corning................................       239,764         207,337
                                                              ------------    ------------
              BUSINESS SERVICES AND SUPPLIES-1.94%
     5,400    Flightsafety International, Inc..............       240,107         238,950
                                                              ------------    ------------
              CHEMICALS-SPECIALTY-4.30%
     7,200    Mallinckrodt Group, Inc......................       272,271         291,600
     4,500    Sigma-Aldrich Corp...........................       231,665         237,375
                                                              ------------    ------------
                                                                  503,936         528,975
                                                              ------------    ------------
              DRUGS-3.03%
     6,400    Mylan Laboratories, Inc......................       128,456         104,800
     4,800    Schering-Plough Corp.........................       275,994         268,200
                                                              ------------    ------------
                                                                  404,450         373,000
                                                              ------------    ------------
              ELECTRONIC COMPONENTS-1.88%
     6,200    Solectron Corp. (a)..........................       255,874         231,725
                                                              ------------    ------------
              ELECTRICAL EQUIPMENT-2.50%
     3,700    General Electric Co..........................       285,714         307,562
                                                              ------------    ------------
              ELECTRONIC-CONTROLS AND EQUIPMENT-2.04%
     6,200    Cooper Industries, Inc.......................       230,976         251,100
                                                              ------------    ------------
              ELECTRONIC-SEMICONDUCTOR AND CAPACITOR-4.17%
     6,300    Avnet, Inc...................................       271,403         294,525
    10,900    Vishay Intertechnology, Inc..................       245,216         219,362
                                                              ------------    ------------
                                                                  516,619         513,887
                                                              ------------    ------------
              FINANCE SERVICES-0.99%
     4,900    H & R Block, Inc.............................       186,449         122,500
                                                              ------------    ------------
              FOOD-5.66%
     5,500    ConAgra, Inc.................................       233,907         231,687
     6,300    Sara Lee Corp................................       209,128         198,450
     8,300    Sysco Corp...................................       257,935         266,638
                                                              ------------    ------------
                                                                  700,970         696,775
                                                              ------------    ------------

--------------------------------------------------------------------------------

                                                                                 Market
    Shares                                                      Cost (b)       Value (c)
   --------                                                   ------------    ------------
              HEALTH CARE SERVICES-2.88%
     6,300    Columbia/HCA Healthcare Corp.................   $   329,114     $   355,163
                                                              ------------    ------------
              HOUSEHOLD PRODUCTS-2.02%
     2,800    Procter & Gamble Co..........................       234,128         248,850
                                                              ------------    ------------
              METALS-MINING AND MISCELLANEOUS-1.93%
     6,100    Cleveland-Cliffs, Inc........................       234,813         237,900
                                                              ------------    ------------
              NATURAL GAS TRANSMISSIONS-2.35%
     5,800    Williams Companies, Inc......................       277,294         289,275
                                                              ------------    ------------
              OFFICE EQUIPMENT AND SUPPLIES-6.64%
     2,700    International Business Machines Corp.........       256,547         308,813
     6,100    Pitney Bowes, Inc............................       289,290         294,325
     3,900    Xerox Corp...................................       171,610         214,013
                                                              ------------    ------------
                                                                  717,447         817,151
                                                              ------------    ------------
              OIL-CRUDE PETROLEUM AND GAS-3.36%
     4,300    Anadarko Petroleum Corp......................       230,965         226,825
     9,000    Union Texas Petroleum Holdings, Inc..........       172,427         186,750
                                                              ------------    ------------
                                                                  403,392         413,575
                                                              ------------    ------------
              OIL-REFINING-2.91%
     1,200    Atlantic Richfield Co........................       134,683         140,100
     9,600    Lyondell Petrochemical Co....................       229,244         218,400
                                                              ------------    ------------
                                                                  363,927         358,500
                                                              ------------    ------------
              PRECISION INSTRUMENTS-TEST, RESEARCH-2.04%
     3,000    Emerson Electric Co..........................       241,970         251,250
                                                              ------------    ------------
              RAILROAD AND RAILROAD EQUIPMENT-2.08%
     3,200    Burlington Northern Santa Fe Corp............       254,987         256,000
                                                              ------------    ------------
              REAL ESTATE-INVESTMENT TRUST-3.22%
     6,000    Developers Diversified Realty Corp...........       178,387         196,500
     6,900    Kimco Realty Corp............................       186,800         200,100
                                                              ------------    ------------
                                                                  365,187         396,600
                                                              ------------    ------------
              RETAIL-DEPARTMENT STORES-4.69%
     9,200    Federated Department Stores, Inc. (a)........       279,382         318,550
     5,700    May Department Stores Co.....................       225,765         259,350
                                                              ------------    ------------
                                                                  505,147         577,900
                                                              ------------    ------------
              RETAIL-SPECIALTY-3.03%
     3,300    Home Depot, Inc..............................       152,291         175,313
     5,100    Lowe's Companies, Inc........................       164,897         184,238
       400    Payless ShoeSource, Inc. (a).................         9,576          14,050
                                                              ------------    ------------
                                                                  326,764         373,601
                                                              ------------    ------------
              TEXTILE MANUFACTURING-2.11%
     9,500    Unifi, Inc...................................       232,562         260,063
                                                              ------------    ------------
              UTILITIES-TELEPHONE-2.17%
     5,100    AT & T Corp..................................       309,134         267,750
                                                              ------------    ------------
              TOTAL COMMON STOCKS..........................   $10,453,072     $10,658,800
                                                              ------------    ------------
                                                              ------------    ------------

PREFERRED STOCKS-1.39%

--------------------------------------------------------------------------------
                                                                                Market
   Shares                                                      Cost (b)       Value (c)
   -------                                                   ------------    ------------
             PAPER-1.39%
    6,900    James River Corp. of Virginia Conv. Series
               P..........................................   $   168,068     $   171,637
                                                             ------------    ------------
             TOTAL LONG-TERM INVESTMENTS..................   $10,621,140     $10,830,437
                                                             ------------    ------------
                                                             ------------    ------------

FORTIS STOCK FUNDS
VALUE FUND (CONTINUED)
Schedule of Investments
August 31, 1996

SHORT-TERM INVESTMENTS-12.37%

--------------------------------------------------------------------------------
   Principal                                                      Market
    Amount                                                      Value (c)
   ---------                                                   ------------
               BANKS-3.62%
   $446,000    First Trust Money Market Variable Rate Time
                 Deposit, Current rate -- 5.20%.............   $   446,000
                                                               ------------
               DIVERSIFIED FINANCE-3.88%
    478,000    Associates Corp. Master Variable Rate Note,
                 Current rate -- 5.31%......................       478,000
                                                               ------------
               U.S. GOVERNMENT AGENCY-4.87%
    200,000    Federal Home Loan Mortgage Corp., 5.29%,
                 9-3-1996...................................       199,913
    400,000    Federal Home Loan Mortgage Corp., 5.33%,
                 9-4-1996...................................       399,768
                                                               ------------
                                                                   599,681
                                                               ------------
               TOTAL SHORT-TERM INVESTMENTS.................     1,523,681
                                                               ------------
               TOTAL INVESTMENTS IN SECURITIES (COST:
                 $12,144,821) (B)...........................   $12,354,118
                                                               ------------
                                                               ------------

 (a) Presently not paying dividend income.
 (b) At August 31, 1996, the cost of securities for federal income tax purposes was $12,145,678 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation..........................................................................................   $ 610,329
Unrealized depreciation..........................................................................................    (401,889)
------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation......................................................................................   $ 208,440
------------------------------------------------------------------------------------------------------------------------------

 (c) See Note1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

FORTIS STOCK FUNDS
GROWTH & INCOME FUND
Schedule of Investments
August 31, 1996

COMMON STOCKS-79.84%

--------------------------------------------------------------------------------
                                                                              Market
   Shares                                                     Cost (b)       Value (c)
   -------                                                   -----------    -----------
             AEROSPACE AND EQUIPMENT-1.62%
      750    United Technologies Corp.....................   $   83,155     $   84,562
                                                             -----------    -----------
             AUTOMOBILE AND MOTOR VEHICLE PARTS-1.24%
    1,300    Tenneco, Inc.................................       69,630         64,675
                                                             -----------    -----------
             BANKS-3.99%
    2,500    Banc One Corp................................       91,189         95,937
    2,100    Boatmens Bancshares, Inc.....................       91,108        111,825
                                                             -----------    -----------
                                                                182,297        207,762
                                                             -----------    -----------
             BUSINESS SERVICES AND SUPPLIES-1.04%
    1,200    Omnicom Group, Inc...........................       50,206         54,450
                                                             -----------    -----------
             DIVERSIFIED COMPANIES-2.83%
    1,200    Chemed Corp..................................       46,998         44,550
    1,500    Minnesota Mining and Manufacturing Co........       96,095        103,125
                                                             -----------    -----------
                                                                143,093        147,675
                                                             -----------    -----------
             DRUGS-9.61%
    1,600    Abbott Laboratories..........................       69,688         72,200
    1,600    American Home Products Corp..................       83,134         94,800
    1,250    Lilly (Eli) & Co., Inc.......................       71,431         71,562
    1,000    Merck & Co., Inc.............................       63,634         65,625
    1,000    Pfizer, Inc..................................       70,632         71,000
    3,000    Pharmacia and UpJohn, Inc....................      124,917        126,000
                                                             -----------    -----------
                                                                483,436        501,187
                                                             -----------    -----------
             ELECTRICAL EQUIPMENT-1.59%
    1,000    General Electric Co..........................       77,500         83,125
                                                             -----------    -----------
             FINANCE SERVICES-11.22%
    1,100    American Express Co..........................       51,743         48,125
    1,600    Beneficial Corp..............................       86,868         90,200
    2,000    Federal National Mortgage Association........       64,143         62,000
    2,700    Green Tree Financial Corp....................       92,127         93,825
      700    H & R Block, Inc.............................       24,509         17,500
    1,500    Household International, Inc.................      103,188        118,875
    2,175    MBNA Corp....................................       63,726         66,066
    1,600    Mercury Finance Co...........................       23,014         18,600
      950    Student Loan Marketing Association...........       70,909         69,944
                                                             -----------    -----------
                                                                580,227        585,135
                                                             -----------    -----------
             FOOD-4.14%
    2,500    ConAgra, Inc.................................      108,157        105,312
    3,500    Heinz (H.J.) Co..............................      111,792        110,250
                                                             -----------    -----------
                                                                219,949        215,562
                                                             -----------    -----------
             HAND TOOLS AND GENERAL HARDWARE-1.75%
    2,000    Snap-On, Inc.................................       89,854         91,250
                                                             -----------    -----------
             HOUSEHOLD PRODUCTS-1.62%
      900    Clorox Co....................................       78,879         84,262
                                                             -----------    -----------
             INSURANCE-1.91%
    3,000    Safeco Corp..................................      101,625         99,375
                                                             -----------    -----------
             MACHINERY-OIL AND WELL-2.69%
    2,650    Dresser Industries, Inc......................       75,656         76,850
    1,200    Halliburton Co...............................       65,948         63,150
                                                             -----------    -----------
                                                                141,604        140,000
                                                             -----------    -----------

FORTIS STOCK FUNDS
GROWTH & INCOME FUND (CONTINUED)
Schedule of Investments
August 31, 1996

COMMON STOCKS-CONTINUED
--------------------------------------------------------------------------------

                                                                              Market
   Shares                                                     Cost (b)       Value (c)
   -------                                                   -----------    -----------
             MEDICAL SUPPLIES-1.63%
    1,900    Baxter International, Inc....................   $   85,047     $   84,787
                                                             -----------    -----------
             NATURAL GAS TRANSMISSIONS-9.06%
    2,400    El Paso Natural Gas Co.......................       82,955         99,900
    1,900    Enron Corp...................................       72,883         76,238
    2,800    PanEnergy Corp...............................       83,765         92,750
    2,350    Sonat, Inc...................................       86,251        103,694
    2,000    Williams Companies, Inc......................       96,781         99,750
                                                             -----------    -----------
                                                                422,635        472,332
                                                             -----------    -----------
             OIL-CRUDE PETROLEUM AND GAS-5.05%
    1,200    Amoco Corp...................................       83,797         82,800
    1,300    Exxon Corp...................................      107,015        105,788
    1,300    Kerr-McGee Corp..............................       83,567         74,588
                                                             -----------    -----------
                                                                274,379        263,176
                                                             -----------    -----------
             PRINTING-0.27%
      900    New England Business Service, Inc............       18,751         13,950
                                                             -----------    -----------
             PUBLISHING-2.42%
    1,500    McGraw Hill Companies, Inc...................       64,143         61,500
    1,600    Readers Digest Association, Inc. Class A
               Non-Voting.................................       72,482         64,600
                                                             -----------    -----------
                                                                136,625        126,100
                                                             -----------    -----------
             RAILROAD AND RAILROAD EQUIPMENT-1.15%
    4,000    Tranz Rail Holdings, Ltd. ADR (a)............       51,250         60,000
                                                             -----------    -----------
             RETAIL-DEPARTMENT STORES-1.01%
    1,200    Sears Roebuck & Co...........................       56,498         52,800
                                                             -----------    -----------
             RETAIL-SPECIALTY-1.62%
    2,000    Intimate Brands, Inc.........................       29,560         40,000
    1,400    Rite Aid Corp................................       46,781         44,625
                                                             -----------    -----------
                                                                 76,341         84,625
                                                             -----------    -----------
             TOBACCO-2.89%
    1,500    American Brands, Inc.........................       67,973         60,938
    1,000    Philip Morris Companies, Inc.................       96,317         89,750
                                                             -----------    -----------
                                                                164,290        150,688
                                                             -----------    -----------
             UTILITIES-TELEPHONE-9.49%
    1,700    AT & T Corp..................................       92,833         89,250
    3,000    Frontier Corp................................       92,140         88,500
    1,400    GTE Corp.....................................       61,578         55,125
    2,200    Sprint Corp..................................       82,114         89,375
    1,100    Telecom Corp. of New Zealand Ltd. ADR........       78,186         84,150
    3,000    US West Communications Group.................       93,210         88,500
                                                             -----------    -----------
                                                                500,061        494,900
                                                             -----------    -----------
             TOTAL COMMON STOCKS..........................   $4,087,332     $4,162,378
                                                             -----------    -----------
                                                             -----------    -----------

SHORT-TERM INVESTMENTS-22.18%

--------------------------------------------------------------------------------
   Principal                                                     Market
    Amount                                                      Value (c)
   ---------                                                   -----------
               BANKS-3.78%
   $197,000    First Trust Money Market Variable Rate Time
                 Deposit, Current rate -- 5.20%.............   $  197,000
                                                               -----------
               DIVERSIFIED FINANCE-1.15%
     60,000    Associates Corp. Master Variable Rate Note,
                 Current rate -- 5.31%......................       60,000
                                                               -----------
               U.S. GOVERNMENT AGENCY-17.25%
    500,000    Federal National Mortgage Assoc., 5.20%,
                 9-5-1996...................................      499,644
    200,000    Federal National Mortgage Assoc., 5.29%,
                 9-3-1996...................................      199,913
    200,000    Federal Home Loan Mortgage Corp., 5.31%,
                 9-9-1996...................................      199,740
                                                               -----------
                                                                  899,297
                                                               -----------
               TOTAL SHORT-TERM INVESTMENTS.................    1,156,297
                                                               -----------
               TOTAL INVESTMENTS IN SECURITIES (COST:
                 $5,243,629) (B)............................   $5,318,675
                                                               -----------
                                                               -----------

 (a) Presently not paying dividend income.
 (b) At August 31, 1996, the cost of securities for federal income tax purposes was $5,243,629 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation...........................................................................................   $ 174,664
Unrealized depreciation...........................................................................................     (99,618)
-------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation.......................................................................................   $  75,046
-------------------------------------------------------------------------------------------------------------------------------

 (c) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 2.77% of net assets as of August 31, 1996.

FORTIS STOCK FUNDS
CAPITAL FUND
Schedule of Investments
August 31, 1996

COMMON STOCKS-83.73%

--------------------------------------------------------------------------------
                                                                                   Market
    Shares                                                       Cost (b)         Value (c)
   ---------                                                   -------------    -------------
               AUTOMOBILE AND MOTOR VEHICLE PARTS-1.05%
     63,000    Magna International, Inc. Class A (e)........   $   2,984,455    $   3,039,750
                                                               -------------    -------------
               BIOMEDICS, GENETICS RESEARCH AND DEVELOPMENT-1.06%
     53,000    Amgen, Inc. (a)..............................       2,949,608        3,087,250
                                                               -------------    -------------
               BROADCASTING-1.04%
    142,100    News Corp., Ltd. ADR (e).....................       2,524,632        3,019,625
                                                               -------------    -------------
               BUSINESS SERVICES AND SUPPLIES-6.60%
    125,000    Ceridian Corp. (a)(e)........................       5,552,914        5,328,125
    153,406    First Data Corp. (e).........................       5,538,062       11,965,668
    118,000    Wackenhut Corp. Class B......................       2,832,064        1,888,000
                                                               -------------    -------------
                                                                  13,923,040       19,181,793
                                                               -------------    -------------
               COMPUTER-SOFTWARE-11.16%
    123,000    Computer Associates International, Inc.
                 (e)........................................       3,293,074        6,457,500
     87,400    Microsoft Corp. (a)..........................       1,156,797       10,706,500
    317,700    Oracle Corp. (a)(e)..........................       1,554,007       11,198,925
     60,000    Sterling Software, Inc. (a)..................       4,608,074        4,072,500
                                                               -------------    -------------
                                                                  10,611,952       32,435,425
                                                               -------------    -------------
               DRUGS-0.24%
     23,700    Biovail Corp. International (a)..............         693,834          711,000
                                                               -------------    -------------
               ELECTRONIC-SEMICONDUCTOR AND CAPACITOR-2.76%
     39,100    Intel Corp...................................       1,086,283        3,120,669
     92,000    Motorola, Inc................................       3,681,452        4,910,500
                                                               -------------    -------------
                                                                   4,767,735        8,031,169
                                                               -------------    -------------
               FINANCE SERVICES-8.64%
    266,000    Federal National Mortgage Association........       2,327,500        8,246,000
    264,576    Green Tree Financial Corp....................       3,472,611        9,194,016
    252,000    MBNA Corp....................................       3,617,255        7,654,500
                                                               -------------    -------------
                                                                   9,417,366       25,094,516
                                                               -------------    -------------
               HEALTH CARE SERVICES-5.64%
     20,000    Cardinal Health, Inc.........................       1,526,400        1,467,500
    107,000    Columbia/HCA Healthcare Corp. (e)............       4,550,799        6,032,125
     62,500    Oxford Health Plans, Inc. (a)(e).............       2,768,578        2,859,375
     48,800    PacifiCare Health Systems, Inc., Class B
                 (a)(e).....................................       3,430,660        3,928,400
     54,500    United Healthcare Corp.......................       2,775,129        2,105,062
                                                               -------------    -------------
                                                                  15,051,566       16,392,462
                                                               -------------    -------------
               HOTEL AND GAMING-2.88%
    231,000    Mirage Resorts, Inc. (a).....................       2,603,580        5,370,750
     63,000    Sun International Hotels, Ltd. (a)(e)........       2,926,982        2,984,625
                                                               -------------    -------------
                                                                   5,530,562        8,355,375
                                                               -------------    -------------
               INSURANCE-2.42%
     74,000    American International Group, Inc............       7,030,481        7,030,000
                                                               -------------    -------------
               MEDICAL TECHNOLOGY-3.59%
    102,500    Boston Scientific Corp. (a)(e)...............       4,200,989        4,702,187
    110,000    Medtronic, Inc. (and rights).................       1,296,332        5,720,000
                                                               -------------    -------------
                                                                   5,497,321       10,422,187
                                                               -------------    -------------

--------------------------------------------------------------------------------

                                                                                   Market
    Shares                                                       Cost (b)         Value (c)
   ---------                                                   -------------    -------------
               OIL AND GAS FIELD SERVICES-1.02%
     35,000    Schlumberger, Ltd. (e).......................   $   3,009,163    $   2,953,125
                                                               -------------    -------------
               OIL-CRUDE PETROLEUM AND GAS-1.22%
     95,000    Nuevo Energy Co. (a).........................       3,295,862        3,550,625
                                                               -------------    -------------
               PUBLISHING-1.16%
     49,800    Scholastic Corp. (a)(e)......................       2,539,082        3,373,950
                                                               -------------    -------------
               RETAIL-DEPARTMENT STORES-3.76%
    190,400    Kohl's Corp. (a).............................       3,718,455        7,235,200
    139,600    Wal-Mart Stores, Inc. (e)....................         978,984        3,699,400
                                                               -------------    -------------
                                                                   4,697,439       10,934,600
                                                               -------------    -------------
               RETAIL-SPECIALTY-10.80%
    128,200    AutoZone, Inc. (a)(e)........................       2,473,409        3,493,450
    221,100    CUC International, Inc. (a)(e)...............       3,676,989        7,600,312
    167,166    Home Depot, Inc..............................       2,307,584        8,880,694
    236,025    Office Depot, Inc. (a)(e)....................       1,806,806        3,746,897
    141,000    Pep Boys-Manny Moe & Jack (e)................       2,606,629        4,723,500
    148,000    Price/Costco, Inc. (a).......................       2,840,050        2,941,500
                                                               -------------    -------------
                                                                  15,711,467       31,386,353
                                                               -------------    -------------
               TELECOMMUNICATIONS-7.56%
    172,000    Cisco Systems, Inc. (a)......................       2,121,788        9,073,000
    284,000    Ericsson (L.M.) Telephone Co., Class B ADR
                 (e)........................................       3,485,342        6,549,750
    100,000    Tellabs, Inc. (a)............................       3,223,783        6,337,500
                                                               -------------    -------------
                                                                   8,830,913       21,960,250
                                                               -------------    -------------
               TELEPHONE SERVICES-5.65%
    125,000    360 Communications Co. (a)...................       3,009,288        2,984,375
    152,000    AirTouch Communications, Inc. (a)............       3,987,730        4,180,000
    440,900    WorldCom, Inc. (a)(e)........................       2,346,825        9,258,900
                                                               -------------    -------------
                                                                   9,343,843       16,423,275
                                                               -------------    -------------
               TOYS-4.57%
    503,343    Mattel, Inc..................................       3,142,033       13,275,672
                                                               -------------    -------------
               UTILITIES-ELECTRIC-0.91%
    163,400    Tucson Electric Power Co. (a)(e).............       2,729,792        2,634,825
                                                               -------------    -------------
               TOTAL COMMON STOCKS..........................   $ 134,282,146    $ 243,293,227
                                                               -------------    -------------
                                                               -------------    -------------

PREFERRED STOCKS-0.40%

--------------------------------------------------------------------------------
                                                                                  Market
    Shares                                                      Cost (b)         Value (c)
   --------                                                   -------------    -------------
              BROADCASTING-0.40%
    64,800    News Corp. Ltd.(The) Preferred ADR (e).......   $     989,913    $   1,150,200
                                                              -------------    -------------
              TOTAL LONG-TERM INVESTMENTS..................   $ 135,272,059    $ 244,443,427
                                                              -------------    -------------
                                                              -------------    -------------

FORTIS STOCK FUNDS
CAPITAL FUND (CONTINUED)
Schedule of Investments
August 31, 1996

SHORT-TERM INVESTMENTS-17.10%

--------------------------------------------------------------------------------
    Principal                                                        Market
      Amount                                                        Value (c)
   ------------                                                   -------------
                  BANKS-2.03%
   $ 5,889,802    First Trust Money Market Variable Rate Time
                    Deposit, Current rate -- 5.20%.............   $   5,889,802
                                                                  -------------
                  DIVERSIFIED FINANCE-3.32%
     9,649,000    Associates Corp. Master Variable Rate Note,
                    Current rate -- 5.31%......................       9,649,000
                                                                  -------------
                  U.S. GOVERNMENT AGENCY-11.75%
    10,500,000    Federal Home Loan Mortgage Corp., 5.29%,
                    9-4-1996...................................      10,493,922
    11,000,000    Federal Home Loan Mortgage Corp., 5.29%,
                    9-18-1996..................................      10,971,400
    12,700,000    Federal Home Loan Mortgage Corp., 5.32%,
                    9-6-1996...................................      12,688,930
                                                                  -------------
                                                                     34,154,252
                                                                  -------------
                  TOTAL SHORT-TERM INVESTMENTS.................      49,693,054
                                                                  -------------
                  TOTAL INVESTMENTS IN SECURITIES (COST:
                    $184,965,113) (B)..........................   $ 294,136,481
                                                                  -------------
                                                                  -------------

 (a) Presently not paying dividend income.
 (b) At August 31, 1996, the cost of securities for federal income tax purposes was $184,965,113 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.....................................  $ 112,519,156
Unrealized depreciation.....................................     (3,347,788)
---------------------------------------------------------------------------
Net unrealized appreciation.................................  $ 109,171,368
---------------------------------------------------------------------------

 (c) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 7.02% of net assets as of August 31, 1996.
 (e) Security is fully or partially on loan at August 31, 1996. See Note 1 of accompanying Notes to Financial Statements.

FORTIS STOCK FUNDS
FIDUCIARY FUND, INC.
Schedule of Investments
August 31, 1996

COMMON STOCKS-87.71%

--------------------------------------------------------------------------------
                                                                                  Market
    Shares                                                       Cost (b)       Value (c)
   ---------                                                   ------------    ------------
               AUTOMOBILE AND MOTOR VEHICLE PARTS-1.09%
     16,000    Magna International, Inc. Class A............   $   757,466     $   772,000
                                                               ------------    ------------
               BIOMEDICS, GENETICS RESEARCH AND DEVELOPMENT-1.07%
     13,000    Amgen, Inc. (a)..............................       723,457         757,250
                                                               ------------    ------------
               BROADCASTING-0.90%
     30,000    News Corp., Ltd. ADR (d).....................       568,584         637,500
                                                               ------------    ------------
               BUSINESS SERVICES AND SUPPLIES-5.99%
     31,000    Ceridian Corp. (a)(d)........................     1,382,023       1,321,375
     31,411    First Data Corp. (d).........................     1,142,960       2,450,058
     29,000    Wackenhut Corp. Class B......................       696,052         464,000
                                                               ------------    ------------
                                                                 3,221,035       4,235,433
                                                               ------------    ------------
               COMPUTER-COMMUNICATIONS EQUIPMENT-1.47%
     15,200    Cascade Communications Corp. (a)(d)..........       721,598       1,035,500
                                                               ------------    ------------
               COMPUTER-SOFTWARE-15.95%
     27,800    BMC Software, Inc. (a)(d)....................       770,472       2,071,100
     31,075    Computer Associates International, Inc.......       814,430       1,631,437
     20,400    Microsoft Corp. (a)..........................       287,042       2,499,000
     75,300    Oracle Corp. (a).............................       287,175       2,654,325
     35,600    Sterling Software, Inc. (a)..................       650,231       2,416,350
                                                               ------------    ------------
                                                                 2,809,350      11,272,212
                                                               ------------    ------------
               DRUGS-0.25%
      5,800    Biovail Corp. Intl. (a)......................       169,799         174,000
                                                               ------------    ------------
               ELECTRONIC-SEMICONDUCTOR AND CAPACITOR-2.87%
     10,000    Intel Corp...................................        99,793         798,125
     23,000    Motorola, Inc................................       923,254       1,227,625
                                                               ------------    ------------
                                                                 1,023,047       2,025,750
                                                               ------------    ------------
               FINANCE SERVICES-7.49%
     59,200    Federal National Mortgage Association........       518,000       1,835,200
     50,944    Green Tree Financial Corp....................       669,081       1,770,304
     55,500    MBNA Corp....................................       805,564       1,685,813
                                                               ------------    ------------
                                                                 1,992,645       5,291,317
                                                               ------------    ------------
               HEALTH CARE SERVICES-5.56%
      5,000    Cardinal Health, Inc.........................       381,600         366,875
     25,200    Columbia/HCA Healthcare Corp. (d)............     1,063,738       1,420,650
     15,500    Oxford Health Plans, Inc. (a)(d).............       707,813         709,125
     12,200    PacifiCare Health Systems, Inc., Class B
                 (a)(d).....................................       941,410         982,100
     11,600    United Healthcare Corp.......................       605,989         448,050
                                                               ------------    ------------
                                                                 3,700,550       3,926,800
                                                               ------------    ------------
               HOTEL AND GAMING-3.92%
     12,000    HFS, Inc. (a)(d).............................       681,937         718,500
     48,500    Mirage Resorts, Inc. (a).....................       546,510       1,127,625
      7,000    Promus Hotel Corp. (a).......................       204,105         210,875
     15,000    Sun International Hotels Ltd. (a)(d).........       696,000         710,625
                                                               ------------    ------------
                                                                 2,128,552       2,767,625
                                                               ------------    ------------
               INSURANCE-2.42%
     18,000    American International Group, Inc............     1,710,175       1,710,000
                                                               ------------    ------------
               MEDICAL SUPPLIES-0.96%
     22,000    Steris Corp. (a).............................       746,081         676,500
                                                               ------------    ------------
               MEDICAL TECHNOLOGY-3.60%
     24,800    Boston Scientific Corp. (a)(d)...............     1,017,287       1,137,700
     27,000    Medtronic, Inc. (and rights).................       323,219       1,404,000
                                                               ------------    ------------
                                                                 1,340,506       2,541,700
                                                               ------------    ------------

FORTIS STOCK FUNDS
FIDUCIARY FUND, INC. (CONTINUED)
Schedule of Investments
August 31, 1996

COMMON STOCKS-CONTINUED
--------------------------------------------------------------------------------

                                                                                  Market
    Shares                                                       Cost (b)       Value (c)
   ---------                                                   ------------    ------------
               OIL AND GAS FIELD SERVICES-0.96%
      8,000    Schlumberger, Ltd. (d).......................   $   687,821     $   675,000
                                                               ------------    ------------
               OIL-CRUDE PETROLEUM AND GAS-1.22%
     23,000    Nuevo Energy Co. (a).........................       797,592         859,625
                                                               ------------    ------------
               PUBLISHING-0.92%
      9,600    Scholastic Corp. (a).........................       489,198         650,400
                                                               ------------    ------------
               RETAIL-DEPARTMENT STORES-3.01%
     37,000    Kohl's Corp. (a).............................       722,598       1,406,000
     27,200    Wal-Mart Stores, Inc.........................       206,975         720,800
                                                               ------------    ------------
                                                                   929,573       2,126,800
                                                               ------------    ------------
               RETAIL-SPECIALTY-9.70%
     25,000    AutoZone, Inc. (a)(d)........................       482,350         681,250
     48,050    CUC International, Inc. (a)(d)...............       869,623       1,651,719
     40,833    Home Depot, Inc..............................       983,607       2,169,253
     46,350    Office Depot, Inc. (a)(d)....................       351,521         735,806
     31,900    Pep Boys-Manny Moe & Jack....................       589,736       1,068,650
     28,000    Price/Costco, Inc. (a).......................       560,434         556,500
                                                               ------------    ------------
                                                                 3,837,271       6,863,178
                                                               ------------    ------------
               TELECOMMUNICATIONS-7.54%
     43,000    Cisco Systems, Inc. (a)......................       533,290       2,268,250
     64,000    Ericsson (L.M.) Telephone Co., Class B ADR
                 (d)........................................       765,326       1,476,000
     25,000    Tellabs, Inc. (a)............................       797,357       1,584,375
                                                               ------------    ------------
                                                                 2,095,973       5,328,625
                                                               ------------    ------------
               TELEPHONE SERVICES-5.65%
     30,000    360 Communications Co. (a)...................       722,229         716,250
     37,000    AirTouch Communications, Inc. (a)............       979,588       1,017,500
      4,500    LCI International, Inc. (a)(d)...............       131,920         159,188
    100,108    WorldCom, Inc. (a)(d)........................       526,188       2,102,268
                                                               ------------    ------------
                                                                 2,359,925       3,995,206
                                                               ------------    ------------
               TOYS-4.27%
    114,257    Mattel, Inc..................................       734,774       3,013,528
                                                               ------------    ------------
               UTILITIES-ELECTRIC-0.90%
     39,500    Tucson Electric Power Co. (a)(d).............       659,865         636,938
                                                               ------------    ------------
               TOTAL COMMON STOCKS..........................   $34,204,837     $61,972,887
                                                               ------------    ------------
                                                               ------------    ------------

PREFERRED STOCKS-0.38%

--------------------------------------------------------------------------------
                                                                                 Market
    Shares                                                      Cost (b)       Value (c)
   --------                                                   ------------    ------------
              BROADCASTING-0.38%
    15,000    News Corp. Ltd.(the) Preferred ADR (d).......   $   246,007     $   266,250
                                                              ------------    ------------
              TOTAL LONG-TERM INVESTMENTS..................   $34,450,844     $62,239,137
                                                              ------------    ------------
                                                              ------------    ------------

SHORT-TERM INVESTMENTS-13.27%

--------------------------------------------------------------------------------
    Principal                                                       Market
     Amount                                                       Value (c)
   -----------                                                   ------------
                 BANKS-3.36%
   $2,371,941    First Trust Money Market Variable Rate Time
                   Deposit, Current rate -- 5.20%.............   $ 2,371,941
                                                                 ------------
                 DIVERSIFIED FINANCE-0.02%
       16,000    Associates Corp. Master Variable Rate Note,
                   Current rate -- 5.31%......................        16,000
                                                                 ------------
                 U.S. GOVERNMENT AGENCY-9.89%
    3,000,000    Federal Home Loan Mortgage Corp., 5.29%,
                   9-18-1996..................................     2,992,200
    4,000,000    Federal Home Loan Mortgage Corp., 5.31%,
                   9-9-1996...................................     3,994,790
                                                                 ------------
                                                                   6,986,990
                                                                 ------------
                 TOTAL SHORT-TERM INVESTMENTS.................     9,374,931
                                                                 ------------
                 TOTAL INVESTMENTS IN SECURITIES (COST:
                   $43,825,775) (B)...........................   $71,614,068
                                                                 ------------
                                                                 ------------

 (a) Presently not paying dividend income.
 (b) At August 31, 1996, the cost of securities for federal income tax purposes was $43,825,775 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

          Unrealized appreciation...........................  $ 28,600,927
          Unrealized depreciation...........................      (812,634)
          ----------------------------------------------------------------
          Net unrealized appreciation.......................  $ 27,788,293
          ----------------------------------------------------------------

 (c) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (d) Security is fully or partially on loan at August 31, 1996. See Note 1 of accompanying Notes to Financial Statements.
 (e) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 6.67% of net assets as of August 31, 1996.

FORTIS STOCK FUNDS
GROWTH FUND, INC.
Schedule of Investments
August 31, 1996

COMMON STOCKS-87.85%

--------------------------------------------------------------------------------
                                                                                     Market
     Shares                                                        Cost (b)         Value (c)
   -----------                                                   -------------    -------------
                 APPAREL-1.25%
      190,000    Tommy Hilfiger Corp. (a).....................   $   6,413,521    $   9,523,750
                                                                 -------------    -------------
                 BIOMEDICS, GENETICS RESEARCH AND DEVELOPMENT-2.44%
      137,500    Biogen, Inc. (a).............................       7,347,563        9,590,625
      378,600    Genzyme Corp.-General Division (a)...........      12,198,419        9,039,075
                                                                 -------------    -------------
                                                                    19,545,982       18,629,700
                                                                 -------------    -------------
                 BROADCASTING-0.49%
      123,000    America Online, Inc. (a).....................       3,983,750        3,720,750
                                                                 -------------    -------------
                 BUSINESS SERVICES AND SUPPLIES-2.41%
      311,700    AccuStaff, Inc. (a)..........................       8,351,679        7,247,025
      142,730    First Data Corp..............................       5,788,380       11,132,940
                                                                 -------------    -------------
                                                                    14,140,059       18,379,965
                                                                 -------------    -------------
                 COMPUTER-COMMUNICATIONS EQUIPMENT-10.79%
      472,300    3Com Corp. (a)...............................       2,157,359       22,080,025
      148,500    Ascend Communications, Inc. (a)..............       5,659,780        7,777,687
      163,800    Cascade Communications Corp. (a).............       7,828,419       11,158,875
      634,100    Cisco Systems, Inc. (a)......................       1,124,537       33,448,775
      134,000    FORE Systems, Inc. (a).......................       3,652,061        4,757,000
       59,600    U.S. Robotics Corp. (a)......................       3,843,921        3,129,000
                                                                 -------------    -------------
                                                                    24,266,077       82,351,362
                                                                 -------------    -------------
                 COMPUTER-SOFTWARE-16.87%
      304,200    BMC Software, Inc. (a).......................       6,055,197       22,662,900
      691,300    Informix Corp. (a)...........................       7,540,167       15,554,250
      231,700    Microsoft Corp. (a)..........................       7,717,151       28,383,250
      815,850    Oracle Corp. (a).............................       3,263,023       28,758,712
      493,000    Parametric Technology Corp. (a)..............       7,197,363       22,323,656
      162,900    Sterling Software, Inc. (a)..................       9,302,901       11,056,838
                                                                 -------------    -------------
                                                                    41,075,802      128,739,606
                                                                 -------------    -------------
                 ELECTRONIC COMPONENTS-1.69%
      345,800    Solectron Corp. (a)..........................       9,440,797       12,924,275
                                                                 -------------    -------------
                 ELECTRONIC-SEMICONDUCTOR AND CAPACITOR-1.08%
      102,900    Intel Corp...................................       2,643,273        8,212,706
                                                                 -------------    -------------
                 FINANCE SERVICES-7.83%
      170,000    Advanta Corp., Class B.......................       8,436,250        7,565,000
      330,200    Capital One Financial Corp...................      10,009,655        9,947,275
      145,000    First USA, Inc...............................       8,397,580        7,685,000
      238,000    Franklin Resources, Inc......................       3,567,571       14,161,000
      401,000    Green Tree Financial Corp....................      13,255,860       13,934,750
      554,250    Mercury Finance Co...........................       6,064,747        6,443,156
                                                                 -------------    -------------
                                                                    49,731,663       59,736,181
                                                                 -------------    -------------
                 HEALTH CARE SERVICES-6.59%
      168,000    HBO & Co.....................................       3,095,252        9,177,000
      365,000    MedPartners/Mullikin, Inc. (a)...............      10,313,664        7,573,750
      298,000    Oxford Health Plans, Inc. (a)................       6,578,590       13,633,500
      110,000    PacifiCare Health Systems, Inc., Class B
                   (a)........................................       6,356,484        8,855,000
      145,500    PhyCor, Inc. (a).............................       4,637,673        4,765,125
      162,500    United Healthcare Corp.......................       5,954,993        6,276,563
                                                                 -------------    -------------
                                                                    36,936,656       50,280,938
                                                                 -------------    -------------
                 HOTEL AND GAMING-1.36%
      131,000    HFS, Inc. (a)................................       7,448,757        7,843,625
       82,500    Promus Hotel Corp. (a).......................       1,449,428        2,485,313
                                                                 -------------    -------------
                                                                     8,898,185       10,328,938
                                                                 -------------    -------------

--------------------------------------------------------------------------------

                                                                                     Market
     Shares                                                        Cost (b)         Value (c)
   -----------                                                   -------------    -------------
                 MACHINERY-OIL AND WELL-2.56%
      232,000    Input/Output, Inc. (a).......................   $   5,411,569    $   8,207,000
      415,000    Petroleum Geo-Services ADR (a)...............      10,513,200       11,308,750
                                                                 -------------    -------------
                                                                    15,924,769       19,515,750
                                                                 -------------    -------------
                 MEDICAL SUPPLIES-0.90%
      223,000    Steris Corp. (a).............................       7,598,388        6,857,250
                                                                 -------------    -------------
                 PUBLISHING-1.18%
      133,400    Scholastic Corp. (a).........................       6,796,947        9,037,850
                                                                 -------------    -------------
                 RESTAURANTS AND FRANCHISING-5.47%
      507,600    Lone Star Steakhouse & Saloon, Inc. (a)......       7,862,250       16,814,250
      314,700    Outback Steakhouse, Inc. (a).................       4,826,413        8,890,275
      490,000    Starbucks Corp. (a)..........................       8,289,867       16,047,500
                                                                 -------------    -------------
                                                                    20,978,530       41,752,025
                                                                 -------------    -------------
                 RETAIL-DEPARTMENT STORES-2.15%
      264,600    Kohl's Corp. (a).............................       4,252,122       10,054,800
      239,800    Wal-Mart Stores, Inc.........................       1,777,676        6,354,700
                                                                 -------------    -------------
                                                                     6,029,798       16,409,500
                                                                 -------------    -------------
                 RETAIL-SPECIALTY-8.22%
      123,500    Barnes & Noble, Inc. (a).....................       3,197,295        4,060,063
      510,450    CUC International, Inc. (a)..................       8,857,064       17,546,719
      308,715    Home Depot, Inc..............................       2,018,922       16,400,484
      467,375    Office Depot, Inc. (a).......................       4,470,750        7,419,578
      624,375    Staples, Inc. (a)............................       7,615,944       12,331,406
      316,500    Sunglass Hut International, Inc. (a).........       8,496,944        4,984,875
                                                                 -------------    -------------
                                                                    34,656,919       62,743,125
                                                                 -------------    -------------
                 TELECOMMUNICATION EQUIPMENT-8.65%
      233,000    ADC Telecommunications, Inc. (a).............       7,581,716       13,222,750
      199,500    Andrew Corp. (a).............................       6,423,092        8,877,750
      260,000    QUALCOMM, Inc. (a)...........................      10,094,263       11,277,500
      514,100    Tellabs, Inc. (a)............................       5,907,140       32,581,088
                                                                 -------------    -------------
                                                                    30,006,211       65,959,088
                                                                 -------------    -------------
                 TELEPHONE SERVICES-5.92%
       49,000    LCI International, Inc. (a)..................       1,434,893        1,733,375
      349,000    MFS Communications Co., Inc. (a).............       9,021,542       14,788,875
      424,000    Paging Network, Inc. (a).....................       6,413,000        7,473,000
    1,010,000    WorldCom, Inc. (a)...........................      11,611,844       21,210,000
                                                                 -------------    -------------
                                                                    28,481,279       45,205,250
                                                                 -------------    -------------
                 TOTAL COMMON STOCKS..........................   $ 367,548,606    $ 670,308,009
                                                                 -------------    -------------
                                                                 -------------    -------------

FORTIS STOCK FUNDS
GROWTH FUND, INC. (CONTINUED)
Schedule of Investments
August 31, 1996

SHORT-TERM INVESTMENTS-11.34%
--------------------------------------------------------------------------------

    Principal                                                       Market
     Amount                                                        Value (c)
   -----------                                                   -------------
                  BANKS-4.84%
   $36,912,000    First Trust Money Market Variable Rate Time
                    Deposit, Current rate -- 5.20%.............   $  36,912,000
                                                                  -------------
                  DIVERSIFIED FINANCE-0.13%
       996,000    Associates Corp. Master Variable Rate Note,
                    Current rate -- 5.29%......................         996,000
                                                                  -------------
                  U.S. GOVERNMENT AGENCY-6.37%
    24,500,000    Federal Home Loan Mortgage Corp., 5.29%,
                    9-18-1996..................................      24,436,300
     4,600,000    Federal Farm Credit Bank, 5.30%, 9-3-1996....       4,597,999
     3,700,000    Federal Home Loan Mortgage Corp., 5.31%,
                    9-9-1996...................................       3,695,181
    15,900,000    Federal Home Loan Mortgage Corp., 5.32%,
                    9-6-1996...................................      15,886,140
                                                                  -------------
                                                                     48,615,620
                                                                  -------------
                  TOTAL SHORT-TERM INVESTMENTS.................      86,523,620
                                                                  -------------
                  TOTAL INVESTMENTS IN SECURITIES (COST:
                    $454,072,226) (B)..........................   $ 756,831,629
                                                                  -------------
                                                                  -------------

 (a) Presently not paying dividend income.
 (b) At August 31, 1996, the cost of securities for federal income tax purposes was $454,072,226 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.....................................  $ 319,414,698
Unrealized depreciation.....................................    (16,655,295)
---------------------------------------------------------------------------
Net unrealized appreciation.................................  $ 302,759,403
---------------------------------------------------------------------------

 (c) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 1.48% of net assets as of August 31, 1996.

FORTIS STOCK FUNDS
CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments
August 31, 1996

COMMON STOCKS-87.07%

--------------------------------------------------------------------------------
                                                                                  Market
    Shares                                                       Cost (b)        Value (c)
   ---------                                                   ------------    -------------
               ADVERTISING-PUBLIC RELATIONS-0.11%
      5,000    CKS Group, Inc. (a)..........................   $    85,000     $     135,000
                                                               ------------    -------------
               APPAREL-0.78%
      4,900    Mossimo, Inc. (a)............................        88,200           222,337
     33,000    Quicksilver, Inc. (a)........................     1,251,718           775,500
                                                               ------------    -------------
                                                                 1,339,918           997,837
                                                               ------------    -------------
               BEVERAGE-0.96%
     59,700    Boston Beer Co. (The), Inc. (a)(e)...........     1,307,678         1,246,237
                                                               ------------    -------------
               BIOMEDICS, GENETICS RESEARCH AND DEVELOPMENT-0.94%
     35,000    Biochem Pharma, Inc. (a).....................     1,500,025         1,216,250
                                                               ------------    -------------
               BROADCASTING-1.17%
     50,000    America Online, Inc. (a)(e)..................       214,062         1,512,500
                                                               ------------    -------------
               BUSINESS SERVICES AND SUPPLIES-12.82%
     23,900    Accustaff, Inc. (a)(e).......................       658,966           555,675
    120,000    Acxiom Corp. (a).............................       738,750         4,560,000
    108,000    APAC TeleServices, Inc. (a)(e)...............       985,242         4,779,000
      6,000    Career Horizons, Inc. (a)....................       142,500           209,250
     12,000    Corrections Corp of America (a)(e)...........       337,004           387,000
     60,000    Fastenal Co. (e).............................       356,875         2,805,000
     39,800    Indus Group, Inc. (a)........................       786,523           776,100
      2,500    Precision Response Corp. (a).................        67,500            75,000
     38,500    Romac International, Inc. (a)................       993,050         1,193,500
     47,500    TeleTech Holdings, Inc. (a)..................       707,500         1,252,813
                                                               ------------    -------------
                                                                 5,773,910        16,593,338
                                                               ------------    -------------
               COMPUTER-COMMUNICATIONS EQUIPMENT-4.41%
     16,200    Ascend Communications, Inc. (a)(e)...........       891,556           848,475
     37,800    Cascade Communications Corp. (a)(e)..........     1,489,211         2,575,125
     50,000    Network General Corp. (a)....................       730,268           850,000
     18,000    Shiva Corp. (a)(e)...........................       828,313           909,000
     12,500    Xylan Corp. (a)(e)...........................       743,750           528,125
                                                               ------------    -------------
                                                                 4,683,098         5,710,725
                                                               ------------    -------------
               COMPUTER-SOFTWARE-12.34%
     15,000    Aspen Technology, Inc. (a)...................       766,517         1,038,750
      5,400    Cybercash, Inc. (a)(e).......................        91,800           156,600
     34,000    HNC Software, Inc. (a).......................     1,125,440         1,045,500
    104,000    Informix Corp. (a)...........................       604,875         2,340,000
     72,000    Legato Systems, Inc. (a).....................       898,500         2,844,000
     25,000    Lernout and Hauspie Speech Products N.V.
                 (a)(e).....................................       952,081           575,000
      4,000    Netscape Communications Corp. (a)(e).........       269,500           141,500
     62,000    Parametric Technology Corp. (a)..............       304,238         2,807,438
     26,000    Scopus Technology, Inc. (a)..................       515,091           474,500
     15,000    Sterling Commerce, Inc. (a)..................       360,000           465,000
     32,200    Sterling Software, Inc. (a)(e)...............       604,985         2,185,575
     49,800    Synopsys, Inc. (a)...........................       857,600         1,892,400
                                                               ------------    -------------
                                                                 7,350,627        15,966,263
                                                               ------------    -------------
               CONSUMER GOODS-0.66%
     46,000    Seattle Film Works, Inc. (a).................       736,000           856,750
                                                               ------------    -------------
               EDUCATIONAL SERVICES-2.34%
     60,000    Apollo Group, Inc. Class A (a)...............     1,163,187         1,530,000
     83,000    National Education Corp. (a).................     1,391,699         1,504,375
                                                               ------------    -------------
                                                                 2,554,886         3,034,375
                                                               ------------    -------------
               HEALTH CARE SERVICES-7.76%
     30,900    ABR Information Services, Inc. (a)...........     1,397,059         1,745,850
     61,000    American Oncology Resources, Inc. (a)........       927,932           617,625
     34,800    Healthsource, Inc. (a)(e)....................       698,436           522,000

FORTIS STOCK FUNDS
CAPITAL APPRECIATION PORTFOLIO (CONTINUED)
Schedule of Investments
August 31, 1996

COMMON STOCKS-CONTINUED
--------------------------------------------------------------------------------

                                                                                  Market
    Shares                                                       Cost (b)        Value (c)
   ---------                                                   ------------    -------------
     32,500    Mecon, Inc. (a)..............................   $   565,375     $     773,906
     30,000    Medic Computer Systems, Inc. (a).............       721,680         1,046,250
     53,000    MedPartners/Mullikin, Inc. (a)(e)............     1,109,284         1,099,750
     60,000    Omnicare, Inc. (e)...........................       592,500         1,470,000
     15,000    Parexel International Corp. (a)..............       506,250           727,500
     40,000    Pharmaceutical Products Development, Inc.
                 (a)(e).....................................       993,206         1,120,000
     17,000    Summit Medical Systems, Inc. (a).............       153,000           289,000
     27,700    Transition Systems, Inc. (a).................       598,130           626,713
                                                               ------------    -------------
                                                                 8,262,852        10,038,594
                                                               ------------    -------------
               MACHINERY-OIL AND WELL-5.86%
    165,000    Input/Output, Inc. (a).......................       486,250         5,836,875
     64,000    Petroleum Geo-Services ADR (a)...............     1,127,444         1,744,000
                                                               ------------    -------------
                                                                 1,613,694         7,580,875
                                                               ------------    -------------
               MEDICAL SUPPLIES-1.84%
     14,000    Idexx Laboratories, Inc. (a).................       491,375           542,500
     60,000    Steris Corp. (a).............................     1,067,130         1,845,000
                                                               ------------    -------------
                                                                 1,558,505         2,387,500
                                                               ------------    -------------
               RESTAURANTS AND FRANCHISING-6.51%
     67,300    Applebees International, Inc. (e)............     1,201,960         1,951,700
     81,200    Lone Star Steakhouse & Saloon, Inc. (a)(e)...       356,925         2,689,750
     37,500    Papa John's International, Inc. (a)(e).......       720,625         1,696,875
     40,000    Quality Dining, Inc. (a).....................     1,000,000         1,175,000
     32,500    Rainforest Cafe, Inc. (a)(e).................       925,314           910,000
                                                               ------------    -------------
                                                                 4,204,824         8,423,325
                                                               ------------    -------------
               RETAIL-MISCELLANEOUS-2.11%
     72,900    Corporate Express, Inc. (a)(e)...............       777,600         2,733,750
                                                               ------------    -------------
               RETAIL-SPECIALTY-9.60%
     80,000    Bed, Bath & Beyond, Inc. (a).................       455,000         1,810,000
     31,450    CUC International, Inc. (a)(e)...............     1,100,750         1,081,094
     83,400    Gadzooks, Inc. (a)...........................     1,117,030         3,169,200
     42,000    Gymboree Corp. (a)...........................       993,000         1,212,750
     26,000    Just for Feet, Inc. (a)(e)...................     1,356,875         1,163,500
     66,000    Sunglass Hut International, Inc. (a)(e)......       941,203         1,039,500
     76,000    West Marine, Inc. (a)(e).....................       732,813         2,945,000
                                                               ------------    -------------
                                                                 6,696,671        12,421,044
                                                               ------------    -------------
               TELECOMMUNICATIONS-3.16%
     77,600    Cisco Systems, Inc. (a)......................       327,552         4,093,400
                                                               ------------    -------------
               TELECOMMUNICATION EQUIPMENT-2.22%
     30,500    ADC Telecommunications, Inc. (a).............       980,237         1,730,875
      5,600    Pairgain Technologies, Inc. (a)..............       278,250           371,000
     23,000    Westell Technologies, Inc. Class A (a).......       817,630           773,375
                                                               ------------    -------------
                                                                 2,076,117         2,875,250
                                                               ------------    -------------
               TELEPHONE SERVICES-9.12%
     37,750    Brooks Fiber Properties, Inc. (a)(e).........     1,096,750         1,132,500
     45,000    ICG Communications, Inc. (a).................       644,000           990,000
     65,000    Intermedia Communications, Inc. (a)..........     1,096,875         2,015,000
    110,000    LCI International, Inc. (a)(e)...............       894,300         3,891,250
     53,000    McLeod, Inc. Class A (a).....................     1,262,301         1,530,375
     53,000    MFS Communications Co., Inc. (a)(e)..........     1,039,978         2,245,875
                                                               ------------    -------------
                                                                 6,034,204        11,805,000
                                                               ------------    -------------
               WASTE DISPOSAL-2.36%
    103,400    United Waste Systems, Inc. (a)(e)............     1,158,950         3,050,300
                                                               ------------    -------------
               TOTAL COMMON STOCKS..........................   $58,256,173     $ 112,678,313
                                                               ------------    -------------
                                                               ------------    -------------

SHORT-TERM INVESTMENTS-13.37%

--------------------------------------------------------------------------------
    Principal                                                       Market
     Amount                                                        Value (c)
   -----------                                                   -------------
                 BANKS-5.00%
   $6,474,064    First Trust Money Market Variable Rate Time
                   Deposit, Current rate -- 5.20%.............   $   6,474,064
                                                                 -------------
                 DIVERSIFIED FINANCE-1.57%
    2,032,000    Associates Corp. Master Variable Rate Note,
                   Current rate -- 5.31%......................       2,032,000
                                                                 -------------
                 U.S. GOVERNMENT AGENCY-6.80%
    8,800,000    Federal National Mortgage Assoc., 5.20%,
                   9-5-1996...................................       8,793,742
                                                                 -------------
                 TOTAL SHORT-TERM INVESTMENTS.................      17,299,806
                                                                 -------------
                 TOTAL INVESTMENTS IN SECURITIES (COST:
                   $75,555,979) (B)...........................   $ 129,978,119
                                                                 -------------
                                                                 -------------

 (a) Presently not paying dividend income.
 (b) At August 31, 1996, the cost of securities for federal income tax purposes was $75,555,979 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

          Unrealized appreciation...........................  $57,010,483
          Unrealized depreciation...........................   (2,588,343)
          ---------------------------------------------------------------
          Net unrealized appreciation.......................  $54,422,140
          ---------------------------------------------------------------

 (c) See Note 1 of accompanying Notes to Financial Statements regarding valuations of securities.
 (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 1.79% of net assets as of August 31, 1996.
 (e) Security is fully or partially on loan at August 31, 1996. See Note 1 of accompanying Notes to Financial Statements.

FORTIS STOCK FUNDS

Statements of Assets and Liabilities

August 31, 1996

--------------------------------------------------------------------------------

                                              ASSET
                                           ALLOCATION        VALUE
                                            PORTFOLIO         FUND
                                          -------------   ------------
ASSETS:
  Investments in securities, as detailed
    in the accompanying schedules, at
    market (cost $129,052,844;
    $12,144,821; $5,243,629;
    $184,965,113; $43,825,775;
    $454,072,226; and $75,555,979
    respectively) (Note 1)..............  $154,272,312    $12,354,118
  Cash on deposit with custodian........         6,139             --
  Collateral for securities lending
    transactions (Note 1)...............    31,879,970             --
  Receivables:
    Investment securities sold..........       490,350             --
    Interest and dividends..............       984,341         19,363
    Subscriptions of capital stock......        36,903         48,547
  Deferred registration costs (Note
    1)..................................        25,706          7,517
  Prepaid expenses......................            --             --
                                          -------------   ------------
TOTAL ASSETS............................   187,695,721     12,429,545
                                          -------------   ------------
LIABILITIES:
  Bank overdraft........................            --         24,269
  Payable upon return of securities
    loaned (Note 1).....................    31,879,870             --
  Payable for investment securities
    purchased...........................       993,406         72,128
  Redemptions of capital stock..........        65,611             --
  Payable for investment advisory and
    management fees.....................       123,613          9,970
  Payable for distribution fees.........         6,553            403
  Accounts payable and accrued
    expenses............................        14,512          5,460
                                          -------------   ------------
TOTAL LIABILITIES.......................    33,083,665        112,230
                                          -------------   ------------
NET ASSETS:
  Net proceeds of capital stock, par
    value $.01 per share authorized
    10,000,000,000; 10,000,000,000;
    10,000,000,000; 10,000,000,000;
    100,000,000,000; 100,000,000,000 and
    10,000,000,000 shares;
    respectively........................   121,670,800     11,775,203
  Unrealized appreciation of
    investments.........................    25,219,468        209,297
  Undistributed net investment income...       817,083         37,806
  Accumulated net realized gain (loss)
    from the sale of investments........     6,904,705        295,009
                                          -------------   ------------
TOTAL NET ASSETS........................  $154,612,056    $12,317,315
                                          -------------   ------------
SHARES OUTSTANDING AND NET ASSET VALUE
  PER SHARE:
Class A shares (based on net assets of
  $136,656,488; $9,847,353; $3,116,747;
  $277,586,699; $65,641,339;
  $641,060,536; and $114,310,400;
  respectively and 8,290,599; 916,377;
  301,070; 12,682,210; 1,786,279;
  19,944,910; 3,288,627 shares
  outstanding; respectively)............        $16.48         $10.75
                                          -------------   ------------
Class B shares (based on net assets of
  $4,410,608; $641,620; $507,842;
  $4,097,112; $1,359,856; $6,709,560;
  and $4,521,512 respectively and
  268,897; 59,992; 49,194; 188,875;
  37,504; 211,345; and 131,202 shares
  outstanding; respectively)............        $16.40         $10.70
                                          -------------   ------------
Class C shares (based on net assets of
  $2,640,741; $222,999; $302,184;
  $823,819; $491,045; $1,076,699; and
  $1,003,891; respectively and 161,487;
  20,850; 29,267; 38,001; 13,520;
  33,914; and 29,117 shares outstanding;
  respectively).........................        $16.35         $10.70
                                          -------------   ------------
Class H shares (based on net assets of
  $10,904,219; $1,605,343; $1,286,431;
  $8,051,943; $3,164,418; $21,176,112;
  $9,575,288; respectively and 665,230;
  150,052; 124,577; 371,260; 87,260;
  667,044; and 277,680 shares
  outstanding; respectively)............        $16.39         $10.70
                                          -------------   ------------
Class Z shares (based on net assets of
  $0; $0; $0; $0; $0; $93,006,300; $0;
  respectively and 0; 0; 0; 0; 0;
  2,890,014; and 0 shares outstanding;
  respectively).........................            --             --
                                          -------------   ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                           GROWTH &                                                       CAPITAL
                                            INCOME         CAPITAL       FIDUCIARY        GROWTH       APPRECIATION
                                             FUND           FUND            FUND           FUND          PORTFOLIO
                                          -----------   -------------   ------------   -------------   -------------
ASSETS:
Investments in securities, as detailed
  in the accompanying schedules, at
  market (cost $129,052,844;
  $12,144,821; $5,243,629; $184,965,113;
  $43,825,775; $454,072,226; and
  $75,555,979 respectively) (Note 1)....  $5,318,675    $294,136,481    $71,614,068    $756,831,629    $129,978,119
Cash on deposit with custodian..........     120,362             543            432             744             568
Collateral for securities lending
  transactions (Note 1).................          --      66,110,128     19,806,823              --      43,026,604
Receivables:
  Investment securities sold............          --              --             --       6,597,083         102,125
  Interest and dividends................      14,041         109,039         12,988         237,376          26,412
  Subscriptions of capital stock........       1,377          18,307          3,256          44,657          47,608
Deferred registration costs (Note 1)....       7,507          62,607         18,162          40,887          22,067
Prepaid expenses........................          65           2,193             --             310              --
                                          -----------   -------------   ------------   -------------   -------------
TOTAL ASSETS............................   5,462,027     360,439,298     91,455,729     763,752,686     173,203,503
                                          -----------   -------------   ------------   -------------   -------------
LIABILITIES:
  Bank overdraft........................          --              --             --              --              --
  Payable upon return of securities
    loaned (Note 1).....................          --      66,110,128     19,806,823              --      43,026,604
  Payable for investment securities
    purchased...........................     240,734       3,502,209        841,980              --         599,250
  Redemptions of capital stock..........          --          17,525         75,020         159,118          47,764
  Payable for investment advisory and
    management fees.....................       4,135         214,973         61,215         497,735         101,961
  Payable for distribution fees.........         235           6,818          1,775          15,668           5,464
  Accounts payable and accrued
    expenses............................       3,719          28,072         12,258          50,958          11,369
                                          -----------   -------------   ------------   -------------   -------------
TOTAL LIABILITIES.......................     248,823      69,879,725     20,799,071         723,479      43,792,412
                                          -----------   -------------   ------------   -------------   -------------
NET ASSETS:
  Net proceeds of capital stock, par
    value $.01 per share authorized
    10,000,000,000; 10,000,000,000;
    10,000,000,000; 10,000,000,000;
    100,000,000,000; 100,000,000,000 and
    10,000,000,000 shares;
    respectively........................   5,135,626     156,856,043     40,738,446     404,544,987      72,250,079
  Unrealized appreciation of
    investments.........................      75,046     109,171,368     27,788,293     302,759,403      54,422,140
  Undistributed net investment income...       2,872         141,299             --              --              --
  Accumulated net realized gain (loss)
    from the sale of investments........        (340)     24,390,863      2,129,919      55,724,817       2,738,872
                                          -----------   -------------   ------------   -------------   -------------
TOTAL NET ASSETS........................  $5,213,204    $290,559,573    $70,656,658    $763,029,207    $129,411,091
                                          -----------   -------------   ------------   -------------   -------------
SHARES OUTSTANDING AND NET ASSET VALUE
  PER SHARE:
Class A shares (based on net assets of
  $136,656,488; $9,847,353; $3,116,747;
  $277,586,699; $65,641,339;
  $641,060,536; and $114,310,400;
  respectively and 8,290,599; 916,377;
  301,070; 12,682,210; 1,786,279;
  19,944,910; 3,288,627 shares
  outstanding; respectively)............      $10.35          $21.89         $36.75          $32.14          $34.76
                                          -----------   -------------   ------------   -------------   -------------
Class B shares (based on net assets of
  $4,410,608; $641,620; $507,842;
  $4,097,112; $1,359,856; $6,709,560;
  and $4,521,512 respectively and
  268,897; 59,992; 49,194; 188,875;
  37,504; 211,345; and 131,202 shares
  outstanding; respectively)............      $10.32          $21.69         $36.26          $31.75          $34.46
                                          -----------   -------------   ------------   -------------   -------------
Class C shares (based on net assets of
  $2,640,741; $222,999; $302,184;
  $823,819; $491,045; $1,076,699; and
  $1,003,891; respectively and 161,487;
  20,850; 29,267; 38,001; 13,520;
  33,914; and 29,117 shares outstanding;
  respectively).........................      $10.33          $21.68         $36.32          $31.75          $34.48
                                          -----------   -------------   ------------   -------------   -------------
Class H shares (based on net assets of
  $10,904,219; $1,605,343; $1,286,431;
  $8,051,943; $3,164,418; $21,176,112;
  $9,575,288; respectively and 665,230;
  150,052; 124,577; 371,260; 87,260;
  667,044; and 277,680 shares
  outstanding; respectively)............      $10.33          $21.69         $36.26          $31.75          $34.48
                                          -----------   -------------   ------------   -------------   -------------
Class Z shares (based on net assets of
  $0; $0; $0; $0; $0; $93,006,300; $0;
  respectively and 0; 0; 0; 0; 0;
  2,890,014; and 0 shares outstanding;
  respectively).........................          --              --             --          $32.18              --
                                          -----------   -------------   ------------   -------------   -------------

FORTIS STOCK FUNDS

Statements of Operations

For the Year Ended August 31, 1996

--------------------------------------------------------------------------------

                                             ASSET
                                          ALLOCATION      VALUE
                                           PORTFOLIO      FUND*
                                          -----------   ---------
NET INVESTMENT INCOME:
  Income:
    Interest income.....................  $6,154,524    $ 46,878
    Dividend income.....................     270,394      91,210
    Fee income (Note 1).................      26,954          --
                                          -----------   ---------
  Total income..........................   6,451,872     138,088
                                          -----------   ---------
  Expenses:
    Investment advisory and management
      fees (Note 2).....................   1,396,000      56,988
    Distribution fees (Class A) (Note
      2)................................     616,942      12,463
    Distribution fees (Class B) (Note
      2)................................      25,047       1,799
    Distribution fees (Class C) (Note
      2)................................      17,753         895
    Distribution fees (Class H) (Note
      2)................................      81,000       4,441
    Registration fees...................      50,897       3,104
    Shareholders' notices and reports...      35,596         552
    Legal and auditing fees (Note 2)....      26,073      10,244
    Custodian fees......................      41,653       8,467
    Directors' fees and expenses........       9,937         301
    Other...............................      12,821       1,028
                                          -----------   ---------
  Total expenses........................   2,313,719     100,282
                                          -----------   ---------
NET INVESTMENT INCOME (LOSS)............   4,138,153      37,806
                                          -----------   ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS (NOTE 1):
  Net realized gain (loss) from security
    transactions........................   6,979,691     295,009
  Net change in unrealized appreciation
    (depreciation) of investments.......  (4,345,482)    209,297
                                          -----------   ---------
NET GAIN ON INVESTMENTS.................   2,634,209     504,306
                                          -----------   ---------
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS.........................  $6,772,362    $542,112
                                          -----------   ---------

*FOR THE EIGHT-MONTH PERIOD ENDED AUGUST 31, 1996.
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                          GROWTH &                                                   CAPITAL
                                           INCOME       CAPITAL       FIDUCIARY       GROWTH       APPRECIATION
                                           FUND*         FUND           FUND           FUND         PORTFOLIO
                                          --------   -------------   -----------   -------------   ------------
NET INVESTMENT INCOME:
Income:
  Interest income.......................  $26,946    $  2,880,724    $  721,962    $  4,802,565    $   575,269
  Dividend income.......................   41,051       1,118,419       221,372         803,030         11,557
  Fee income (Note 1)...................       --          80,614        15,597              --         88,459
                                          --------   -------------   -----------   -------------   ------------
Total income............................   67,997       4,079,757       958,931       5,605,595        675,285
                                          --------   -------------   -----------   -------------   ------------
Expenses:
  Investment advisory and management
    fees (Note 2).......................   19,129       2,519,746       708,986       5,563,562      1,086,889
  Distribution fees (Class A) (Note
    2)..................................    3,133         714,616       167,939       1,656,623        463,303
  Distribution fees (Class B) (Note
    2)..................................    1,605          29,886         9,211          44,299         25,035
  Distribution fees (Class C) (Note
    2)..................................    1,164           6,256         4,182           6,895          5,355
  Distribution fees (Class H) (Note
    2)..................................    3,827          61,581        23,838         139,664         51,236
  Registration fees.....................    3,989         124,695        49,261          86,344         49,875
  Shareholders' notices and reports.....      271          57,322        13,330         183,700         33,420
  Legal and auditing fees (Note 2)......    9,088          38,240        26,070          82,300         22,262
  Custodian fees........................    7,056          41,377        13,123          95,000         25,927
  Directors' fees and expenses..........      309          29,671        12,887          49,900         10,088
  Other.................................      827          25,582         6,307          56,643          7,955
                                          --------   -------------   -----------   -------------   ------------
Total expenses..........................   50,398       3,648,972     1,035,134       7,964,930      1,781,345
                                          --------   -------------   -----------   -------------   ------------
NET INVESTMENT INCOME (LOSS)............   17,599         430,785       (76,203)     (2,359,335)    (1,106,060)
                                          --------   -------------   -----------   -------------   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS (NOTE 1):
  Net realized gain (loss) from security
    transactions........................     (340)     24,390,863     2,132,194      55,740,132      2,740,699
  Net change in unrealized appreciation
    (depreciation) of investments.......   75,046     (14,969,783)      638,704     (25,027,460)    12,902,794
                                          --------   -------------   -----------   -------------   ------------
NET GAIN ON INVESTMENTS.................   74,706       9,421,080     2,770,898      30,712,672     15,643,493
                                          --------   -------------   -----------   -------------   ------------
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS.........................  $92,305    $  9,851,865    $2,694,695    $ 28,353,337    $14,537,433
                                          --------   -------------   -----------   -------------   ------------

FORTIS STOCK FUNDS

Statements of Changes in Net Assets

ASSET ALLOCATION PORTFOLIO

--------------------------------------------------------------------------------
                                                              FOR THE
                                                             TEN-MONTH
                                             FOR THE        PERIOD ENDED
                                            YEAR ENDED       AUGUST 31,
                                            AUGUST 31,          1995
                                               1996           (NOTE 3)
                                          --------------   --------------
OPERATIONS:
  Net investment income.................  $    4,138,153   $    3,425,089
  Net realized gain from security
    transacations.......................       6,979,691        2,925,495
  Net change in unrealized appreciation
    (depreciation) of investments in
    securities..........................      (4,345,482)      14,902,688
                                          --------------   --------------
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS.........................       6,772,362       21,253,272
                                          --------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.............................      (3,826,272)      (3,216,965)
    Class B.............................         (49,452)          (4,269)
    Class C.............................         (39,801)          (6,010)
    Class H.............................        (178,132)         (32,044)
  From net realized gains on investments
    Class A.............................      (2,624,363)        (736,358)
    Class B.............................         (29,773)            (258)
    Class C.............................         (27,550)            (158)
    Class H.............................        (136,849)          (1,337)
  Excess distributions of net realized
    gains
    Class A.............................         (62,850)              --
    Class B.............................            (713)              --
    Class C.............................            (660)              --
    Class H.............................          (3,277)              --
                                          --------------   --------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS.....      (6,979,692)      (3,997,399)
                                          --------------   --------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from sale of shares
    Class A (1,434,734 and 934,550
     shares)............................      23,714,022       14,063,680
    Class B (271,822 and 42,825
     shares)............................       4,477,846          660,329
    Class C (135,425 and 50,730
     shares)............................       2,240,957          771,696
    Class H (455,625 and 290,527
     shares)............................       7,521,002        4,432,310
  Proceeds from shares issued as a
    result of reinvested dividends
    Class A (371,458 and 247,207
     shares)............................       6,040,653        3,599,514
    Class B (4,825 and 292 shares)......          78,602            4,448
    Class C (4,013 and 402 shares)......          64,896            6,160
    Class H (18,172 and 1,905 shares)...         294,034           29,064
  Less cost of repurchase of shares
    Class A (1,564,760 and 1,398,654
     shares)............................     (25,920,903)     (20,935,112)
    Class B (49,827 and 1,040 shares)...        (827,910)         (15,962)
    Class C (25,306 and 3,777 shares)...        (415,028)         (59,287)
    Class H (92,983 and 8,016 shares)...      (1,532,704)        (123,666)
                                          --------------   --------------
NET INCREASE IN NET ASSETS FROM SHARE
TRANSACTIONS............................      15,735,467        2,433,174
                                          --------------   --------------
TOTAL INCREASE IN NET ASSETS............      15,528,137       19,689,047
NET ASSETS:
  Beginning of period...................     139,083,919      119,394,872
                                          --------------   --------------
  End of period (includes undistributed
    net investment income of $817,083
    and $772,587, respectively).........  $  154,612,056   $  139,083,919
                                          --------------   --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS STOCK FUNDS

Statements of Changes in Net Assets

VALUE FUND

--------------------------------------------------------------------------------
                                             FOR THE
                                           EIGHT MONTH
                                          PERIOD ENDED
                                           AUGUST 31,
                                              1996
                                          -------------
OPERATIONS:
  Net investment income.................  $     37,806
  Net realized gain from security
    transacations.......................       295,009
  Net change in unrealized appreciation
    of investments in securities........       209,297
                                          -------------
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS.........................       542,112
                                          -------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from sale of shares
    Class A (942,985 shares)............     9,635,095
    Class B (62,863 shares).............       663,710
    Class C (21,113 shares).............       216,052
    Class H (156,479 shares)............     1,645,537
  Less cost of repurchase of shares
    Class A (26,608 shares).............      (282,982)
    Class B (2,871 shares)..............       (31,367)
    Class C (262 shares)................        (2,836)
    Class H (6,427 shares)..............       (68,006)
                                          -------------
NET INCREASE IN NET ASSETS FROM SHARE
TRANSACTIONS............................    11,775,203
                                          -------------
TOTAL INCREASE IN NET ASSETS............    12,317,315
NET ASSETS:
  Beginning of period...................            --
                                          -------------
  End of period (includes undistributed
    net investment income of $37,806)...  $ 12,317,315
                                          -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS STOCK FUNDS

Statements of Changes in Net Assets

GROWTH & INCOME FUND

--------------------------------------------------------------------------------
                                            FOR THE
                                          EIGHT MONTH
                                          PERIOD ENDED
                                           AUGUST 31,
                                              1996
                                          ------------
OPERATIONS:
  Net investment income.................  $    17,599
  Net realized loss from security
    transacations.......................         (340)
  Net change in unrealized appreciation
    of investments in securities........       75,046
                                          ------------
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS.........................       92,305
                                          ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.............................      (11,470)
    Class B.............................         (731)
    Class C.............................         (571)
    Class H.............................       (1,955)
                                          ------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS.....      (14,727)
                                          ------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from sale of shares
    Class A (333,815 shares)............    3,399,044
    Class B (49,494 shares).............      507,825
    Class C (31,937 shares).............      323,749
    Class H (131,281 shares)............    1,342,093
  Proceeds from shares issued as a
    result of reinvested dividends
    Class A (1,046 shares)..............       10,774
    Class B (69 shares).................          714
    Class C (55 shares).................          561
    Class H (189 shares)................        1,945
  Less cost of repurchase of shares
    Class A (33,791 shares).............     (348,113)
    Class B (369 shares)................       (3,813)
    Class C (2,725 shares)..............      (28,214)
    Class H (6,893 shares)..............      (70,939)
                                          ------------
NET INCREASE IN NET ASSETS FROM SHARE
TRANSACTIONS............................    5,135,626
                                          ------------
TOTAL INCREASE IN NET ASSETS............    5,213,204
NET ASSETS:
  Beginning of period...................           --
                                          ------------
  End of period (includes undistributed
    net investment income of $2,872)....  $ 5,213,204
                                          ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS STOCK FUNDS

Statements of Changes in Net Assets

CAPITAL FUND

--------------------------------------------------------------------------------
                                             FOR THE          FOR THE
                                            YEAR ENDED       YEAR ENDED
                                            AUGUST 31,       AUGUST 31,
                                               1996             1995
                                          --------------   --------------
OPERATIONS:
  Net investment income.................  $      430,785   $    1,067,881
  Net realized gain from security
    transacations.......................      24,390,863           24,924
  Net change in unrealized appreciation
    (depreciation) of investments in
    securities..........................     (14,969,783)      51,715,498
                                          --------------   --------------
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS.........................       9,851,865       52,808,303
                                          --------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.............................        (570,947)      (1,091,491)
    Class B.............................              --             (147)
    Class C.............................              --              (24)
    Class H.............................              --             (324)
  From net realized gains on investments
    Class A.............................              --      (10,244,029)
    Class B.............................              --           (2,531)
    Class C.............................              --              (68)
    Class H.............................              --           (2,368)
                                          --------------   --------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS.....        (570,947)     (11,340,982)
                                          --------------   --------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from sale of shares
    Class A (987,510 and 1,643,037
     shares)............................      21,255,811       30,014,520
    Class B (129,679 and 75,949
     shares)............................       2,771,889        1,426,190
    Class C (26,449 and 16,667
     shares)............................         569,431          315,873
    Class H (228,130 and 194,028
     shares)............................       4,884,573        3,659,178
  Proceeds from shares issued as a
    result of reinvested dividends
    Class A (24,756 and 639,451
     shares)............................         527,539       10,561,400
    Class B (0 and 163 shares)..........              --            2,678
    Class C (0 and 6 shares)............              --               91
    Class H (0 and 138 shares)..........              --            2,724
  Less cost of repurchase of shares
    Class A (2,058,920 and 1,940,448
     shares)............................     (44,492,325)     (35,907,590)
    Class B (13,030 and 3,886 shares)...        (276,422)         (77,466)
    Class C (4,719 and 402 shares)......        (101,450)          (8,239)
    Class H (48,566 and 2,470 shares)...      (1,046,356)         (47,144)
                                          --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS
FROM SHARE TRANSACTIONS.................     (15,907,310)       9,942,215
                                          --------------   --------------
TOTAL INCREASE (DECREASE) IN NET
ASSETS..................................      (6,626,392)      51,409,536
NET ASSETS:
  Beginning of year.....................     297,185,965      245,776,429
                                          --------------   --------------
  End of year (includes undistributed
    net investment income of $141,299
    and $281,461, respectively).........  $  290,559,573   $  297,185,965
                                          --------------   --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS STOCK FUNDS

Statements of Changes in Net Assets

FIDUCIARY FUND

--------------------------------------------------------------------------------
                                             FOR THE          FOR THE
                                            YEAR ENDED       YEAR ENDED
                                            AUGUST 31,       AUGUST 31,
                                               1996             1995
                                          --------------   --------------
OPERATIONS:
  Net investment loss...................  $      (76,203)  $     (288,486)
  Net realized gain from security
    transacations.......................       2,132,194          928,972
  Net change in unrealized appreciation
    of investments in securities........         638,704       11,231,862
                                          --------------   --------------
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS.........................       2,694,695       11,872,348
                                          --------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From realized gains on investments
    Class A.............................        (488,777)      (1,980,907)
    Class B.............................          (4,787)          (1,202)
    Class C.............................          (2,895)            (214)
    Class H.............................         (14,400)          (4,499)
                                          --------------   --------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS.....        (510,859)      (1,986,822)
                                          --------------   --------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from sale of shares
    Class A (465,331 and 429,389
     shares)............................      16,670,657       13,255,649
    Class B (26,078 and 13,622
     shares)............................         928,152          435,257
    Class C (8,014 and 8,195 shares)....         287,310          261,396
    Class H (54,592 and 46,909
     shares)............................       1,949,490        1,433,120
  Proceeds from shares issued as a
    result of reinvested dividends
    Class A (14,130 and 69,865
     shares)............................         478,153        1,932,493
    Class B (142 and 44 shares).........           4,778            1,202
    Class C (86 and 8 shares)...........           2,894              215
    Class H (418 and 163 shares)........          14,050            4,499
  Less cost of repurchase of shares
    Class A (471,108 and 336,667
     shares)............................     (16,785,992)     (10,434,831)
    Class B (2,097 and 285 shares)......         (73,634)          (9,491)
    Class C (2,264 and 519 shares)......         (80,818)         (16,128)
    Class H (9,636 and 5,186 shares)....        (342,867)        (160,979)
                                          --------------   --------------
NET INCREASE IN NET ASSETS FROM SHARE
TRANSACTIONS............................       3,052,173        6,702,402
                                          --------------   --------------
TOTAL INCREASE IN NET ASSETS............       5,236,009       16,587,928
NET ASSETS:
  Beginning of year.....................      65,420,649       48,832,721
                                          --------------   --------------
  End of year...........................  $   70,656,658   $   65,420,649
                                          --------------   --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS STOCK FUNDS

Statements of Changes in Net Assets

GROWTH FUND

--------------------------------------------------------------------------------
                                              FOR THE           FOR THE
                                            YEAR ENDED        YEAR ENDED
                                          AUGUST 31, 1996   AUGUST 31, 1995
                                          ---------------   ---------------
OPERATIONS:
  Net investment loss...................  $    (2,359,335)  $      (811,913)
  Net realized gain from security
    transacations.......................       55,740,132        38,024,044
  Net change in unrealized appreciation
    (depreciation) of investments in
    securities..........................      (25,027,460)      108,759,948
                                          ---------------   ---------------
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS.........................       28,353,337       145,972,079
                                          ---------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From realized gains on investments
    Class A.............................      (34,148,693)      (10,376,803)
    Class B.............................         (157,748)           (2,186)
    Class C.............................          (26,843)             (227)
    Class H.............................         (562,160)           (4,517)
                                          ---------------   ---------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS.....      (34,895,444)      (10,383,733)
                                          ---------------   ---------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from sale of shares
    Class A (2,983,653 and 3,595,502
     shares)............................       97,098,524        97,595,401
    Class B (149,065 and 69,263
     shares)............................        4,751,941         1,891,029
    Class C (26,985 and 8,239 shares)...          869,294           233,665
    Class H (509,051 and 221,567
     shares)............................       16,308,761         6,230,792
    Class Z (141,406 shares)............        4,652,413                --
  Proceeds from shares issued as a
    result of reinvested dividends
    Class A (1,117,514 and 401,424
     shares)............................       32,989,062         9,887,238
    Class B (5,331 and 89 shares).......          156,195             2,186
    Class C (914 and 9 shares)..........           26,803               227
    Class H (18,900 and 174 shares).....          553,959             4,276
    Class Z.............................               --                --
  Less cost of repurchase of shares
    Class A (4,694,161 and 4,738,197
     shares)............................     (151,752,427)     (129,577,320)
    Class B (10,130 and 2,273 shares)...         (322,261)          (70,358)
    Class C (2,105 and 128 shares)......          (67,561)           (3,645)
    Class H (72,266 and 10,382
     shares)............................       (2,334,633)         (309,141)
    Class Z (265,798 shares)............       (8,705,185)               --
  Issuance of shares in connection with
    fund merger (Note 4)
    Class Z (3,014,406 shares)..........       95,284,425                --
                                          ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS
FROM SHARE TRANSACTIONS.................       89,509,310       (14,115,650)
                                          ---------------   ---------------
TOTAL INCREASE IN NET ASSETS............       47,838,380       121,472,696
NET ASSETS:
  Beginning of year.....................      680,062,004       558,589,308
                                          ---------------   ---------------
  End of year...........................  $   763,029,207   $   680,062,004
                                          ---------------   ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS STOCK FUNDS

Statements of Changes in Net Assets

CAPITAL APPRECIATION PORTFOLIO

--------------------------------------------------------------------------------
                                                              FOR THE
                                                             TEN-MONTH
                                             FOR THE        PERIOD ENDED
                                            YEAR ENDED       AUGUST 31,
                                            AUGUST 31,          1995
                                               1996           (NOTE 3)
                                          --------------   --------------
OPERATIONS:
  Net investment loss...................  $   (1,106,060)  $     (521,120)
  Net realized gain from security
    transacations.......................       2,740,699        1,148,184
  Net change in unrealized appreciation
    of investments in securities........      12,902,794       22,420,087
                                          --------------   --------------
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS.........................      14,537,433       23,047,151
                                          --------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From realized gains on investments
    Class A.............................        (684,572)              --
    Class B.............................         (11,199)              --
    Class C.............................          (2,392)              --
    Class H.............................         (25,057)              --
                                          --------------   --------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS.....        (723,220)              --
                                          --------------   --------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from sale of shares
    Class A (1,325,665 and 695,629
     shares)............................      42,940,126       17,177,636
    Class B (110,699 and 27,699
     shares)............................       3,619,138          727,381
    Class C (24,894 and 7,466 shares)...         830,232          195,229
    Class H (222,036 and 74,376
     shares)............................       7,344,125        1,892,069
  Proceeds from shares issued as a
    result of reinvested dividends
    Class A (22,686 shares).............         667,142               --
    Class B (375 shares)................          10,963               --
    Class C (80 shares).................           2,392               --
    Class H (852 shares)................          24,947               --
  Less cost of repurchase of shares
    Class A (1,023,915 and 696,664
     shares)............................     (33,115,734)     (17,143,294)
    Class B (7,394 and 177 shares)......        (238,700)          (4,692)
    Class C (3,288 and 35 shares).......        (108,889)            (959)
    Class H (14,364 and 5,220 shares)...        (480,500)        (140,589)
                                          --------------   --------------
NET INCREASE IN NET ASSETS FROM SHARE
TRANSACTIONS............................      21,495,242        2,702,781
                                          --------------   --------------
TOTAL INCREASE IN NET ASSETS............      35,309,455       25,749,932
NET ASSETS:
  Beginning of period...................      94,101,636       68,351,704
                                          --------------   --------------
  End of period.........................  $  129,411,091   $   94,101,636
                                          --------------   --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS STOCK FUNDS

Notes to Financial Statements

--------------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: The funds are open-end, diversified management investment companies, each of which has different investment objectives and their own investment portfolios and net asset values. Asset Allocation and Capital Appreciation Portfolios are series of Fortis Advantage Portfolios, Inc. ("Fortis Advantage"), Fortis Value Fund, Fortis Growth & Income Fund and Fortis Capital Fund are funds of Fortis Equity Portfolios, Inc. ("Fortis Equity"). Fortis Fiduciary Fund, Inc. ("Fiduciary Fund") and Fortis Growth Fund, Inc. ("Growth Fund") are single portfolio funds. The investment objectives of each portfolio are as follows:

   - The objectives of the Fortis Asset Allocation Portfolio is maximum total return on invested capital, to be derived mainly from capital appreciation, dividends and interest.

   - The objective of Fortis Value Fund is short and long-term capital appreciation. Current income is only a secondary objective. The portfolio invests primarily in equity securities and selects stocks based on the "value" philosophy.

   - The objective of the Fortis Growth & Income Fund is capital appreciation and current income. The fund invests primarily in equity securities that provide an income component.

   - The objective of the Fortis Capital Fund is short and long-term capital appreciation. Current income is only a secondary objective.

   - The objective of the Fortis Fiduciary Fund is short and long-term capital appreciation. Current income is only a secondary objective.

   - The objective of Fortis Growth Fund is short and long-term capital appreciation. Current income is only a secondary objective.

   - The objective of Capital Appreciation Portfolio is maximum long-term capital appreciation. Dividend and interest income from investments, if any, is incidental.

   The Articles of Incorporation of Fortis Advantage and Fortis Equity permits the Board of Directors to create additional portfolios in the future.

   The Advantage Portfolios, Equity Portfolios, Fortis Growth Fund and Fortis Fiduciary Fund offer Class A, Class B, Class C and Class H shares. Fortis Growth Fund also offers Class Z shares.

   The Advantage Portfolios, Fortis Capital Fund, Fortis Growth Fund and Fortis Fiduciary Fund began to issue multiple class shares effective November 14, 1994. The inception of Fortis Value Fund and Fortis Growth & Income Fund was December 15, 1995, and the commencement of operations was January 2, 1996. Class A shares are sold with a front-end sales charge. Class B and H shares are sold without a front-end sales charge and may be subject to a contingent deferred sales charge for six years, and such shares automatically convert to Class A after eight years. Class C shares are sold without a front-end sales charge and may be subject to contingent deferred sales charge for one year. Class Z shares are sold without a front-end sales charge, without a contingent deferred sales charge and has no distribution fees. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that the level of distribution fees charged differs between classes. Income, expenses (other than expenses incurred under each class's distribution agreement) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

   The significant accounting policies followed by the Funds are summarized as follows:

   SECURITY VALUATION: Investments in securities traded on a national securities exchange or on the NASDAQ National Market System are valued at the last reported sales price. Securities for which over-the-counter market quotations are readily available are valued on the basis of the last current bid price. When market quotations are not readily available, or when restricted or illiquid securities or other assets are being valued, such securities or other assets are valued at fair value as determined in good faith by management under supervision of the Board of Directors. However, debt securities may be valued on the basis of valuations furnished by a pricing service which utilizes electronic data processing techniques to determine valuations for normal institutional-size trading units of debt securities when such valuations are believed to more accurately reflect the fair market value of such securities. Short-term investments, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost.

   SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized security gains and losses are determined using the identified cost method. The Advantage Asset Allocation Portfolio amortizes original issue discount, long term bond premium and market discount.

   For the period ended August 31, 1996, the cost of purchases and proceeds from sales of securities (other than short-term securities) were as follows:

                                                    Cost of          Proceeds
                                                   Purchases        from Sales
--------------------------------------------------------------------------------
Asset Allocation Portfolio...................    $ 143,204,992     $ 127,907,633
Fortis Value Fund............................       13,322,763         2,996,632
Fortis Growth & Income Fund..................        4,200,429           112,757
Fortis Capital Fund..........................       67,921,819       109,475,217
Fortis Fiduciary Fund........................       21,407,269        17,159,665
Fortis Growth Fund...........................      247,047,635       244,334,956
Capital Appreciation Portfolio...............       43,704,826        34,932,187

   LENDING OF PORTFOLIO SECURITIES: At August 31, 1996, securities were on loan to brokers from the Funds. For collateral, the Fund's custodian received cash which is maintained in a separate account and invested by the custodian in short-term investment vehicles. The risks to the Funds in security lending transactions are that the borrower may not provide additional collateral when required or return the securities when due and that the proceeds from the sale of investments made with cash collateral received will be less than amounts required to be returned to the borrowers. Value of securities on loan at August 31, 1996 and fee income from securities lending was as follows for the year ended August 31, 1996:

                                                                                  Fee Income
                                                                                 For the Year
                                                                                     Ended
                                                  Securities                      August 31,
                                                   On Loan         Collateral        1996
----------------------------------------------------------------------------------------------
Asset Allocation Portfolio...................    $ 30,589,127     $ 31,879,970      $26,954
Fortis Capital Fund..........................      63,709,159       66,110,128       80,614
Fortis Fiduciary Fund........................      19,116,670       19,806,823       15,597
Capital Appreciation Portfolio...............      41,597,199       43,026,604       88,459

FORTIS STOCK FUNDS

--------------------------------------------------------------------------------

   INCOME TAXES: The portfolios intend to qualify, under the Internal Revenue Code, as regulated investment companies and if so qualified, will not have to pay federal income taxes to the extent their taxable net income is distributed. For tax purposes, each portfolio is a single taxable entity.

   On a calendar year basis, each portfolio intends to distribute substantially all of its net investment income and realized gains, if any, to avoid payment of federal excise taxes.

   Net investment income and net realized gains differ for financial statement and tax purposes primarily because of market discount recognition policies and wash sale transactions. The character of distributions made during the year from net investment income or net realized gains may, therefore, differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the fund.
   On the Statements of Assets and Liabilities, due to permanent book-to-tax differences related to net operating losses, accumulated net investment loss has been decreased, resulting in a net reclassification adjustment to reduce paid-in-capital by the following: Fiduciary Fund $76,203; Growth Fund $2,359,335 and Capital Appreciation Portfolio $1,106,060.

   DEFERRED COSTS: Registration costs are deferred and charged to income over the registration period.

   INCOME AND CAPITAL GAINS DISTRIBUTIONS: It is the policy of Asset Allocation Portfolio and Fortis Growth & Income Fund to pay quarterly distributions from net investment income; Capital Appreciation Portfolio, Fortis Value Fund, Fortis Capital Fund, Fortis Fiduciary Fund and Fortis Growth Fund to pay annual distributions from net investment income. Distributions of net realized capital gains, if any, are made annually by each Fund. The distributions are recorded on the record date and are payable in cash or reinvested in additional shares of the portfolio at net asset value without any charge to the shareholder.

   ILLIQUID SECURITIES: At August 31, 1996, investments in securities for the Asset Allocation Portfolio included issues that are illiquid. The fund currently limits investments in illiquid securities to 15% of net asset, at market value, at the date of purchase. The aggregate value of such securities at August 31, 1996, was $4,032,981 which represents 2.61% of net assets. Pursuant to guidelines adopted by the Board of Directors, certain unregistered securities may be determined to be liquid and are not included within the percent limitations specified above.

   USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. PAYMENTS TO RELATED PARTIES: Fortis Advisers, Inc., (Advisers), is the investment adviser for each Fund. Investment advisory and management fees are computed for Fortis Asset Allocation Portfolio, Fortis Value Fund, Fortis Growth & Income Fund, Fortis Capital Fund, Fortis Fiduciary Fund, Fortis Growth Fund, Fortis Capital Appreciation Portfolio at an annual rate of 1% of the first $100 million of average daily net assets, .80% for the next $150 million, and .70% for average daily net assets over $250 million of each portfolio.

   In addition to the investment advisory and management fee, Classes A, B, C, and H pay Fortis Investors, Inc. (the funds' principal underwriter) distribution fees equal to .45% of average daily net assets for Class A for each of Asset Allocation and Capital Appreciation Portfolios and .25% of average daily net assets for Class A for each of Value Fund, Growth & Income Fund, Capital Fund, Fiduciary Fund, and Growth Fund and 1.00% of average daily net assets for Classes B, C, and H for each fund on an annual basis, to be used to compensate those who sell shares of the fund and to pay certain other expenses of selling fund shares. Fortis Investors, Inc. also received sales charges (paid by purchasers or redeemers of the funds' shares) as follows:

                                                   Class A       Class B     Class C     Class H
-------------------------------------------------------------------------------------------------
Asset Allocation Portfolio...................    $   536,641     $2,188      $1,814      $ 18,436
Value Fund...................................         56,981        920           7           161
Growth & Income Fund.........................         56,528          9         140           156
Capital Fund.................................        479,520      1,890         232         6,563
Fiduciary Fund...............................        175,842        129         228         3,738
Growth Fund..................................      1,677,817      3,536         474        34,947
Capital Appreciation Portfolio...............        563,786      3,016         344         5,347

   For the year ended August 31, 1996, legal fees and expenses were paid as follows to a law firm of which the secretary of the fund is a partner:

                                                 Amount
--------------------------------------------------------
Asset Allocation Portfolio...................    $5,500
Value Fund...................................     7,843
Growth & Income Fund.........................     6,723
Capital Fund.................................    15,400
Fiduciary Fund...............................     7,397
Growth Fund..................................    53,000
Capital Appreciation Portfolio...............     3,637

3. CHANGE IN ACCOUNTING PERIOD: Effective August 31, 1995, Fortis Asset Allocation and Capital Appreciation Portfolios changed their fiscal accounting and tax year-end to August 31 (previously October 31).

4. FUND MERGER: Effective with the close of business on March 1, 1996 the Special Portfolios, Inc. -- Stock Portfolio was merged into Fortis Growth Fund as Class Z. The merger was approved by the shareholders of the Stock Portfolio on February 9, 1996. Fortis Growth Fund is the surviving entity for financial reporting and income tax purposes. The merger was accomplished by a tax-free exchange of; net assets of Stock Portfolio on March 1, 1996, of $95,284,425; Stock Portfolio shares exchanged of 2,526,771 with shares issued by Fortis Growth Z of 3,014,406; Stock Portfolio's net assets at March 1, 1996 included unrealized appreciation of $35,128,823 and capital stock of $60,155,602. There were no net assets of Fortis Growth Fund -- Class Z prior to this merger.

--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS Selected per share historical data for each of the Portfolios was as follows:

                                                                     Class A
                                           ------------------------------------------------------------
                                            Year Ended August 31           Year Ended October 31
                                           ----------------------    ----------------------------------
ASSET ALLOCATION PORTFOLIO                   1996        1995**        1994         1993         1992
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $   16.52    $   14.44    $   15.43    $   14.00    $  13.34
                                           ---------    ---------    ---------    ---------    --------
Operations:
  Investment income - net...............         .47          .43          .37          .42         .53
  Net realized and unrealized gain
    (loss) on investments...............         .29         2.14         (.31)        1.52         .96
                                           ---------    ---------    ---------    ---------    --------
Total from operations...................         .76         2.57          .06         1.94        1.49
                                           ---------    ---------    ---------    ---------    --------
Distributions to shareholders:
  From investment income - net..........        (.47)        (.40)        (.33)        (.51)       (.82)
  From net realized gains...............        (.32)        (.09)        (.72)          --          --
  Excess distributions of net realized
    gains...............................        (.01)          --           --           --        (.01)
                                           ---------    ---------    ---------    ---------    --------
Total distributions to shareholders.....        (.80)        (.49)       (1.05)        (.51)       (.83)
                                           ---------    ---------    ---------    ---------    --------
Net asset value, end of period..........   $   16.48    $   16.52    $   14.44    $   15.43    $  14.00
                                           ---------    ---------    ---------    ---------    --------
Total return @..........................        4.73%       18.25%         .48%       14.20%      11.55%
Net assets end of period (000s
  omitted)..............................   $ 136,656    $ 132,939    $ 119,395    $ 108,488    $ 89,674
Ratio of expenses to average daily net
  assets................................        1.50%        1.57%*       1.55%        1.58%       1.58%
Ratio of net investment income to
  average daily net assets..............        2.85%        3.31%*       2.60%        2.90%       4.05%
Portfolio turnover rate.................          89%          94%          94%         103%         45%
Average commission rate paid{.:}........   $  0.0743           --           --           --          --

*    Annualized.
**   Ten-month period ended August 31, 1995.
@ These are the total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustments for sales charge.
+ For the period From November 14, 1994 (initial offering of shares) to August 31, 1995
{.:} In accordance with rules adopted by the Securities and Exchange
     Commission, disclosure of average commission rate paid is required beginning with fiscal year 1996. The amount represents total brokerage commission paid on applicable purchases and sales of securities for the period, divided by the total number of related shares purchased and sold.

                                                 Class B                Class C                Class H
                                           -------------------    -------------------    -------------------
                                                                 Year Ended August 31
                                           -----------------------------------------------------------------
ASSET ALLOCATION PORTFOLIO                   1996       1995+       1996       1995+       1996       1995+
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $  16.46    $ 14.27    $  16.41    $ 14.27    $  16.44    $ 14.27
                                           --------    -------    --------    -------    --------    -------
Operations:
  Investment income - net...............        .37        .39         .37        .39         .38        .39
  Net realized and unrealized gain
    (loss) on investments...............        .29       2.26         .29       2.21         .29       2.24
                                           --------    -------    --------    -------    --------    -------
Total from operations...................        .66       2.65         .66       2.60         .67       2.63
                                           --------    -------    --------    -------    --------    -------
Distributions to shareholders:
  From investment income - net..........       (.39)      (.37)       (.39)      (.37)       (.39)      (.37)
  From net realized gains...............       (.32)      (.09)       (.32)      (.09)       (.32)      (.09)
  Excess distributions of net realized
    gains...............................       (.01)        --        (.01)        --        (.01)        --
                                           --------    -------    --------    -------    --------    -------
Total distributions to shareholders.....       (.72)      (.46)       (.72)      (.46)       (.72)      (.46)
                                           --------    -------    --------    -------    --------    -------
Net asset value, end of period..........   $  16.40    $ 16.46    $  16.35    $ 16.41    $  16.39    $ 16.44
                                           --------    -------    --------    -------    --------    -------
Total return @..........................       4.12%     19.00%       4.13%     18.64%       4.19%     18.86%
Net assets end of period (000s
  omitted)..............................   $  4,411    $   692    $  2,641    $   777    $ 10,904    $ 4,676
Ratio of expenses to average daily net
  assets................................       2.05%      2.12%*      2.05%      2.12%*      2.05%      2.12%*
Ratio of net investment income to
  average daily net assets..............       2.34%      2.51%*      2.33%      2.52%*      2.32%      2.54%*
Portfolio turnover rate.................         89%        94%         89%        94%         89%        94%
Average commission rate paid{.:}........   $ 0.0743         --    $ 0.0743         --    $ 0.0743         --

*    Annualized.
**   Ten-month period ended August 31, 1995.
@ These are the total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustments for sales charge.
+ For the period From November 14, 1994 (initial offering of shares) to August 31, 1995
{.:} In accordance with rules adopted by the Securities and Exchange
     Commission, disclosure of average commission rate paid is required beginning with fiscal year 1996. The amount represents total brokerage commission paid on applicable purchases and sales of securities for the period, divided by the total number of related shares purchased and sold.

FORTIS STOCK FUNDS

--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (continued):
                                           CLASS A     CLASS B     CLASS C     CLASS H
                                           --------    --------    --------    --------
                                                       YEAR ENDED AUGUST 31
                                           --------------------------------------------
VALUE FUND                                  1996**      1996**      1996**      1996**
---------------------------------------------------------------------------------------
Net asset value, beginning of period....   $  10.00    $  10.00    $  10.00    $  10.00
                                           --------    --------    --------    --------
Operations:
  Investment income (loss) - net........        .05          --          --          --
  Net realized and unrealized gain
    (loss) on investments...............        .70         .70         .70         .70
                                           --------    --------    --------    --------
Total from operations...................        .75         .70         .70         .70
                                           --------    --------    --------    --------
Distributions to shareholders...........         --          --          --          --
                                           --------    --------    --------    --------
Net asset value, end of period..........   $  10.75    $  10.70    $  10.70    $  10.70
                                           --------    --------    --------    --------
Total return @..........................       7.50%       7.00%       7.00%       7.00%
Net assets end of period (000s
  omitted)..............................   $  9,847    $    642    $    223    $  1,605
Ratio of expenses to average daily net
  assets................................       1.65%*      2.40%*      2.40%*      2.40%*
Ratio of net investment income to
  average daily net assets..............        .75%*       .00%*       .00%*       .00%*
Portfolio turnover rate.................         41%         41%         41%         41%
Average commission rate paid {.:}.......   $ 0.0521    $ 0.0521    $ 0.0521    $ 0.0521

                                           CLASS A     CLASS B     CLASS C     CLASS H
                                           --------    --------    --------    --------
                                                       YEAR ENDED AUGUST 31
                                           --------------------------------------------
GROWTH & INCOME FUND                        1996**      1996**      1996**      1996**
---------------------------------------------------------------------------------------
Net asset value, beginning of period....   $  10.00    $  10.00    $  10.00    $  10.00
                                           --------    --------    --------    --------
Operations:
  Investment income - net...............        .07         .02         .03         .03
  Net realized and unrealized gain
    (loss) on investments...............        .34         .34         .34         .34
                                           --------    --------    --------    --------
Total from operations...................        .41         .36         .37         .37
                                           --------    --------    --------    --------
Distributions to shareholders:
  From investment income - net..........       (.06)       (.04)       (.04)       (.04)
                                           --------    --------    --------    --------
Total distributions to shareholders.....       (.06)       (.04)       (.04)       (.04)
                                           --------    --------    --------    --------
Net asset value, end of period..........   $  10.35    $  10.32    $  10.33    $  10.33
                                           --------    --------    --------    --------
Total return @..........................       4.11%       3.55%       3.65%       3.65%
Net assets end of period (000s
  omitted)..............................   $  3,117    $    508    $    302    $  1,286
Ratio of expenses to average daily net
  assets................................       2.33%*      3.08%*      3.08%*      3.08%*
Ratio of net investment income to
  average daily net assets..............       1.16%*       .35%*       .54%*       .44%*
Portfolio turnover rate.................          5%          5%          5%          5%
Average commission rate paid {.:}.......   $ 0.0597    $ 0.0597    $ 0.0597    $ 0.0597

*    Annualized.
** For the period from January 2, 1996 (commemcement of operations) to August 31, 1996.
@ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions without adjustments for sales charge.
{.:} In accordance with rules adopted by the Securities and Exchange
     Commission, disclosure of average commission rate paid is required beginning with fiscal year 1996. The amount represents total brokerage commission paid on applicable purchases and sales of securities for the period, divided by the total number of related shares purchased and sold.

--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (continued):
                                                                      Class A
                                           -------------------------------------------------------------
                                                               Year Ended August 31
                                           -------------------------------------------------------------
CAPITAL FUND                                 1996         1995         1994         1993         1992
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $   21.22    $   18.36    $   18.12    $   17.86    $   16.50
                                           ---------    ---------    ---------    ---------    ---------
Operations:
  Investment income - net...............         .04          .08          .07          .14          .13
  Net realized and unrealized gain
    (loss) on investments...............         .67         3.62         1.73         1.25         1.63
                                           ---------    ---------    ---------    ---------    ---------
Total from operations...................         .71         3.70         1.80         1.39         1.76
                                           ---------    ---------    ---------    ---------    ---------
Distributions to shareholders:
  From investment income - net..........        (.04)        (.08)        (.12)        (.09)        (.11)
  From net realized gains...............          --         (.76)       (1.44)       (1.04)        (.29)
                                           ---------    ---------    ---------    ---------    ---------
Total distributions to shareholders.....        (.04)        (.84)       (1.56)       (1.13)        (.40)
                                           ---------    ---------    ---------    ---------    ---------
Net asset value, end of period..........   $   21.89    $   21.22    $   18.36    $   18.12    $   17.86
                                           ---------    ---------    ---------    ---------    ---------
Total return @..........................        3.36%       21.49%       10.56%        7.88%       10.77%
Net assets end of period (000s
  omitted)..............................   $ 277,587    $ 291,263    $ 245,776    $ 246,369    $ 223,865
Ratio of expenses to average daily net
  assets................................        1.21%        1.24%        1.21%        1.22%        1.23%
Ratio of net investment income to
  average daily net assets..............         .17%         .42%         .41%         .77%         .72%
Portfolio turnover rate.................          28%          14%          41%          68%          18%
Average commission rate paid{.:}........   $  0.0718           --           --           --           --

*    Annualized.
@ These are the total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustments for sales charge.
+ For the period From November 14, 1994 (initial offering of shares) to August 31, 1995.
{.:} In accordance with rules adopted by the Securities and Exchange
     Commission, disclosure of average commission rate paid is required beginning with fiscal year 1996. The amount represents total brokerage commission paid on applicable purchases and sales of securities for the period, divided by the total number of related shares purchased and sold.

                                                 Class B                 Class C                 Class H
                                           --------------------    --------------------    --------------------
                                                                   Year Ended August 31
                                           --------------------------------------------------------------------
CAPITAL FUND                                 1996       1995+        1996       1995+        1996       1995+
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $  21.14    $  18.35    $  21.13    $  18.35    $  21.14    $  18.35
                                           --------    --------    --------    --------    --------    --------
Operations:
  Investment loss - net.................       (.12)         --        (.12)         --        (.12)
  Net realized and unrealized gain
    (loss) on investments...............        .67        3.58         .67        3.57         .67        3.58
                                           --------    --------    --------    --------    --------    --------
Total from operations...................        .55        3.58         .55        3.57         .55        3.58
                                           --------    --------    --------    --------    --------    --------
Distributions to shareholders:
  From investment income - net..........         --        (.03)         --        (.03)         --        (.03)
  From net realized gains...............         --        (.76)         --        (.76)         --        (.76)
                                           --------    --------    --------    --------    --------    --------
Total distributions to shareholders.....         --        (.79)         --        (.79)         --        (.79)
                                           --------    --------    --------    --------    --------    --------
Net asset value, end of period..........   $  21.69    $  21.14    $  21.68    $  21.13    $  21.69    $  21.14
                                           --------    --------    --------    --------    --------    --------
Total return @..........................       2.60%      20.74%       2.60%      20.68%       2.60%      20.74%
Net assets end of period (000s
  omitted)..............................   $  4,097    $  1,527    $    824    $    344    $  8,052    $  4,052
Ratio of expenses to average daily net
  assets................................       1.96%       1.99%*      1.96%       1.99%*      1.96%       1.99%*
Ratio of net investment loss to average
  daily net assets......................       (.60%)      (.36%)*     (.60%)      (.36%)*     (.60%)      (.37%)*
Portfolio turnover rate.................         28%         14%         28%         14%         28%         14%
Average commission rate paid{.:}........   $ 0.0718          --    $ 0.0718          --    $ 0.0718          --

*    Annualized.
@ These are the total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustments for sales charge.
+ For the period From November 14, 1994 (initial offering of shares) to August 31, 1995.
{.:} In accordance with rules adopted by the Securities and Exchange
     Commission, disclosure of average commission rate paid is required beginning with fiscal year 1996. The amount represents total brokerage commission paid on applicable purchases and sales of securities for the period, divided by the total number of related shares purchased and sold.

FORTIS STOCK FUNDS

--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (continued):
                                                                   Class A
                                           --------------------------------------------------------
                                                             Year Ended August 31
                                           --------------------------------------------------------
FIDUCIARY FUND                               1996        1995        1994        1993        1992
---------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $  35.54    $  30.23    $  30.07    $  28.74    $  26.77
                                           --------    --------    --------    --------    --------
Operations:
  Investment income (loss) - net........       (.03)       (.16)       (.14)       (.09)        .04
  Net realized and unrealized gain
    (loss) on investments...............       1.50        6.68        2.99        3.11        2.68
                                           --------    --------    --------    --------    --------
Total from operations...................       1.47        6.52        2.85        3.02        2.72
                                           --------    --------    --------    --------    --------
Distributions to shareholders:
  From investment income - net..........         --          --          --          --        (.11)
  From net realized gains...............       (.26)       1.21       (2.69)      (1.69)       (.64)
                                           --------    --------    --------    --------    --------
Total distributions to shareholders.....       (.26)       1.21       (2.69)      (1.69)       (.75)
                                           --------    --------    --------    --------    --------
Net asset value, end of period..........   $  36.75    $  35.54    $  30.23    $  30.07    $  28.74
                                           --------    --------    --------    --------    --------
Total return @..........................       4.18%      22.71%      10.17%      10.58%      10.28%
Net assets end of period (000s
  omitted)..............................   $ 65,641    $ 63,195    $ 48,833    $ 47,543    $ 43,504
Ratio of expenses to average daily net
  assets................................       1.42%       1.62%       1.45%       1.45%       1.47%
Ratio of net investment income (loss) to
  average daily net assets..............       (.07%)      (.53%)      (.45%)      (.31%)       .14%
Portfolio turnover rate.................         30%         12%         25%         53%         26%
Average commission rate paid{.:}........   $ 0.0715          --          --          --          --

*    Annualized.
@ These are the total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustments for sales charge.
+ For the period From November 14, 1994 (initial offering of shares) to August 31, 1995
{.:} In accordance with rules adopted by the Securities and Exchange
     Commission, disclosure of average commission rate paid is required beginning with fiscal year 1996. The amount represents total brokerage commission paid on applicable purchases and sales of securities for the period, divided by the total number of related shares purchased and sold.

                                                 Class B                Class C                Class H
                                           -------------------    -------------------    -------------------
                                                                 Year Ended August 31
                                           -----------------------------------------------------------------
FIDUCIARY FUND                               1996       1995+       1996       1995+       1996       1995+
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $  35.35    $ 30.15    $  35.40    $ 30.15    $  35.35    $ 30.15
                                           --------    -------    --------    -------    --------    -------
Operations:
  Investment loss - net.................       (.33)      (.13)       (.32)      (.12)       (.33)      (.17)
  Net realized and unrealized gain
    (loss) on investments...............       1.50       6.54        1.50       6.58        1.50       6.58
                                           --------    -------    --------    -------    --------    -------
Total from operations...................       1.17       6.41        1.18       6.46        1.17       6.41
                                           --------    -------    --------    -------    --------    -------
Distributions to shareholders:
  From net realized gains...............       (.26)     (1.21)       (.26)     (1.21)       (.26)     (1.21)
                                           --------    -------    --------    -------    --------    -------
Total distributions to shareholders.....       (.26)     (1.21)       (.26)     (1.21)       (.26)     (1.21)
                                           --------    -------    --------    -------    --------    -------
Net asset value, end of period..........   $  36.26    $ 35.35    $  36.32    $ 35.40    $  36.26    $ 35.35
                                           --------    -------    --------    -------    --------    -------
Total return @..........................       3.35%     22.38%       3.38%     22.55%       3.35%     22.38%
Net assets end of period (000s
  omitted)..............................   $  1,360    $   473    $    491    $   272    $  3,164    $ 1,481
Ratio of expenses to average daily net
  assets................................       2.17%      2.37%*      2.17%      2.37%*      2.17%      2.37%*
Ratio of net investment loss to average
  daily net assets......................       (.78%)    (1.31%)*     (.82%)    (1.31%)*     (.80%)    (1.29%)*
Portfolio turnover rate.................         30%        12%         30%        12%         30%        12%
Average commission rate paid{.:}........   $ 0.0715         --    $ 0.0715         --    $ 0.0715         --

*    Annualized.
@ These are the total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustments for sales charge.
+ For the period From November 14, 1994 (initial offering of shares) to August 31, 1995
{.:} In accordance with rules adopted by the Securities and Exchange
     Commission, disclosure of average commission rate paid is required beginning with fiscal year 1996. The amount represents total brokerage commission paid on applicable purchases and sales of securities for the period, divided by the total number of related shares purchased and sold.

--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (continued):
                                                                       Class A
                                           ---------------------------------------------------------------
                                                                Year Ended August 31
                                           ---------------------------------------------------------------
GROWTH FUND                                  1996         1995          1994          1993         1992
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $   32.66    $   26.25    $     29.09    $   24.31    $   24.40
                                           ---------    ---------    -----------    ---------    ---------
Operations:
  Investment income (loss) - net........        (.11)        (.04)          (.10)        (.06)         .05
  Net realized and unrealized gain
    (loss) on investments...............        1.30         6.95           (.88)        5.52         1.16
                                           ---------    ---------    -----------    ---------    ---------
Total from operations...................        1.19         6.91           (.98)        5.46         1.21
                                           ---------    ---------    -----------    ---------    ---------
Distributions to shareholders:
  From investment income - net..........          --           --             --         (.04)        (.02)
  From net realized gains...............       (1.71)        (.50)         (1.86)        (.64)       (1.28)
                                           ---------    ---------    -----------    ---------    ---------
Total distributions to shareholders.....       (1.71)        (.50)         (1.86)        (.68)       (1.30)
                                           ---------    ---------    -----------    ---------    ---------
Net asset value, end of period..........   $   32.14    $   32.66    $     26.25    $   29.09    $   24.31
                                           ---------    ---------    -----------    ---------    ---------
Total return @..........................        4.09%       26.92%         (3.77%)      22.69%        4.72%
Net assets end of period (000s
  omitted)..............................   $ 641,061    $ 670,753    $   558,589    $ 585,117    $ 473,258
Ratio of expenses to average daily net
  assets................................        1.09%        1.13%          1.09%        1.10%        1.13%
Ratio of net investment income (loss) to
  average daily net assets..............        (.33%)       (.13%)         (.36%)       (.20%)        .24%
Portfolio turnover rate.................          32%          27%            23%          49%          33%
Average commission rate paid{.:}........   $  0.0709           --             --           --           --

@ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions without adjustments for sales charge.
*    Annualized.
** For the period from November 14, 1994 (initial offering of shares) to August 31, 1995.
*** For the period from March 1,1996 (commencement of operations) to August 31, 1996.
{.:} In accordance with rules adopted by the Securities and Exchange
     Commission, disclosure of average commission rate paid is required beginning with fiscal year 1996. The amount represents total brokerage commission paid on applicable purchases and sales of securities for the period, divided by the total number of related shares purchased and sold.

                                                 CLASS B                CLASS C                CLASS H          CLASS Z
                                           -------------------    -------------------    -------------------    --------
                                                                       YEAR ENDED AUGUST 31
                                           -----------------------------------------------------------------------------
GROWTH FUND                                  1996      1995**       1996      1995**       1996      1995**     1996***
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $  32.48    $25.85     $  32.49    $25.85     $  32.49    $25.85     $ 31.61
                                           --------    -------    --------    -------    --------    -------    --------
Operations:
  Investment loss - net.................       (.32)     (.13)        (.33)     (.10)        (.33)     (.11)         --
  Net realized and unrealized gain
    (loss) on investments...............       1.30      7.26         1.30      7.24         1.30      7.25         .57
                                           --------    -------    --------    -------    --------    -------    --------
Total from operations...................        .98      7.13          .97      7.14          .97      7.14         .57
                                           --------    -------    --------    -------    --------    -------    --------
Distributions to shareholders:
  From net realized gains...............      (1.71)     (.50)       (1.71)     (.50)       (1.71)     (.50)         --
                                           --------    -------    --------    -------    --------    -------    --------
Total distributions to shareholders.....      (1.71)     (.50)       (1.71)     (.50)       (1.71)     (.50)         --
                                           --------    -------    --------    -------    --------    -------    --------
Net asset value, end of period..........   $  31.75    $32.48     $  31.75    $32.49     $  31.75    $32.49     $ 32.18
                                           --------    -------    --------    -------    --------    -------    --------
Total return @..........................       3.45%    28.17%        3.41%    28.21%        3.41%    28.21%       1.80%
Net assets end of period (000s
  omitted)..............................   $  6,710    $2,179     $  1,077    $  264     $ 21,176    $6,867     $93,006
Ratio of expenses to average daily net
  assets................................       1.84%     1.88%*       1.84%     1.88%*       1.84%     1.88%*       .84%*
Ratio of net investment income (loss) to
  average daily net assets..............      (1.07%)   (1.09%)*     (1.07%)   (1.10%)*     (1.07%)   (1.10%)*      .01%*
Portfolio turnover rate.................         32%       27%          32%       27%          32%       27%         32%
Average commission rate paid{.:}........   $ 0.0709        --     $ 0.0709        --     $ 0.0709        --     $0.0709

@ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions without adjustments for sales charge.
*    Annualized.
** For the period from November 14, 1994 (initial offering of shares) to August 31, 1995.
*** For the period from March 1,1996 (commencement of operations) to August 31, 1996.
{.:} In accordance with rules adopted by the Securities and Exchange
     Commission, disclosure of average commission rate paid is required beginning with fiscal year 1996. The amount represents total brokerage commission paid on applicable purchases and sales of securities for the period, divided by the total number of related shares purchased and sold.

FORTIS STOCK FUNDS

--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (continued):
                                                                    Class A
                                           ----------------------------------------------------------
                                            Year Ended August 31          Year Ended October 31
                                           ----------------------    --------------------------------
CAPITAL APPRECIATION PORTFOLIO               1996         1995+        1994        1993        1992
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $   30.67    $   23.05    $  27.38    $  19.85    $  19.80
                                           ---------    ---------    --------    --------    --------
Operations:
  Investment loss - net.................        (.29)        (.17)       (.12)       (.30)       (.17)
  Net realized and unrealized gain
    (loss) on investments...............        4.61         7.79       (2.45)       7.83         .22
                                           ---------    ---------    --------    --------    --------
Total from operations...................        4.32         7.62       (2.57)       7.53         .05
                                           ---------    ---------    --------    --------    --------
Distributions to shareholders:
  From net realized gains...............        (.23)          --       (1.76)         --          --
                                           ---------    ---------    --------    --------    --------
Total distributions to shareholders.....        (.23)          --       (1.76)         --          --
                                           ---------    ---------    --------    --------    --------
Net asset value, end of period..........   $   34.76    $   30.67    $  23.05    $  27.38    $  19.85
                                           ---------    ---------    --------    --------    --------
Total return @..........................       14.21%       33.06%      (9.56%)     37.93%        .25%
Net assets end of period (000s
  omitted)..............................   $ 114,310    $  90,918    $ 68,352    $ 58,434    $ 43,207
Ratio of expenses to average daily net
  assets................................        1.56%        1.69%*      1.62%       1.62%       1.68%
Ratio of net investment loss to average
  daily net assets......................        (.96%)       (.82%)*     (.61%)     (1.23%)      (.88%)
Portfolio turnover rate.................          34%          21%         36%         60%         43%
Average commission rate paid{.:}........   $  0.0691           --          --          --          --

*    Annualized.
** For the period from November 14, 1994 (initial offering of shares) to August 31, 1995.
@ These are the total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustments for sales charge.
+    Ten-month period ended August 31, 1995.
{.:} In accordance with rules adopted by the Securities and Exchange
     Commission, disclosure of average commission rate paid is required beginning with fiscal year 1996. The amount represents total brokerage commission paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased and sold.

                                                 Class B                Class C                Class H
                                           -------------------    -------------------    -------------------
                                                                 Year Ended August 31
                                           -----------------------------------------------------------------
CAPITAL APPRECIATION PORTFOLIO               1996      1995**       1996      1995**       1996      1995**
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $  30.57    $22.45     $  30.58    $22.45     $  30.58    $22.45
                                           --------    -------    --------    -------    --------    -------
Operations:
  Investment loss - net.................       (.49)     (.35)        (.48)     (.36)        (.48)     (.36)
  Net realized and unrealized gain
    (loss) on investments...............       4.61      8.47         4.61      8.49         4.61      8.49
                                           --------    -------    --------    -------    --------    -------
Total from operations...................       4.12      8.12         4.13      8.13         4.13      8.13
                                           --------    -------    --------    -------    --------    -------
Distributions to shareholders:
  From net realized gains...............       (.23)       --         (.23)       --         (.23)       --
                                           --------    -------    --------    -------    --------    -------
Total distributions to shareholders.....       (.23)       --         (.23)       --         (.23)       --
                                           --------    -------    --------    -------    --------    -------
Net asset value, end of period..........   $  34.46    $30.57     $  34.48    $30.58     $  34.48    $30.58
                                           --------    -------    --------    -------    --------    -------
Total return @..........................      13.60%    36.17%       13.62%    36.21%       13.62%    36.21%
Net assets end of period (000s
  omitted)..............................   $  4,522    $  841     $  1,004    $  227     $  9,575    $2,115
Ratio of expenses to average daily net
  assets................................       2.11%     2.24%*       2.11%     2.24%*       2.11%     2.24%*
Ratio of net investment loss to average
  daily net assets......................      (1.47%)   (1.61%)*     (1.46%)   (1.62%)*     (1.46%)   (1.62%)*
Portfolio turnover rate.................         34%       21%          34%       21%          34%       21%
Average commission rate paid{.:}........   $ 0.0691        --     $ 0.0691        --     $ 0.0691        --

*    Annualized.
** For the period from November 14, 1994 (initial offering of shares) to August 31, 1995.
@ These are the total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustments for sales charge.
+    Ten-month period ended August 31, 1995.
{.:} In accordance with rules adopted by the Securities and Exchange
     Commission, disclosure of average commission rate paid is required beginning with fiscal year 1996. The amount represents total brokerage commission paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased and sold.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders

Fortis Advantage Portfolios, Inc.

Fortis Equity Portfolios, Inc.

Fortis Fiduciary Fund, Inc.

Fortis Growth Fund, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments in securities, of Fortis Asset Allocation Portfolio and Fortis Capital Appreciation Portfolio (portfolios within Fortis Advantage Portfolios, Inc.), Fortis Capital Fund, Fortis Value Fund, and Fortis Growth & Income Fund (portfolios within Fortis Equity Portfolios, Inc.), Fortis Fiduciary Fund, Inc., and Fortis Growth Fund, Inc. as of August 31, 1996 and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods presented. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. As to securities purchased and sold but not received or delivered, we request confirmations from brokers, and where replies are not received, we carry out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of Fortis Asset Allocation Portfolio, Fortis Capital Appreciation Portfolio, Fortis Capital Fund, Fortis Value Fund, Fortis Growth & Income Fund, Fortis Fiduciary Fund, Inc., and Fortis Growth Fund, Inc. as of August 31, 1996 and the results of their operations, changes in their net assets and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

KPMG Peat Marwick LLP

Minneapolis, Minnesota
October 7, 1996

FEDERAL INCOME TAX INFORMATION

The information set forth below is for the fund's fiscal year as required by federal tax law. Shareholders, however, must report distributions on a calendar year basis for income tax purposes which may include distributions for portions of two fiscal years of the fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in early 1997. Shareholders may wish to consult a tax advisor on how to report distributions for state and local purposes.

Fortis Asset Allocation Portfolio, Fortis Growth & Income Fund and Fortis Capital Fund paid income distributions, taxable as dividend income, of which 5.30%, 100% and 100% and qualfied for deduction by corporations. Detailed below are the per share distributions made for the fiscal period ended August 31, 1996.

FORTIS ASSET ALLOCATION PORTFOLIO
Ordinary Income Per Share
RECORD DATE                                                   Class A      Class B      Class C      Class H
                                                            --------------------------------------------------
September 19, 1995........................................   $   0.130    $   0.110    $   0.110    $   0.110
December 19, 1995.........................................       0.120        0.100        0.100        0.100
March 18, 1996............................................       0.105        0.085        0.085        0.085
June 18, 1996.............................................       0.120        0.100        0.100        0.100
                                                            -----------  -----------  -----------  -----------
Total Distributions.......................................   $   0.475    $   0.395    $   0.395    $   0.395
                                                            -----------  -----------  -----------  -----------

Short-Term Capital Gain Per Share
December 19, 1995.........................................   $   0.069    $   0.069    $   0.069    $   0.069
                                                            -----------  -----------  -----------  -----------

Long-Term Capital Gain Per Share
December 19, 1995.........................................   $   0.255    $   0.255    $   0.255    $   0.255
                                                            -----------  -----------  -----------  -----------

FORTIS GROWTH & INCOME
Ordinary Income Per Share
RECORD DATE                                                   Class A      Class B      Class C      Class H
                                                            --------------------------------------------------
March 18, 1996............................................       0.030        0.020        0.020        0.020
June 18, 1996.............................................       0.030        0.015        0.015        0.015
                                                            -----------  -----------  -----------  -----------
Total Distributions.......................................   $   0.060    $   0.035    $   0.035    $   0.035
                                                            -----------  -----------  -----------  -----------

FORTIS CAPITAL FUND
Ordinary Income Per Share
RECORD DATE                                                   Class A      Class B      Class C      Class H
                                                            --------------------------------------------------
September 12, 1995........................................   $   0.015    $  --        $  --        $  --
December 12, 1995.........................................       0.027       --           --           --
                                                            -----------  -----------  -----------  -----------
Total Distributions.......................................   $   0.042    $  --        $  --        $  --
                                                            -----------  -----------  -----------  -----------

FORTIS FIDUCIARY FUND
Long-Term Capital Gain Per Share
RECORD DATE                                                   Class A      Class B      Class C      Class H
                                                            --------------------------------------------------
December 19, 1995.........................................   $   0.255    $   0.255    $   0.255    $   0.255
                                                            -----------  -----------  -----------  -----------

FORTIS GROWTH FUND
Long-Term Capital Gain Per Share
RECORD DATE                                 Class A      Class B      Class C      Class H      Class Z
                                          ---------------------------------------------------------------
December 19, 1995.......................   $   1.706    $   1.706    $   1.706    $   1.706       --
                                          -----------  -----------  -----------  -----------  -----------

FORTIS CAPITAL APPRECIATION
Long-Term Capital Gain Per Share
RECORD DATE                                                   Class A      Class B      Class C      Class H
                                                            --------------------------------------------------
December 19, 1995.........................................   $   0.226    $   0.226    $   0.226    $   0.226
                                                            -----------  -----------  -----------  -----------

DIRECTORS AND OFFICERS

DIRECTORS     Richard W. Cutting         CPA AND FINANCIAL CONSULTANT
              Allen R. Freedman          CHAIRMAN AND CHIEF EXECUTIVE OFFICER,
                                           FORTIS, INC. MANAGING DIRECTOR OF
                                           FORTIS INTERNATIONAL, N.V.
              Dr. Robert M. Gavin        PRESIDENT, HAVERFORD COLLEGE. PRIOR TO
                                           JULY 1996, PRESIDENT MACALESTER
                                           COLLEGE
              Benjamin S. Jaffray        CHAIRMAN, SHEFFIELD GROUP, LTD.
              Jean L. King               PRESIDENT, COMMUNI-KING
              Dean C. Kopperud           CHIEF EXECUTIVE OFFICER AND DIRECTOR,
                                           FORTIS ADVISERS, INC. PRESIDENT AND
                                           DIRECTOR, FORTIS INVESTORS, INC.
                                           SENIOR VICE PRESIDENT AND DIRECTOR,
                                           FORTIS BENEFITS INSURANCE COMPANY,
                                           TIME INSURANCE COMPANY
              Edward M. Mahoney          PRIOR TO JANUARY, 1995, CHAIRMAN AND
                                           CHIEF EXECUTIVE OFFICER, FORTIS
                                           ADVISERS, INC., FORTIS INVESTORS,
                                           INC.
              Robb L. Prince             FINANCIAL AND EMPLOYEE BENEFIT
                                           CONSULTANT PRIOR TO JULY, 1995, VICE
                                           PRESIDENT AND TREASURER, JOSTENS,
                                           INC.
              Leonard J. Santow          PRINCIPAL, GRIGGS & SANTOW, INC.
              Joseph M. Wikler           INVESTMENT CONSULTANT AND PRIVATE
                                           INVESTOR PRIOR TO JANUARY, 1994,
                                           DIRECTOR OF RESEARCH, CHIEF
                                           INVESTMENT OFFICER, PRINCIPAL, AND
                                           DIRECTOR, THE ROTHSCHILD CO.

OFFICERS

Dean C. Kopperud
  PRESIDENT AND DIRECTOR
Robert W. Beltz, Jr.
  VICE PRESIDENT
James S. Byrd
  VICE PRESIDENT
Charles J. Dudley
  VICE PRESIDENT
Thomas D. Gualdoni
  VICE PRESIDENT
Maroun M. Hayek
  VICE PRESIDENT
Howard G. Hudson
  VICE PRESIDENT
Robert C. Lindberg
  VICE PRESIDENT
Charles L. Mehlhouse
  VICE PRESIDENT
Kevin J. Michels
  VICE PRESIDENT
Jon H. Nicholson
  VICE PRESIDENT
Fred Obser
  VICE PRESIDENT
Dennis M. Ott
  VICE PRESIDENT
David A. Peterson
  VICE PRESIDENT
Nicholas L. M. de Peyster
  VICE PRESIDENT
Stephen M. Poling
  VICE PRESIDENT
Stephen M. Rickert
  VICE PRESIDENT
Richard P. Roche
  VICE PRESIDENT
Rhonda J. Schwartz
  VICE PRESIDENT
Keith R. Thomson
  VICE PRESIDENT
Christopher J. Woods
  VICE PRESIDENT
Gary N. Yalen
  VICE PRESIDENT
Michael J. Radmer
  SECRETARY
Tamara L. Fagely
  TREASURER

INVESTMENT MANAGER, REGISTRAR   Fortis Advisers, Inc.
AND TRANSFER AGENT              BOX 64284, ST. PAUL, MINNESOTA 55164

PRINCIPAL UNDERWRITER           Fortis Investors, Inc.
                                BOX 64284, ST. PAUL, MINNESOTA 55164

CUSTODIAN                       Norwest Bank Minnesota N.A.
                                MINNEAPOLIS, MINNESOTA

GENERAL COUNSEL                 Dorsey & Whitney P.L.L.P.
                                MINNEAPOLIS, MINNESOTA

INDEPENDENT AUDITORS            KPMG Peat Marwick LLP
                                MINNEAPOLIS, MINNESOTA

The use of this material is authorized only when preceded or accompanied by a prospectus.

FORTIS FINANCIAL GROUP

   Fortis Financial Group (FFG) provides solutions for customers' financial needs using mutual funds, annuities and life insurance. Besides our own array of quality products, we create and deliver customized products for other financial service providers. Like the Fortis name, which comes from the Latin for strong and steadfast, we concentrate on the customer relationships we build, the services we provide, the solutions we offer and the performance we seek.

   FFG includes Fortis Advisers, Inc., an established money manager, as well as Fortis Investors, Inc., a broker dealer with nationwide sales and marketing influence. The guarantees in our insurance products are underwritten by Fortis Benefits Insurance Company and Time Insurance Company.

   Fortis Financial Group is part of Fortis, Inc., a financial services company that provides specialty insurance and investment products to individuals, businesses, associations and other financial services organizations in the United States. Fortis, Inc., is part of Fortis, a worldwide group of companies active in the fields of insurance, banking and investment. Fortis is jointly owned by Fortis AMEV of The Netherlands and Fortis AG of Belgium.

[LOGO]-Registered Trademark-

FORTIS FINANCIAL GROUP
P.O. Box 64284
St. Paul, MN 55164

FORTIS STOCK FUNDS


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